UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22641

                    Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway

                         San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle

One Franklin Parkway

San Mateo, CA 94403-1096

(Name and address of agent for service)

Registrant’s telephone number, including area code:   650-312-2000

Date of fiscal year end:   May 31

Date of reporting period:   November 30, 2020

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

A Series of Franklin Alternative Strategies Funds

November 30, 2020

Sign up for electronic delivery at franklintempleton.com/edelivery

SHAREHOLDER LETTER

Dear Fellow Shareholder:

During the six months ended November 30, 2020, global economic growth weakened significantly, especially in the early part of the period, as a result of the novel coronavirus (COVID-19) pandemic and subsequent economic lockdowns imposed by many governments worldwide. Global stocks advanced during the period, however, amid the reopening of many economies and investor optimism about the development of COVID-19 treatments and vaccines. Many central banks, including the U.S. Federal Reserve and the European Central Bank, maintained low benchmark interest rates and continued their monetary stimulus programs to bolster economic growth.

In this environment, global developed market stocks, as measured by the MSCI World Index (USD), posted a +21.38% total return for the period.1 Global emerging market stocks, as measured by the MSCI Emerging Markets Index (USD), posted a +31.40% total return.1 Global government bonds, as measured by the FTSE World Government Bond Index (USD), posted a +5.04% total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous analysis of Fund subadvisors and markets with a strong emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-positioned for the years ahead.

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

On the following pages, the Fund’s portfolio management team reviews investment decisions that pertain to performance during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs in the future.

As part of Franklin Templeton’s recent organizational changes, I have resigned as President and Chief Investment Officer – Investment Management of the Trust, effective December 4, 2020. Brooks Ritchey, a co-lead portfolio manager for the Fund, has been appointed to this office effective December 4, 2020.

Sincerely,

Madison S. Gulley, CFA

President and Chief Executive Officer –

Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2020, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

SEMIANNUAL REPORT

Franklin K2 Alternative Strategies Fund

This semiannual report for Franklin K2 Alternative Strategies Fund covers the period ended November 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with lower volatility relative to the broad equity markets. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or alternative strategies, including, but not limited to, some or all of the following strategies: long short equity, relative value, event driven and global macro. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are independently managed by multiple subadvisors, while the Fund’s investment manager retains overall responsibility for the Fund’s investments. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange-traded funds (ETFs); debt securities including bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; and mortgage-backed or other asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance Overview

The Fund’s Class A shares posted a +7.77% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, posted a +7.25% total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.07% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index, posted a +22.55% total return during the six months ended November 30, 2020.2 Equities in all major regions of the world posted sizable gains despite a significant global recession following the implementation of stringent social distancing measures to slow the spread of the novel coronavirus (COVID-19). Government stimulus measures and a gradual easing of restrictions drove a resumption of economic activity, leading stocks higher throughout most of the period. Optimism about the development of treatments and vaccines for COVID-19 further supported the recovery in equity prices. In particular, news late in the period that several different vaccine trials had shown effectiveness rates of at least 90% boosted stocks across the globe.

In the U.S., pandemic-related restrictions caused stiff economic headwinds that included mass layoffs. According to the National Bureau of Economic Research, the U.S. economy slipped into a deep recession in February 2020, and second-quarter gross domestic product (GDP) declined at a record annualized rate. Optimism about an economic rebound amid the government’s fiscal and monetary stimulus, along with rising retail sales and resilient consumer spending, drove a sharp equity rally during the summer. Improving economic activity led third-quarter GDP to expand at a record annualized pace, while declining jobless claims drove the unemployment rate from a pandemic high of 14.7% in April to 6.7% in November.3 Late in the period, the results of the U.S. presidential election and the avoidance of prolonged uncertainty about the election outcome also buoyed markets.

1. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

3. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 15.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

The U.S. Federal Reserve (Fed) maintained the federal funds target rate at a range of 0.00%–0.25% and continued its program of open-ended purchasing of government bond and corporate bonds as necessary to help keep markets functioning, significantly expanding its balance sheet. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.

In the eurozone, economic growth resumed in the third quarter of 2020 compared to the previous quarter, following two consecutive quarters of contraction. European developed market equities, as measured by the MSCI Europe Index, posted a +20.26% total return during the period amid stimulus measures to mitigate the economic impact of the pandemic and relaxation of some social distancing restrictions.2 Although stock prices declined in September and October as rising infection rates heightened concerns that the nascent economic revival could stall, positive vaccine trials in November led to a rebound, and European developed market equities ended the period with strong gains.

Asian developed and emerging market equities posted a +27.32% total return, as measured by the MSCI All Country Asia Index.2 China’s second- and third-quarter 2020 economic recovery, a key driver of the region’s economic activity, supported the stock market rebound. Government stimulus measures and continued economic reopening also buoyed investor sentiment. Renewed geopolitical tensions in the region pressured Asian stocks in October, but stocks rebounded sharply in November following positive news about vaccine development.

Global emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a +31.40% total return.2 Improving economic activity, stabilizing oil prices and U.S. dollar weakness led emerging market equities higher. Despite rising COVID-19 cases in some countries, emerging market stocks rallied in November 2020 amid hopes that the new U.S. presidential administration would improve trade relations.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: long short equity, relative value, event driven and global macro. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various subadvisors and other investment options, among other things. We allocate the Fund’s assets to specific subadvisors utilizing a bottom-up approach, selecting subadvisors and their weighting within the Fund’s portfolio by taking into account their correlations to various markets and to each other, their risk profiles and their return expectations. Long short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indexes (through the use of derivatives or through a position in an ETF). Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Event driven strategies generally invest in securities of companies undergoing significant corporate events. Global macro strategies generally focus on broad-based economic opportunities across numerous markets and investments. In addition, the debt securities in which the Fund may invest may have variable or fixed interest rates, may be of any maturity or credit rating, and may include sovereign debt, high yield (“junk”) bonds and distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy) and securities that are in default.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may use derivatives for hedging and non-hedging (investment) purposes, although no subadvisor is required to hedge any of the Fund’s positions or to use derivatives. Such derivative investments may include futures contracts, swaps, options and currency forward contracts. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund may engage in active and frequent trading as part of its investment strategies.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Strategy Allocation*

Based on Total Net Assets as of 11/30/20

Strategy	Long Positions	Short Positions
Long Short Equity	36.9%	-21.1%
Relative Value	35.4%	-12.0%
Event Driven	19.0%	-7.9%
Global Macro	127.6%	-11.1%

Total	218.9%	-52.1%

*Figures include the effect of gross notional exposure of derivatives.

Subadvisors

11/30/20

Long Short Equity

Chilton Investment Company, LLC

Electron Capital Partners, LLC

Jennison Associates, LLC

Portland Hill Asset Management Limited

Wellington Management Company, LLP

Relative Value

Apollo Credit Management LLC

Chatham Asset Management, LLC

Ellington Global Asset Management, LLC

Lazard Asset Management, LLC

Loomis Sayles & Company, L.P.

Event Driven

Bardin Hill Arbitrage IC Management LP

P. Schoenfeld Asset Management L.P.

Global Macro

Emso Asset Management Limited

Graham Capital Management, L.P.

Grantham, Mayo, Van Otterloo & Co. LLC

Manager’s Discussion

During the six months under review, all of the four underlying strategies in which the Fund allocated assets—long short equity, relative value, event driven and global macro—and all of the subadvisors in which the Fund allocated assets delivered absolute gains. The allocation percentages for each strategy are listed in the Strategy Allocation table on this page. A conditional risk overlay (CRO), which was implemented to help mitigate downside risk, detracted from results for the six-month period. The CRO was deactivated at the end of September 2020.

The Fund added a new long short equity strategy subadvisor in September 2020, Electron Capital Partners, which specializes in global utilities and infrastructure firms. The Fund’s other long short equity strategy subadvisors during the period were Chilton Investment, Impala Asset Management (see below), Jennison Associates, Portland Hill Asset Management and Wellington Management. Electron and Chilton were leading performance contributors, as five long short equity strategy subadvisors ranked among the top six positive performance contributors overall. In asset class terms, the top performance driver for the strategy was equity exposure, while currency exposure detracted from performance over the period. In sector terms, consumer discretionary, health care and industrials were leading positive contributors to returns, while equity index hedges detracted from returns.

The Fund’s relative value strategy subadvisors during the period were Apollo Credit Management, Chatham Asset Management, Ellington Global Asset Management, Lazard Asset Management and Loomis Sayles & Company. Lazard was responsible for the majority of the strategy’s positive contribution, as the subadvisor benefited in part from an ongoing investment theme focused on convertible bond exchanges. In asset class terms, credit exposure was the key positive performance driver, while equity exposure detracted from performance. In sector terms, health care, information technology and asset-backed securities were leading positive contributors to returns, while currency exposure hindered returns.

The Fund’s event driven strategy subadvisors during the period were Bardin Hill Arbitrage IC Management and P. Schoenfeld Asset Management. Both subadvisors benefited performance, bolstered by the continued tightening of merger arbitrage spreads on a range of strategic acquisitions. A long position in an Italian American automaker, which traded higher after amending the terms of its merger with a French competitor, bolstered returns, while a short position in the French company detracted from performance.

The Fund’s global macro strategy subadvisors were Emso Asset Management; Graham Capital Management; Grantham, Mayo, Van Otterloo & Co. (GMO); and H2O AM (see below). Emso and GMO were the leading contributors to positive performance. In asset class terms, currency and credit exposures contributed to positive returns, while commodities exposure slightly weakened returns. In sector terms, positive contributors to performance included long exposure to interest-rate derivatives and equity indexes.

In addition to adding Electron Capital Partners as a new long short equity strategy subadvisor, the Fund increased its allocation to the relative value strategy (to subadvisors Apollo Credit Management and Ellington Global Asset Management) during the six-month period. Toward period-end, the Fund completed a full redemption of two subadvisors, long short equity subadvisor Impala Asset Management and global macro strategy subadvisor H2O AM.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Thank you for your participation in Franklin K2 Alternative Strategies Fund. We look forward to continuing to serve your investment needs.

Brooks Ritchey

Co-Lead Portfolio Manager

Robert Christian

Co-Lead Portfolio Manager

Anthony Zanolla, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Performance Summary as of November 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	+7.77%	+1.86%
1-Year	+5.46%	-0.34%
5-Year	+17.79%	+2.18%
Since Inception (10/11/13)	+29.81%	+2.91%

Advisor
6-Month	+8.01%	+8.01%
1-Year	+5.79%	+5.79%
5-Year	+19.27%	+3.59%
Since Inception (10/11/13)	+32.24%	+3.99%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	2.43%	2.64%
Advisor	2.18%	2.39%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgment about particular investments made for the Fund’s portfolio prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Foreign investments are subject to greater investment risk such as political, economic, credit and information risks as well as risk of currency fluctuations. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Lower-rated or high-yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager or subadvisor expects. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Merger arbitrage investments risk loss if a proposed reorganization in which the Fund invests is renegotiated or terminated. Liquidity risk exists when securities have become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/21 and a fee waiver related to the management fee paid by a subsidiary. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 =$64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expenses Paid During Period 6/1/20–11/30/20[1,2]	Ending Account Value 11/30/20	Expenses Paid During Period 6/1/20–11/30/20[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,077.70	$13.65	$1,011.93	$13.21	2.62%
C	$1,000	$1,074.00	$17.37	$1,008.32	$16.82	3.34%
R	$1,000	$1,076.80	$14.89	$1,010.73	$14.42	2.86%
R6	$1,000	$1,080.00	$11.94	$1,013.59	$11.56	2.29%
Advisor	$1,000	$1,080.10	$12.36	$1,013.19	$11.96	2.37%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights

Franklin K2 Alternative Strategies Fund

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.19	$11.28	$11.38	$11.14	$10.55	$11.16

Income from investment operations[a]:

Net investment income (loss)[b]	(0.04)	(0.03)	0.04	0.01	0.03	(0.05)

Net realized and unrealized gains (losses)	0.91	0.02	0.11	0.38	0.61	(0.38)

Total from investment operations	0.87	(0.01)	0.15	0.39	0.64	(0.43)

Less distributions from:

Net investment income	—	(0.07)	—	(0.15)	(0.05)	(0.14)

Net realized gains	—	(0.01)	(0.25)	—	—	(0.04)

Total distributions	—	(0.08)	(0.25)	(0.15)	(0.05)	(0.18)

Net asset value, end of period	$12.06	$11.19	$11.28	$11.38	$11.14	$10.55

Total return[c]	7.77%	(0.15)%	1.35%	3.57%	6.07%	(3.89)%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.81%	2.58%	2.73%	2.81%	3.07%	3.22%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.62%	2.40%	2.56%	2.59%	2.73%	2.88% [f]

Expenses incurred in connection with securities sold short	0.42%	0.20%	0.36%	0.39%	0.53%	0.67%

Net investment income (loss)	(0.66)%	(0.25)%	0.36%	0.06%	0.10%	(0.44)%

Supplemental data

Net assets, end of period (000’s)	$95,097	$90,205	$104,452	$119,214	$119,385	$177,412

Portfolio turnover rate	116.85%	271.51%	235.47%	234.77%	209.45%	229.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.95	$11.05	$11.25	$11.00	$10.45	$11.09

Income from investment operations[a]:

Net investment income (loss)[b]	(0.08)	(0.11)	(0.05)	(0.08)	(0.04)	(0.12)

Net realized and unrealized gains (losses)	0.89	0.02	0.10	0.39	0.59	(0.39)

Total from investment operations	0.81	(0.09)	0.05	0.31	0.55	(0.51)

Less distributions from:

Net investment income	—	—	—	(0.06)	—	(0.09)

Net realized gains	—	(0.01)	(0.25)	—	—	(0.04)

Total distributions	—	(0.01)	(0.25)	(0.06)	—	(0.13)

Net asset value, end of period	$11.76	$10.95	$11.05	$11.25	$11.00	$10.45

Total return[c]	7.40%	(0.85)%	0.56%	2.82%	5.26%	(4.62)%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	3.53%	3.33%	3.48%	3.56%	3.79%	3.96%

Expenses net of waiver, payments by affiliates and expense reduction[e]	3.34%	3.15%	3.31%	3.34%	3.45%	3.62% [f]

Expenses incurred in connection with securities sold short	0.42%	0.20%	0.36%	0.39%	0.53%	0.67%

Net investment income (loss)	(1.38)%	(1.00)%	(0.39)%	(0.69)%	(0.62)%	(1.18)%

Supplemental data

Net assets, end of period (000’s)	$33,086	$36,043	$44,897	$53,196	$55,496	$71,154

Portfolio turnover rate	116.85%	271.51%	235.47%	234.77%	209.45%	229.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.20	$11.28	$11.42	$11.17	$10.61	$11.15

Income from investment operations[a]:

Net investment income (loss)[b]	(0.05)	(0.06)	0.02	(0.02)	(0.25)	(0.10)

Net realized and unrealized gains (losses)	0.91	0.02	0.09	0.39	0.86	(0.40)

Total from investment operations	0.86	(0.04)	0.11	0.37	0.61	(0.50)

Less distributions from:

Net investment income	—	(0.03)	—	(0.12)	(0.05)	—

Net realized gains	—	(0.01)	(0.25)	—	—	(0.04)

Total distributions	—	(0.04)	(0.25)	(0.12)	(0.05)	(0.04)

Net asset value, end of period	$12.06	$11.20	$11.28	$11.42	$11.17	$10.61

Total return[c]	7.68%	(0.39)%	1.08%	3.28%	5.79%	(4.51)%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	3.05%	2.83%	2.98%	3.06%	3.32%	3.46%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.86%	2.65%	2.81%	2.84%	2.98%	3.12% [f]

Expenses incurred in connection with securities sold short	0.42%	0.20%	0.36%	0.39%	0.53%	0.67%

Net investment income (loss)	(0.90)%	(0.50)%	0.11%	(0.19)%	(0.15)%	(0.68)%

Supplemental data

Net assets, end of period (000’s)	$806	$884	$844	$648	$597	$341

Portfolio turnover rate	116.85%	271.51%	235.47%	234.77%	209.45%	229.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.25	$11.34	$11.41	$11.17	$10.59	$11.18

Income from investment operations[a]:

Net investment income (loss)[b]	(0.02)	0.01	0.08	0.03	0.02	(0.01)

Net realized and unrealized gains (losses)	0.92	0.02	0.10	0.40	0.65	(0.37)

Total from investment operations	0.90	0.03	0.18	0.43	0.67	(0.38)

Less distributions from:

Net investment income	—	(0.11)	—	(0.19)	(0.09)	(0.17)

Net realized gains	—	(0.01)	(0.25)	—	—	(0.04)

Total distributions	—	(0.12)	(0.25)	(0.19)	(0.09)	(0.21)

Net asset value, end of period	$12.15	$11.25	$11.34	$11.41	$11.17	$10.59

Total return[c]	8.00%	0.27%	1.70%	3.83%	6.40%	(3.45)%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.48%	2.26%	2.41%	2.46%	2.73%	2.87%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.29%	2.07%	2.23%	2.24%	2.39%	2.53% [f]

Expenses incurred in connection with securities sold short	0.42%	0.20%	0.36%	0.39%	0.53%	0.67%

Net investment income (loss)	(0.33)%	0.08%	0.69%	0.41%	0.44%	(0.09)%

Supplemental data

Net assets, end of period (000’s)	$28,333	$15,537	$42,842	$31,805	$265,247	$265,517

Portfolio turnover rate	116.85%	271.51%	235.47%	234.77%	209.45%	229.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.23	$11.33	$11.40	$11.16	$10.58	$11.18

Income from investment operations[a]:

Net investment income (loss)[b]	(0.02)	— [c]	0.07	0.04	0.04	(0.02)

Net realized and unrealized gains (losses)	0.92	0.01	0.11	0.38	0.62	(0.38)

Total from investment operations	0.90	0.01	0.18	0.42	0.66	(0.40)

Less distributions from:

Net investment income	—	(0.10)	—	(0.18)	(0.08)	(0.16)

Net realized gains	—	(0.01)	(0.25)	—	—	(0.04)

Total distributions	—	(0.11)	(0.25)	(0.18)	(0.08)	(0.20)

Net asset value, end of period	$12.13	$11.23	$11.33	$11.40	$11.16	$10.58

Total return[d]	8.01%	0.19%	1.61%	3.75%	6.29%	(3.58)%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.56%	2.33%	2.48%	2.56%	2.82%	2.96%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.37%	2.15%	2.31%	2.34%	2.48%	2.62% [g]

Expenses incurred in connection with securities sold short	0.42%	0.20%	0.36%	0.39%	0.53%	0.67%

Net investment income (loss)	(0.41)%	— [h]	0.61%	0.31%	0.35%	(0.18)%

Supplemental data

Net assets, end of period (000’s)	$1,056,461	$977,094	$1,046,252	$896,278	$674,828	$722,216

Portfolio turnover rate	116.85%	271.51%	235.47%	234.77%	209.45%	229.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

gBenefit of expense reduction rounds to less than 0.01%.

hAmount rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2020 (unaudited)

Franklin K2 Alternative Strategies Fund

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests 43.2%
	Aerospace & Defense 0.0%†
a,b	Bombardier Inc., B	Canada	609,589	$248,774
	Lockheed Martin Corp.	United States	47	17,155

				265,929

	Air Freight & Logistics 0.3%
	Expeditors International of Washington Inc.	United States	1,456	130,123
	United Parcel Service Inc., B	United States	113	19,331
a	XPO Logistics Inc.	United States	27,861	2,972,211

				3,121,665

	Airlines 0.3%
	Allegiant Travel Co., A	United States	1,761	299,705
	Delta Air Lines Inc.	United States	14,086	566,961
a	Japan Airlines Co. Ltd.	Japan	74,662	1,407,658
	Southwest Airlines Co.	United States	6,047	280,218
a	United Airlines Holdings Inc.	United States	12,352	556,458

				3,111,000

	Automobiles 0.2%
a	Li Auto Inc., ADR	China	20,646	743,050
a	NIO Inc., ADR	China	35,274	1,782,395

				2,525,445

	Banks 0.0%†
a	Barclays PLC	United Kingdom	108,406	192,395
	Citigroup Inc.	United States	421	23,184
	Hope Bancorp Inc.	United States	5,024	47,628

				263,207

	Beverages 0.4%
	The Coca-Cola Co.	United States	3,367	173,737
	Davide Campari-Milano NV	Italy	278,370	3,240,019
	Primo Water Corp.	United States	90,399	1,358,697

				4,772,453

	Biotechnology 2.3%
a	Acadia Pharmaceuticals Inc.	United States	14,770	836,868
a,c,d	Alder Biopharmaceuticals Inc., Contingent Value, rts., 12/31/24	United States	50,624	44,549
a	Alexion Pharmaceuticals Inc.	United States	2,983	364,254
	Amgen Inc.	United States	77	17,097
a	Amicus Therapeutics Inc.	United States	56,310	1,288,936
a	Apellis Pharmaceuticals Inc.	United States	49,293	2,323,672
a	Argenx SE, ADR	Netherlands	5,437	1,559,440
a	Biogen Inc.	United States	1,837	441,192
a	BioMarin Pharmaceutical Inc.	United States	10,875	855,863
a,d	Black Diamond Therapeutics Inc.	United States	10,447	348,303
a	Burning Rock Biotech Ltd., ADR	China	25,042	714,448
a,d	C4 Therapeutics Inc.	United States	4,362	149,180
a	Constellation Pharmaceuticals Inc.	United States	14,459	366,391
a,d	CRISPR Therapeutics AG	Switzerland	6,271	795,915
a	CytoDyn Inc.	United States	2,742	7,321
a,d	Denali Therapeutics Inc.	United States	9,053	551,961
a	Fate Therapeutics Inc.	United States	25,207	1,473,727
a,d	Genetron Holdings Ltd., ADR	China	37,376	511,304
a	Genmab A/S, ADR	Denmark	13,614	525,637
a	Gossamer Bio Inc.	United States	36,904	326,231
a	Immatics NV, wts., 12/31/25	Germany	10,049	28,539

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Biotechnology (continued)
a,e	Innovent Biologics Inc., 144A	China	73,859	$485,111
a,d	Iovance Biotherapeutics Inc.	United States	14,756	572,680
a	Kymera Therapeutics Inc.	United States	1,770	82,553
a	Legend Biotech Corp., ADR	United States	3,426	101,855
a,f	Natera Inc.	United States	32,055	2,829,495
a,d	Novavax Inc.	United States	5,274	735,723
a	Nurix Therapeutics Inc.	United States	5,051	215,274
a	ORIC Pharmaceuticals Inc.	United States	12,301	417,127
a	PMV Pharmaceuticals Inc.	United States	3,721	131,128
a,d	Praxis Precision Medicines Inc.	United States	5,008	207,632
a,d	ProQR Therapeutics NV	Netherlands	46,914	184,841
a	Regeneron Pharmaceuticals Inc.	United States	1,316	679,096
a	Sage Therapeutics Inc.	United States	13,385	991,695
a,f	Sarepta Therapeutics Inc.	United States	14,561	2,051,062
a	Seagen Inc.	United States	3,054	520,127
a,d	Turning Point Therapeutics Inc.	United States	12,359	1,316,234
a,f	Vertex Pharmaceuticals Inc.	United States	7,941	1,808,563
a	Zai Lab Ltd., ADR	China	5,100	564,978

				27,426,002

	Building Products 0.1%
	Carrier Global Corp.	United States	29,575	1,125,920
b	Masco Corp.	United States	320	17,175

				1,143,095

	Capital Markets 0.7%
a,e	Amundi SA, 144A	France	25,204	2,004,528
e	Anima Holding SpA, 144A	Italy	102,616	451,896
	BlackRock Inc., A	United States	28	19,554
a,d	Capstar Special Purpose Acquisition Corp., A	United States	13,782	136,166
a	Capstar Special Purpose Acquisition Corp., wts., 7/9/27	United States	6,891	8,062
a	Churchill Capital Corp. IV	United States	19,403	195,582
a,d	Churchill Capital Corp. IV, A	United States	29,176	288,259
a	Churchill Capital Corp. IV, wts., 8/4/25	United States	7,856	9,113
a	CITIC Capital Acquisition Corp., A	China	6,957	72,701
a	Colonnade Acquisition Corp.	United States	10,866	107,194
a	Colonnade Acquisition Corp., wts., 8/31/27	United States	5,044	3,228
a,f	E.Merge Technology Acquisition Corp., A	United States	28,002	277,220
a,f	E.Merge Technology Acquisition Corp., wts., 7/30/25	United States	9,334	9,614
a,d	Foley Trasimene Acquisition Corp., A	United States	8,086	82,477
a	Foley Trasimene Acquisition Corp. II	United States	19,901	208,760
a	Foley Trasimene Acquisition Corp. II, wts., 8/11/25	United States	43,081	75,736
a	Foley Trasimene Acquisition Corp., wts., 5/26/25	United States	4,894	8,173
a,d	Fortress Value Acquisition Corp. II	United States	4,360	46,260
a,d	Fusion Acquisition Corp., A	United States	22,614	225,009
a	Fusion Acquisition Corp., wts., 6/1/27	United States	21,802	25,072
a,d	Gores Holdings V Inc.	United States	27,368	280,522
a,f	GS Acquisition Holdings Corp. II, A	United States	35,932	375,489
a,f	GS Acquisition Holdings Corp. II, wts., 8/30/25	United States	8,983	17,068
a	Hudson Executive Investment Corp., A	United States	37,101	368,413
a	Hudson Executive Investment Corp., wts., 6/21/25	United States	28,108	28,670
f	Moody’s Corp.	United States	9,897	2,794,319
b	Morgan Stanley	United States	356	22,012
a	Open Lending Corp., A	United States	5,337	150,076
	S&P Global Inc.	United States	53	18,644
a,d	SCVX Corp., A	United States	6,958	70,276

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
	T Rowe Price Group Inc.	United States	127	$18,213
	Virtu Financial Inc., A	United States	390	8,888

				8,407,194

	Chemicals 0.9%
	Advanced Emissions Solutions Inc.	United States	11,946	67,495
	Ecolab Inc., W	United States	8,796	1,954,031
	FMC Corp.	United States	3,016	349,886
	The Sherwin-Williams Co.	United States	11,931	8,919,974

				11,291,386

	Commercial Services & Supplies 0.7%
f	Cintas Corp.	United States	14,623	5,195,552
	Covanta Holding Corp.	United States	8,456	104,854
	GFL Environmental Inc.	Canada	5,251	142,460
	Republic Services Inc., A	United States	33,639	3,253,564

				8,696,430

	Communications Equipment 0.0%†
a,b	Acacia Communications Inc.	United States	817	56,928
	Cisco Systems Inc.	United States	431	18,542

				75,470

	Construction & Engineering 0.2%
a	AECOM	United States	15,445	801,441
	Quanta Services Inc.	United States	23,024	1,573,460

				2,374,901

	Construction Materials 0.7%
	Cemex SAB de CV, ADR	Mexico	624,940	2,874,724
	LafargeHolcim Ltd., B	Switzerland	60,292	3,164,542
	Martin Marietta Materials Inc.	United States	3,156	838,328
	Vulcan Materials Co.	United States	9,298	1,298,466

				8,176,060

	Containers & Packaging 1.0%
f	Ball Corp.	United States	100,464	9,645,548
a	Crown Holdings Inc.	United States	27,203	2,563,883

				12,209,431

	Distributors 0.2%
	Pool Corp.	United States	7,684	2,659,509

	Diversified Financial Services 0.9%
a	ACE Convergence Acquisition Corp.	United States	12,220	120,367
a	ACE Convergence Acquisition Corp., wts., 7/28/27	United States	9,842	12,989
a	ACE Convergence Acquisition Corp., wts., 9/30/27	United States	6,110	4,949
a	Aequi Acquisition Corp.	United States	25,184	251,840
a,d	Ajax I	United States	75,659	807,282
a	Altimeter Growth Corp.	United States	8,464	103,176
a	Apex Technology Acquisition Corp., wts., 9/30/26	United States	6,458	23,701
a	Ascendant Digital Acquisition Corp.	United States	19,684	195,856
a	Atlantic Avenue Acquisition Corp.	United States	8,680	86,887
a	Avanti Acquisition Corp.	Cayman Islands	16,939	172,100
a	Bluescape Opportunities Acquisition Corp.	United States	26,901	269,548
a,d	BowX Acquisition Corp.	United States	12,175	125,159
a	Bridgetown Holdings Ltd.	Hong Kong	13,143	136,687

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	Burgundy Technology Acquisition Corp.	United States	26,419	$265,314
a	Burgundy Technology Acquisition Corp., wts., 10/5/25	United States	14,869	11,449
a,d	CC Neuberger Principal Holdings I	United States	6,824	70,492
a	CC Neuberger Principal Holdings II	United States	39,672	396,720
a	CC Neuberger Principal Holdings II, wts., 7/29/25	United States	9,918	12,100
a	CF Finance Acquisition Corp. II	United States	31,159	327,170
a	CF Finance Acquisition Corp. III	United States	29,367	301,012
a	Consonance-HFW Acquisition Corp.	United States	2,546	25,619
a	dMY Technology Group Inc. II, wts., 7/29/27	United States	34,710	68,726
a,d	dMY Technology Group Inc. III	United States	28,528	294,409
a	Dragoneer Growth Opportunities Corp.	United States	1,778	22,758
a	Dragoneer Growth Opportunities Corp. II	United States	5,156	56,201
a	Dragoneer Growth Opportunities Corp., wts., 8/18/27	United States	1,227	4,012
a	Executive Network Partnering Corp.	United States	14,215	355,375
a	Falcon Capital Acquisition Corp.	United States	7,250	75,980
a	Fast Acquisition Corp.	United States	6,064	62,762
a	FinServ Acquisition Corp., A	United States	1,034	10,361
a	FinServ Acquisition Corp., wts., 12/31/26	United States	1,107	1,118
a	Flying Eagle Acquisition Corp.	United States	2,100	32,550
a	Flying Eagle Acquisition Corp., wts., 2/26/27	United States	8,765	35,235
a	Forest Road Acquisition Corp.	United States	19,894	202,521
a,d	Forum Merger III Corp., A	United States	23,943	287,795
a	Forum Merger III Corp., wts., 8/24/27	United States	7,981	19,713
a	FTAC Olympus Acquisition Corp.	United States	7,003	71,431
a	GO Acquisition Corp.	United States	5,935	60,240
a,d	GO Acquisition Corp., A	United States	12,171	119,884
a	GO Acquisition Corp., wts., 8/31/27	United States	4,057	4,057
a	Health Assurance Acquisition Corp.	United States	6,380	66,926
a	Insu Acquisition Corp. II	United States	22,128	305,366
a	Interprivate Acquisition Corp.	United States	7,720	85,306
a	Interprivate Acquisition Corp., wts., 10/29/24	United States	28,168	56,336
a	Investindustrial Acquisition Corp.	United Kingdom	9,548	96,339
a	Jaws Acquisition Corp., wts., 7/6/25	United States	19,472	41,086
a	Landcadia Holdings III Inc.	United States	22,532	228,249
a	Longview Acquisition Corp., wts., 6/29/25	United States	6,833	23,266
a	Montes Archimedes Acquisition Corp.	United States	6,095	61,194
a	NextGen Acquisition Corp.	United States	6,771	67,778
a	Northern Star Acquisition Corp.	United States	6,375	64,069
a	Oaktree Acquisition Corp II	United States	17,512	178,447
a	One, A	United States	24,116	252,012
a	One, wts., 8/17/25	United States	6,029	11,335
a,c,g	One Call Corp.	United States	4,965	517,597
a	Osprey Technology Acquisition Corp., A	United States	17,190	175,854
a	Peridot Acquisition Corp.	United States	19,762	204,537
a,b	Pershing Square Tontine Holdings Ltd., A	United States	6,711	174,553
a	Pershing Square Tontine Holdings Ltd., wts., 7/24/21	United States	1	10
a	Pine Island Acquisition Corp.	United States	12,737	128,644
a,d	PMV Consumer Acquisition Corp.	United States	4,933	49,725
a	Population Health Investment Co. Inc.	United States	4,453	45,376
a	Prime Impact Acquisition I	United States	15,978	160,478
a	Property Solutions Acquisition Corp., wts., 8/28/27	United States	19,217	13,068
a	RedBall Acquisition Corp.	United States	24,120	249,883
a	RedBall Acquisition Corp., wts., 8/17/22	United States	8,040	14,954
a	Reinvent Technology Partners	United States	14,367	162,332
a,d	Rice Acquisition Corp.	United States	8,926	92,473

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	Social Capital Hedosophia Holdings Corp II, wts., 12/31/25	United States	11,384	$88,681
a,d	Social Capital Hedosophia Holdings Corp III	United States	10,820	112,420
a	Social Capital Hedosophia Holdings Corp III, wts., 12/31/25	United States	4,361	7,872
a	Social Capital Hedosophia Holdings Corp V	United States	8,928	97,762
a	Social Capital Hedosophia Holdings Corp VI	United States	8,928	95,887
a	South Mountain Merger Corp., wts., 6/20/24	United States	5,670	15,876
a	Stable Road Acquisition Corp., wts., 5/15/26	United States	10,530	33,485
a	Star Peak Energy Transition Corp.	United States	10,047	105,946
a	Starboard Value Acquisition Corp., A	United States	7,428	75,914
a	Supernova Partners Acquisition Co. Inc.	United States	28,220	294,335
a,d	Tailwind Acquisition Corp.	United States	16,038	163,588
a	Tekkorp Digital Acquisition Corp.	United States	10,087	102,383
a	Thunder Bridge Acquisition II Ltd.	United States	8,169	83,977
a	TPG Pace Beneficial Finance Corp.	United States	4,740	49,343
a	TPG Pace Tech Opportunities Corp.	United States	8,126	85,321
a	Triterras Inc., wts., 2/2/21	United States	14,974	36,237
a	TWC Tech Holdings II Corp.	United States	7,451	76,149
a	VPC Impact Acquisition Holdings	United States	19,768	199,855
a	Yucaipa Acquisition Corp.	United States	5,406	54,492
a	Yucaipa Acquisition Corp., wts., 9/6/25	United States	3,720	4,278

				10,816,539

	Diversified Telecommunication Services 0.1%
	AT&T Inc.	United States	21,983	632,011
e	China Tower Corp. Ltd., H, 144A	China	2,980,850	467,422
	Telecom Italia SpA	Italy	411,734	194,042
	Telecom Italia SpA, RSP	Italy	99,275	50,778
	Verizon Communications Inc.	United States	301	18,183

				1,362,436

	Electric Utilities 0.9%
	Duke Energy Corp.	United States	2,117	196,161
a,f	Energy Harbor Corp.	United States	82,474	1,743,500
f	FirstEnergy Corp.	United States	64,391	1,710,225
	NRG Energy Inc.	United States	30,594	1,001,954
a	PG&E Corp.	United States	268,788	3,413,607
	PPL Corp.	United States	114,802	3,262,673

				11,328,120

	Electrical Equipment 0.1%
	Vestas Wind Systems A/S	Denmark	5,895	1,201,481

	Electronic Equipment, Instruments & Components 0.4%
a	Fitbit Inc., A	United States	659,322	4,733,932

	Entertainment 0.3%
b	Activision Blizzard Inc.	United States	220	17,485
	Electronic Arts Inc.	United States	13,245	1,692,049
a	Netflix Inc.	United States	3,243	1,591,340

				3,300,874

	Equity Real Estate Investment Trusts (REITs) 0.1%
	American Tower Corp.	United States	74	17,109
d	Iron Mountain Inc.	United States	661	18,177
b	Taubman Centers Inc..	United States	1,800	76,896
	VICI Properties Inc.	United States	31,000	783,990

				896,172

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Food & Staples Retailing 0.4%
	Costco Wholesale Corp.	United States	12,498	$4,896,342
b	The Kroger Co.	United States	505	16,665
	Wal-Mart Stores Inc.	United States	1,332	203,516

				5,116,523

	Food Products 0.2%
	COFCO Joycome Foods Ltd.	China	1,720,786	579,697
a	Darling Ingredients Inc.	United States	26,582	1,283,379

				1,863,076

	Health Care Equipment & Supplies 2.7%
f	Abbott Laboratories	United States	20,076	2,172,624
a	Alcon Inc.	Switzerland	6,799	436,632
a	Boston Scientific Corp.	United States	44,647	1,480,048
	Danaher Corp., W	United States	10,007	2,247,872
a	DexCom Inc.	United States	5,244	1,676,402
a	Edwards Lifesciences Corp.	United States	14,942	1,253,484
a	Insulet Corp.	United States	2,464	634,998
a,f	Intuitive Surgical Inc.	United States	2,062	1,497,115
a	Nevro Corp.	United States	3,908	630,165
a,d	Outset Medical Inc.	United States	2,058	131,712
a	Shockwave Medical Inc.	United States	13,067	1,278,345
a	Silk Road Medical Inc.	United States	13,567	777,389
a	Tandem Diabetes Care Inc.	United States	7,588	712,362
	Teleflex Inc.	United States	1,033	395,381
a,f	Varian Medical Systems Inc.	United States	91,448	15,910,123
	Zimmer Biomet Holdings Inc.	United States	7,224	1,077,243

				32,311,895

	Health Care Providers & Services 1.1%
	Anthem Inc.	United States	4,241	1,321,156
a	Centene Corp.	United States	16,030	988,249
	Cigna Corp.	United States	6,309	1,319,464
	CVS Health Corp.	United States	2,976	201,743
a,f	Guardant Health Inc.	United States	10,655	1,290,534
	Humana Inc.	United States	5,077	2,033,440
	UnitedHealth Group Inc.	United States	19,340	6,504,816

				13,659,402

	Health Care Technology 0.2%
a,d	Accolade Inc.	United States	7,667	397,994
a	Multiplan Corp., wts., 3/1/27	United States	17,287	20,051
a	Phreesia Inc.	United States	15,252	673,528
a,f	Teladoc Health Inc.	United States	5,014	996,633

				2,088,206

	Hotels, Restaurants & Leisure 1.2%
	Carnival PLC	United States	21,603	374,476
	Domino’s Pizza Inc.	United States	6,864	2,694,601
	Dunkin’ Brands Group Inc.	United States	42,733	4,544,227
	McDonald’s Corp.	United States	985	214,179
	Netent AB	Sweden	613,889	6,120,815
	Starbucks Corp.	United States	1,560	152,911
	Wingstop Inc.	United States	19	2,419
	Yum! Brands Inc.	United States	174	18,409

				14,122,037

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Household Durables 0.0%†
	D.R. Horton Inc.	United States	167	$12,441
	PulteGroup Inc.	United States	50	2,182

				14,623

	Household Products 0.0%†
	Kimberly-Clark Corp.	United States	97	13,513
	The Procter & Gamble Co.	United States	1,511	209,833

				223,346

	Independent Power & Renewable Electricity Producers 1.1%
	The AES Corp.	United States	249,261	5,094,895
a	Array Technologies Inc.	United States	12,086	550,880
	Clearway Energy Inc., C	United States	65,252	1,909,926
	NextEra Energy Partners LP	United States	34,759	2,206,154
a	Sunnova Energy International Inc.	United States	76,830	3,112,383
	Vistra Corp.	United States	131	2,447

				12,876,685

	Industrial Conglomerates 0.0%†
	Smiths Group PLC	United Kingdom	17,888	343,706

	Insurance 0.9%
a,d	eHealth Inc.	United States	8,670	658,833
b	MetLife Inc.	United States	444	20,500
	The Progressive Corp.	United States	196	17,074
a,d	Selectquote Inc.	United States	15,278	327,713
a	Trupanion Inc.	United States	18,524	1,877,963
a	Willis Towers Watson PLC	United States	37,853	7,880,616

				10,782,699

	Interactive Media & Services 2.5%
a,f	Alphabet Inc., A	United States	2,951	5,177,235
a,f	Alphabet Inc., C	United States	1,628	2,866,485
a,f	Facebook Inc., A	United States	20,322	5,628,584
a	Match Group Inc.	United States	25,374	3,532,314
a	Snap Inc., A	United States	98,253	4,364,398
	Tencent Holdings Ltd.	China	100,550	7,329,869
a	Twitter Inc.	United States	25,199	1,172,005

				30,070,890

	Internet & Direct Marketing Retail 1.6%
a,f	Alibaba Group Holding Ltd., ADR	China	22,541	5,936,398
a	Amazon.com Inc.	United States	1,351	4,280,022
a	Booking Holdings Inc.	United States	129	261,670
b,f	eBay Inc.	United States	33,407	1,684,715
a	Grubhub Inc.	United States	74,741	5,257,282
a	MercadoLibre Inc.	Argentina	1,292	2,006,902

				19,426,989

	IT Services 4.5%
a	21vianet Group Inc., ADR	China	32,928	933,180
	Accenture PLC, A	United States	77	19,180
a	Cardtronics PLC, A	United States	3,570	86,680
	Cognizant Technology Solutions Corp., A	United States	40,359	3,153,249
	Edenred	France	17,325	990,037
	Fidelity National Information Services Inc.	United States	128	18,996
a	FleetCor Technologies Inc.	United States	12,087	3,205,593

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	IT Services (continued)
	Genpact Ltd.	United States	100,024	$4,065,976
	Global Payments Inc.	United States	39,933	7,794,523
a	GoDaddy Inc., A	United States	40,362	3,210,393
	International Business Machines Corp.	United States	2,072	255,933
	MasterCard Inc., A	United States	27,183	9,147,351
a,d	MongoDB Inc., A	United States	4,800	1,379,088
a,f	PayPal Holdings Inc.	United States	24,101	5,160,506
a	Repay Holdings Corp., A	United States	55,915	1,349,229
a	StoneCo. Ltd.	Brazil	44,366	3,248,479
a	VeriSign Inc.	United States	8,913	1,789,017
a	Virtusa Corp.	United States	126,599	6,340,078
	Visa Inc., A	United States	6,895	1,450,363
a	WEX Inc.	United States	8,637	1,496,274

				55,094,125

	Life Sciences Tools & Services 1.7%
a	10x Genomics Inc., A	United States	3,928	601,416
a	Adaptive Biotechnologies Corp.	United States	8,919	430,074
a	Avantor Inc.	United States	25,108	684,946
a,d	Berkeley Lights Inc.	United States	1,070	88,660
a	Eurofins Scientific SE	Luxembourg	24,910	2,037,692
	Gerresheimer AG	Germany	9,835	1,147,599
a	Illumina Inc.	United States	2,833	912,481
a	IQVIA Holdings Inc.	United States	6,752	1,141,021
a	Maravai Lifesciences Holdings Inc., A	United States	6,782	190,913
a	Mettler-Toledo International Inc.	United States	3,910	4,496,656
a	PPD Inc.	United States	16,234	568,190
a	QIAGEN NV	Germany	33,197	1,600,194
a	Repligen Corp.	United States	5,221	990,267
	Thermo Fisher Scientific Inc.	United States	8,703	4,046,721
a,e	Wuxi Biologics Cayman Inc., 144A	China	127,425	1,264,214

				20,201,044

	Machinery 0.5%
a	Navistar International Corp.	United States	104,014	4,603,660
	Neles OYJ	Finland	9,584	123,581
	The Toro Co.	United States	14,096	1,278,648

				6,005,889

	Media 0.2%
a,d	Cardlytics Inc.	United States	7,041	835,626
b	Comcast Corp., A	United States	441	22,156
a	ITV PLC	United Kingdom	293,248	364,934
b	Nexstar Media Group Inc., A	United States	198	20,840
a	Postmedia Network Canada Corp., B	Canada	666,338	826,060
	Stroeer SE & Co. KGaA	Germany	1,613	144,101
d	ViacomCBS Inc., B	United States	100	3,528

				2,217,245

	Metals & Mining 0.0%†
b	Newmont Corp.	United States	290	17,058

	Multiline Retail 0.0%†
	Dollar General Corp.	United States	65	14,208
	Target Corp.	United States	116	20,825

				35,033

22	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Multi-Utilities 0.0%†
	Northwestern Corp.	United States	2,777	$161,066

	Oil, Gas & Consumable Fuels 0.0%†
a	Battalion Oil Corp.	United States	3,790	29,031
a	California Resources Corp.	United States	13,692	298,760
	Chevron Corp.	United States	251	21,882
b	Enterprise Products Partners LP	United States	614	11,912
b	EOG Resources Inc.	United States	377	17,674
a	Whiting Petroleum Corp.	United States	7,860	177,950

				557,209

	Paper & Forest Products 0.0%†
a,c	Topco Associates LLC	United Kingdom	144,632	—

	Personal Products 0.0%†
	The Estee Lauder Cos. Inc., A	United States	311	76,295
a	Unilever PLC	United Kingdom	7,199	436,407

				512,702

	Pharmaceuticals 1.4%
f	AstraZeneca PLC, ADR	United Kingdom	41,505	2,197,275
b	Bristol-Myers Squibb Co.	United States	18,383	1,147,099
a	Bristol-Myers Squibb Co., Contingent Value, rts., 1/23/65	United States	36,327	42,866
a	Catalent Inc.	United States	4,288	412,248
	Eli Lilly & Co., W	United States	12,989	1,891,848
	Hikma Pharmaceuticals PLC	Jordan	15,834	546,943
a	Horizon Therapeutics PLC	United States	5,394	379,899
	Johnson & Johnson	United States	1,298	187,795
	Merck & Co. Inc.	United States	225	18,088
f	Novo Nordisk AS, ADR	Denmark	23,489	1,576,816
a	Revance Therapeutics Inc.	United States	20,163	486,735
	Roche Holding AG	Switzerland	36,791	4,938,952
	Zoetis Inc., A	United States	22,959	3,682,164

				17,508,728

	Professional Services 1.7%
f	CoreLogic Inc.	United States	94,140	7,295,850
a	CoStar Group Inc.	United States	1,927	1,754,668
	Experian PLC	United Kingdom	22,558	799,231
a,e	Intertrust NV, 144A	Netherlands	283,677	4,867,862
	SGS SA	Switzerland	180	514,022
	TransUnion	United States	20,047	1,826,081
a	TriNet Group Inc.	United States	46,747	3,506,025

				20,563,739

	Road & Rail 0.9%
b	CSX Corp.	United States	34,043	3,065,572
	Kansas City Southern	United States	18,695	3,480,448
f	Union Pacific Corp.	United States	23,802	4,857,512

				11,403,532

	Semiconductors & Semiconductor Equipment 2.0%
a	Advanced Micro Devices Inc.	United States	19,661	1,821,788
b	Applied Materials Inc.	United States	292	24,084
	ASML Holding NV, N.Y. shares, G	Netherlands	4,398	1,925,137
a	Enphase Energy Inc.	United States	8,849	1,208,508
a	Inphi Corp.	United States	10,120	1,569,916
b	Intel Corp.	United States	367	17,744

franklintempleton.com	Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Semiconductors & Semiconductor Equipment (continued)
	KLA Corp.	United States	621	$156,473
	LAM Research Corp.	United States	53	23,991
	Marvell Technology Group Ltd.	Bermuda	68,634	3,177,068
	Maxim Integrated Products Inc.	United States	65,762	5,460,876
	MediaTek Inc.	Taiwan	58,000	1,432,307
a,f	Micron Technology Inc.	United States	31,400	2,012,426
	NVIDIA Corp.	United States	32	17,154
	QUALCOMM Inc.	United States	653	96,102
a	Silicon Laboratories Inc.	United States	433	50,752
	Siltronic AG	Germany	1,000	145,790
	Skyworks Solutions Inc.	United States	3,300	465,861
a,c,e,h	SunEdison Inc., Contingent Distribution, 144A	United States	35,000	700
	Teradyne Inc.	United States	140	15,448
	Texas Instruments Inc.	United States	132	21,285
	Xilinx Inc.	United States	31,439	4,575,946

				24,219,356

	Software 4.0%
a	Adobe Inc.	United States	5,391	2,579,432
a	Atlassian Corp. PLC, A	United States	8,195	1,844,285
a	Avalara Inc.	United States	15,621	2,682,907
a	Ceridian HCM Holding Inc.	United States	25,359	2,445,115
a	Guidewire Software Inc.	United States	15,962	1,955,026
a	HubSpot Inc.	United States	5,119	2,018,575
	Intuit Inc.	United States	13,442	4,731,852
f	Microsoft Corp.	United States	33,635	7,200,244
	NortonLifeLock Inc.	United States	806	14,693
b	Oracle Corp.	United States	321	18,528
a	Pluralsight Inc., A	United States	12,645	207,125
a	Salesforce.com Inc.	United States	16,294	4,005,065
	SAP SE	Germany	39,020	4,710,342
a,f	ServiceNow Inc.	United States	8,050	4,303,128
a,b	Slack Technologies Inc., A	United States	22,575	968,016
a,f	Splunk Inc.	United States	12,817	2,616,975
a,d	VMware Inc., A	United States	10,753	1,504,237
a	Workday Inc., A	United States	20,562	4,622,132
a	Zscaler Inc.	United States	4,418	688,104

				49,115,781

	Specialty Retail 1.9%
	Best Buy Co. Inc.	United States	163	17,734
a	Five Below Inc.	United States	18,257	2,855,395
a	Frasers Group PLC	United Kingdom	180,900	1,009,558
a,e	GrandVision NV, 144A	Netherlands	21,813	675,208
	The Home Depot Inc.	United States	27,162	7,535,011
	Lowe’s Cos. Inc.	United States	115	17,919
b	Tiffany & Co.	United States	74,193	9,754,896
a	Ulta Beauty Inc.	United States	2,365	651,321
a,d	Vroom Inc.	United States	13,830	495,944

				23,012,986

	Technology Hardware, Storage & Peripherals 0.0%†
	Apple Inc.	United States	1,557	185,361
a	Dell Technologies Inc., C	United States	3,792	261,762

				447,123

24	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Textiles, Apparel & Luxury Goods 0.6%
a	Adidas AG	Germany	13,073	$4,172,157
a	Capri Holdings Ltd.	United States	40,575	1,435,543
	LVMH Moet Hennessy Louis Vuitton SE	France	267	153,363
	Nike Inc., B	United States	640	86,208
f	Tapestry Inc.	United States	37,765	1,069,505

				6,916,776

	Tobacco 0.0%†
	Altria Group Inc.	United States	462	18,401
b	Philip Morris International Inc.	United States	220	16,665

				35,066

	Trading Companies & Distributors 0.7%
	Brenntag AG	Germany	45,255	3,465,545
a	HD Supply Holdings Inc.	United States	83,425	4,653,446
	IMCD Group NV	Netherlands	2,228	277,631
a	WESCO International Inc.	United States	9,966	649,982

				9,046,604

	Transportation Infrastructure 0.1%
a	Atlantia SpA	Italy	51,861	949,886

	Water Utilities 0.1%
	Guangdong Investment Ltd.	China	571,824	948,141

	Wireless Telecommunication Services 0.2%
a	T-Mobile USA Inc.	United States	13,632	1,812,238
f	Vodafone Group PLC, ADR	United Kingdom	49,788	825,485

				2,637,723

	Total Common Stocks and Other Equity Interests (Cost $360,092,334)			524,665,620

	Exchange Traded Funds 0.3%
	iShares MSCI Brazil Capped ETF	Brazil	48,885	1,625,426
	US Global Jets ETF	United States	75,645	1,666,459

	Total Exchange Traded Funds (Cost $2,753,912)			3,291,885

	Convertible Preferred Stocks 0.4%
	Banks 0.0%†
	Bank of America Corp., 7.25%, cvt. pfd.	United States	70	103,819
	Wells Fargo & Co., 7.50%, cvt. pfd.cvt.	United States	156	219,180

				322,999

	Diversified Financial Services 0.3%
a,c,g	One Call Corp., cvt. pfd.	United States	33,337	3,475,376

	Food Products 0.1%
	Bunge Ltd., 4.875%, cvt. pfd.	United States	4,895	528,513

	Gas Utilities 0.0%†
	El Paso Energy Capital Trust I, 4.75%, cvt. pfd.	United States	114	5,800

	Health Care Equipment & Supplies 0.0%†
	Boston Scientific Corp., 5.50%, cvt. pfd.	United States	1,270	129,312

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Convertible Preferred Stocks (continued)
	Oil, Gas & Consumable Fuels 0.0%†
	Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	139	$229

	Total Convertible Preferred Stocks (Cost $5,002,240)			4,462,229

	Preferred Stocks 0.2%
	Electric Utilities 0.1%
	SCE Trust II, 5.10%, pfd.	United States	5,734	141,056
	SCE Trust III, 5.75%, pfd., H	United States	10,235	248,711
	SCE Trust IV, 5.375%, pfd., J	United States	3,529	84,696
	SCE Trust VI, 5.00%, pfd.	United States	4,649	109,716

				584,179

	Trading Companies & Distributors 0.1%
	WESCO International Inc., 10.625%, pfd., A	United States	41,717	1,279,878

	Total Preferred Stocks (Cost $1,655,837)			1,864,057

			Principal Amount*
	Convertible Bonds 17.3%
	Aerospace & Defense 0.1%
f	Kaman Corp., senior note, 3.25%, 5/01/24	United States	1,424,000	1,573,349

	Air Freight & Logistics 0.4%
f	Air Transport Services Group Inc., senior note, 1.125%, 10/15/24	United States	1,318,000	1,536,422
	Atlas Air Worldwide Holdings Inc., senior note,
	2.25%, 6/01/22	United States	1,353,000	1,430,798
	[f] 1.875%, 6/01/24	United States	1,167,000	1,355,908

				4,323,128

	Airlines 0.4%
e	Air Canada, senior note, 144A, 4.00%, 7/01/25	Canada	518,000	776,203
f	American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	1,422,000	1,555,384
e,f	Copa Holdings SA, senior note, 144A, 4.50%, 4/15/25	Panama	1,214,000	2,101,112
e	GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	646,000	537,623

				4,970,322

	Automobiles 0.1%
f	Winnebago Industries Inc., senior note, 1.50%, 4/01/25	United States	1,037,000	1,143,447

	Banks 0.2%
f	Hope Bancorp Inc., senior bond, 2.00%, 5/15/38	United States	1,554,000	1,415,707
e	JPMorgan Chase Financial Co. LLC, senior note, 144A, 0.25%, 5/01/23	United States	777,000	830,419

				2,246,126

	Biotechnology 1.4%
d	Apellis Pharmaceuticals Inc., senior note, 3.50%, 9/15/26	United States	1,034,000	1,491,895
	BioMarin Pharmaceutical Inc., senior sub. note,
	[f] 0.599%, 8/01/24	United States	1,344,000	1,402,265
	[e] 144A, 1.25%, 5/15/27	United States	745,000	740,073
e,f	Bridgebio Pharma Inc., senior note, 144A, 2.50%, 3/15/27	United States	1,036,000	1,444,967
e,f	Coherus Biosciences Inc., senior sub. note, 144A, 1.50%, 4/15/26	United States	1,037,000	1,235,603
	Flexion Therapeutics Inc., senior note, 3.375%, 5/01/24	United States	1,552,000	1,323,350
	Gossamer Bio Inc., senior note, 5.00%, 6/01/27	United States	648,000	538,682
	Insmed Inc., senior note, 1.75%, 1/15/25	United States	974,000	1,176,705
	Intercept Pharmaceuticals Inc., senior note,
	3.25%, 7/01/23	United States	1,062,000	819,301
	2.00%, 5/15/26	United States	1,063,000	683,242

26	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Biotechnology (continued)
	Ironwood Pharmaceuticals Inc., senior note,
	2.25%, 6/15/22	United States	933,000		$1,012,379
	1.50%, 6/15/26	United States	1,165,000		1,317,863
f	Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	1,038,000		1,372,062
	Ligand Pharmaceuticals Inc., senior note, 0.75%, 5/15/23	United States	1,137,000		1,058,831
	Neurocrine Biosciences Inc., senior note, 2.25%, 5/15/24	United States	95,000		131,753
i	Pharming Group NV, senior note, Reg S, 3.00%, 1/21/25	Netherlands	700,000	EUR	721,434
	Radius Health Inc., senior note, 3.00%, 9/01/24	United States	777,000		669,809

					17,140,214

	Building Products 0.1%
f	Patrick Industries Inc., senior note, 1.00%, 2/01/23	United States	1,684,000		1,741,887

	Communications Equipment 0.0%†
e	Lumentum Holdings Inc., senior note, 144A, 0.50%, 12/15/26	United States	55,000		63,366

	Consumer Finance 0.7%
f	Encore Capital Group Inc., senior note,
	2.875%, 3/15/21	United States	1,703,000		1,697,512
	3.25%, 3/15/22	United States	2,106,000		2,182,010
	3.25%, 10/01/25	United States	1,292,000		1,405,986
	EZCORP Inc., senior note, 2.875%, 7/01/24	United States	648,000		596,116
e	LendingTree Inc., senior note, 144A, 0.50%, 7/15/25	United States	1,036,000		959,056
f	PRA Group Inc., senior note, 3.50%, 6/01/23	United States	1,357,000		1,508,929

					8,349,609

	Diversified Consumer Services 0.2%
e	Chegg Inc., senior note, 144A, zero cpn., 9/01/26	United States	1,074,000		1,117,540
e	K12 Inc., senior note, 144A, 1.125%, 9/01/27	United States	862,000		713,947

					1,831,487

	Diversified Financial Services 0.1%
	Element Fleet Management Corp., sub. note, 4.25%, 6/30/24	Canada	1,166,000	CAD	1,168,559

	Diversified Telecommunication Services 0.1%
	Liberty Latin America Ltd., senior note, 2.00%, 7/15/24	Chile	1,341,000		1,236,044
i	Telecom Italia SpA, senior note, Reg S, 1.125%, 3/26/22	Italy	100,000	EUR	119,157

					1,355,201

	Electronic Equipment, Instruments & Components 0.7%
	II-VI Inc., senior note, 0.25%, 9/01/22	United States	1,555,000		2,372,347
	Knowles Corp., senior note, 3.25%, 11/01/21	United States	1,036,000		1,151,065
f	OSI Systems Inc., senior note, 1.25%, 9/01/22	United States	1,321,000		1,391,681
f	TTM Technologies Inc., senior note, 1.75%, 12/15/20	United States	1,381,000		1,807,384
	Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	1,551,000		1,581,542

					8,304,019

	Energy Equipment & Services 0.1%
	Helix Energy Solutions Group Inc., senior note, 6.75%, 2/15/26	United States	1,168,000		1,138,536

	Entertainment 0.5%
e,f	Cinemark Holdings Inc., senior note, 144A, 4.50%, 8/15/25	United States	1,551,000		2,044,638
	Live Nation Entertainment Inc., senior note,
	[f]2.50%, 3/15/23	United States	1,549,000		1,860,331
	[e]144A, 2.00%, 2/15/25	United States	1,086,000		1,074,285
e	The Marcus Corp., senior note, 144A, 5.00%, 9/15/25	United States	580,000		767,144

					5,746,398

	Equity Real Estate Investment Trusts (REITs) 0.3%
e,f	IIP Operating Partnership LP, senior note, 144A, 3.75%, 2/21/24	United States	1,260,000		3,022,362

franklintempleton.com	Semiannual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Food & Staples Retailing 0.1%
e	The Chefs’ Warehouse Inc., senior note, 144A, 1.875%, 12/01/24	United States	1,166,000	$1,099,543

	Health Care Equipment & Supplies 0.9%
	CONMED Corp., senior note, 2.625%, 2/01/24	United States	1,037,000	1,360,036
e,f	Cryoport Inc., senior note, 144A, 3.00%, 6/01/25	United States	780,000	1,690,483
e,f	Envista Holdings Corp., senior note, 144A, 2.375%, 6/01/25	United States	1,580,000	2,501,625
e	Integra Lifesciences Holdings Corp., senior note, 144A, 0.50%, 8/15/25	United States	1,037,000	1,049,314
e	LivaNova USA Inc., senior note, 144A, 3.00%, 12/15/25	United States	350,000	403,689
	Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	518,000	602,857
	Nevro Corp., senior note, 2.75%, 4/01/25	United States	775,000	1,333,973
e	NuVasive Inc., senior note, 144A,
	[f]1.00%, 6/01/23	United States	1,512,000	1,475,259
	0.375%, 3/15/25	United States	88,000	79,038
e	Varex Imaging Corp., senior note, 144A, 4.00%, 6/01/25	United States	679,000	723,984

				11,220,258

	Health Care Providers & Services 0.3%
e	1life Healthcare Inc., senior note, 144A, 3.00%, 6/15/25	United States	1,039,000	1,134,523
e	Guardant Health Inc., senior note, 144A, zero cpn., 11/15/27	United States	1,382,000	1,535,748
e,f	PetIQ Inc., senior note, 144A, 4.00%, 6/01/26	United States	1,089,000	1,357,874

				4,028,145

	Health Care Technology 0.2%
e	Health Catalyst Inc., senior note, 144A, 2.50%, 4/15/25	United States	1,014,000	1,400,660
e	Tabula Rasa Healthcare Inc., senior sub. note, 144A, 1.75%, 2/15/26	United States	1,037,000	887,283
e	Teladoc Health Inc., senior note, 144A, 1.25%, 6/01/27	United States	180,000	213,278

				2,501,221

	Hotels, Restaurants & Leisure 0.6%
e,f	Bloomin’ Brands Inc., senior note, 144A, 5.00%, 5/01/25	United States	1,146,000	1,929,015
f	Marriott Vacations Worldwide Corp., senior note, 1.50%, 9/15/22	United States	2,072,000	2,284,449
e,f	NCL Corp. Ltd., senior note, 144A, 6.00%, 5/15/24	United States	1,036,000	1,995,336
e,f	Royal Caribbean Cruises Ltd., senior note, 144A, 2.875%, 11/15/23	United States	1,291,000	1,597,613

				7,806,413

	Interactive Media & Services 0.3%
e,f	Snap Inc., senior note, 144A, 0.25%, 5/01/25	United States	905,000	1,922,772
f	Zillow Group Inc., senior note, 1.50%, 7/01/23	United States	1,284,000	1,903,580

				3,826,352

	Internet & Direct Marketing Retail 0.2%
e	Fiverr International Ltd., senior note, 144A, zero cpn., 11/01/25	Israel	518,000	629,370
	Pinduoduo Inc., senior note, zero cpn., 12/01/25	China	584,000	623,423
e,f	Wayfair Inc., senior note, 144A, 0.625%, 10/01/25	United States	1,294,000	1,266,289

				2,519,082

	IT Services 0.9%
	CSG Systems International Inc., senior bond, 4.25%, 3/15/36	United States	1,945,000	2,049,297
f	KBR Inc., senior note, 2.50%, 11/01/23	United States	1,737,000	2,219,086
e,f	MongoDB Inc., senior note, 144A, 0.25%, 1/15/26	United States	1,143,000	1,740,487
e	Okta Inc., senior note, 144A, 0.375%, 6/15/26	United States	1,037,000	1,292,433
e	Perficient Inc., senior note, 144A, 1.25%, 8/01/25	United States	1,424,000	1,585,224
	Shopify Inc., senior note, 0.125%, 11/01/25	Canada	1,551,000	1,777,834
e	Square Inc., senior note, 144A,
	0.25%, 11/01/27	United States	258,000	280,372
	zero cpn., 5/01/26	United States	194,000	208,004

				11,152,737

28	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Life Sciences Tools & Services 0.1%
	Illumina Inc., senior note, zero cpn., 8/15/23	United States	1,038,000		$1,117,076

	Machinery 0.4%
e,f	Chart Industries Inc., senior sub. note, 144A, 1.00%, 11/15/24	United States	909,000		1,699,262
	Fortive Corp., senior note, 0.875%, 2/15/22	United States	649,000		658,606
	The Greenbrier Cos. Inc., senior note, 2.875%, 2/01/24	United States	824,000		813,587
e	The Middleby Corp., senior note, 144A, 1.00%, 9/01/25	United States	1,036,000		1,306,008

					4,477,463

	Marine 0.0%†
	SEACOR Holdings Inc., senior bond, 3.25%, 5/15/30	United States	245,000		190,977

	Media 1.2%
e	Cardlytics Inc., senior note, 144A, 1.00%, 9/15/25	United States	647,000		1,016,241
	DISH Network Corp., senior bond, 3.375%, 8/15/26	United States	1,175,000		1,174,295
e	Liberty Broadband Corp., senior bond, 144A, 1.25%, 9/30/50	United States	2,069,000		2,109,345
	Liberty Interactive LLC,
	senior bond, 4.00%, 11/15/29	United States	1,659,000		1,267,061
	senior note, 3.75%, 2/15/30	United States	642,000		490,327
	Liberty Media Corp.,
	[e,f] senior bond, 144A, 2.125%, 3/31/48	United States	1,555,000		1,626,997
	[e,f] senior bond, 144A, 2.25%, 12/01/48	United States	2,335,000		2,696,495
	[e] senior bond, 144A, 2.75%, 12/01/49	United States	1,425,000		1,499,100
	[e] senior bond, 144A, 0.50%, 12/01/50	United States	967,000		980,060
	senior note, 1.00%, 1/30/23	United States	1,036,000		1,336,233

					14,196,154

	Metals & Mining 0.1%
f	Pretium Resources Inc., senior sub. note, 2.25%, 3/15/22	Canada	1,011,000		1,051,945

	Mortgage Real Estate Investment Trusts (REITs) 0.6%
f	Arbor Realty Trust Inc., senior note, 4.75%, 11/01/22	United States	1,762,000		1,733,297
	Hannon Armstrong Sustainable Infrastructure Capital Inc., senior note, zero cpn., 8/15/23	United States	1,038,000		1,275,494
f	PennyMac Corp., senior note, 5.50%, 11/01/24	United States	1,744,000		1,682,960
	Redwood Trust Inc., senior note,
	4.75%, 8/15/23	United States	2,335,000		2,163,880
	5.625%, 7/15/24	United States	259,000		243,657

					7,099,288

	Oil, Gas & Consumable Fuels 0.2%
e	Arch Resources Inc., senior note, 144A, 5.25%, 11/15/25	United States	711,000		815,632
f	SFL Corp. Ltd., senior note, 5.75%, 10/15/21	Norway	1,889,000		1,857,051

					2,672,683

	Personal Products 0.2%
	Herbalife Nutrition Ltd., senior note, 2.625%, 3/15/24	United States	2,326,000		2,452,313

	Pharmaceuticals 1.3%
	Aerie Pharmaceuticals Inc., senior note, 1.50%, 10/01/24	United States	764,000		684,482
e,f	Aphria Inc., senior note, 144A, 5.25%, 6/01/24	Canada	2,803,000		3,125,345
f	Aurora Cannabis Inc., senior note, 5.50%, 2/28/24	Canada	3,261,000		2,356,072
e,f	Avadel Finance Cayman Ltd., senior note, 144A, 4.50%, 2/01/23	United States	1,298,000		1,328,610
e	Canopy Growth Corp., senior note, 144A, 4.25%, 7/15/23	Canada	2,165,000	CAD	1,750,404
	Collegium Pharmaceutical Inc., senior note, 2.625%, 2/15/26	United States	1,039,000		976,011
f	Innoviva Inc., sub. note, 2.125%, 1/15/23	United States	1,788,000		1,744,418
e,f	Jazz Investments I Ltd., senior note, 144A, 2.00%, 6/15/26	United States	1,033,000		1,231,343
	Omeros Corp., senior note, 5.25%, 2/15/26	United States	402,000		356,948
e	Revance Therapeutics Inc., senior note, 144A, 1.75%, 2/15/27	United States	1,036,000		1,065,981
e	Zogenix Inc., senior note, 144A, 2.75%, 10/01/27	United States	907,000		1,037,948

					15,657,562

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Professional Services 0.1%
f	FTI Consulting Inc., senior note, 2.00%, 8/15/23	United States	1,036,000	$1,268,064

	Real Estate Management & Development 0.3%
d,e	Colliers International Group Inc., senior sub. note, 144A, 4.00%, 6/01/25	Canada	1,037,000	1,793,362
e	Redfin Corp., senior note, 144A, zero cpn., 10/15/25	United States	1,037,000	1,033,526
e	Tricon Residential Inc., senior sub. note, 144A, 5.75%, 3/31/22	Canada	1,141,000	1,158,343

				3,985,231

	Semiconductors & Semiconductor Equipment 0.6%
e	Canadian Solar Inc., senior note, 144A, 2.50%, 10/01/25	Canada	777,000	1,062,848
e	Impinj Inc., senior note, 144A, 2.00%, 12/15/26	United States	909,000	1,267,653
f	Rambus Inc., senior note, 1.375%, 2/01/23	United States	1,296,000	1,397,218
e	SMART Global Holdings Inc., senior note, 144A, 2.25%, 2/15/26	United States	1,295,000	1,273,956
e	SolarEdge Technologies Inc., senior note, 144A, zero cpn., 9/15/25	United States	648,000	825,337
f	Synaptics Inc., senior note, 0.50%, 6/15/22	United States	1,559,000	1,905,878

				7,732,890

	Software 2.5%
	8x8 Inc., senior note, 0.50%, 2/01/24	United States	1,291,000	1,331,712
f	Alteryx Inc., senior note, 0.50%, 8/01/24	United States	1,036,000	1,075,530
	Avaya Holdings Corp., senior note, 2.25%, 6/15/23	United States	1,296,000	1,334,978
e	Bill.Com Holdings Inc., senior note, 144A, zero cpn., 12/01/25	United States	349,000	372,309
e,f	Coupa Software Inc., senior note, 144A, 0.375%, 6/15/26	United States	1,036,000	1,375,647
	CyberArk Software Ltd., senior note, zero cpn., 11/15/24	United States	648,000	663,876
f	Envestnet Inc., senior note, 1.75%, 6/01/23	United States	1,035,000	1,362,720
e,f	Everbridge Inc., senior note, 144A, 0.125%, 12/15/24	United States	1,163,000	1,538,999
	FireEye Inc., senior note, 0.875%, 6/01/24	United States	648,000	658,125
e,f	Five9 Inc., senior note, 144A, 0.50%, 6/01/25	United States	1,037,000	1,393,609
e	i3 Verticals LLC, senior note, 144A, 1.00%, 2/15/25	United States	1,167,000	1,104,228
e	J2 Global Inc., senior note, 144A, 1.75%, 11/01/26	United States	778,000	769,247
f	LivePerson Inc., senior note, 0.75%, 3/01/24	United States	1,037,000	1,741,665
f	Nuance Communications Inc., senior bond, 1.00%, 12/15/35	United States	1,048,000	1,920,042
f	Nutanix Inc., senior note, zero cpn., 1/15/23	United States	1,551,000	1,518,041
e	Palo Alto Networks Inc., senior note, 144A, 0.375%, 6/01/25	United States	1,565,000	1,836,537
	Pluralsight Inc., senior note, 0.375%, 3/01/24	United States	1,067,000	969,683
	PROS Holdings Inc., senior note,
	1.00%, 5/15/24	United States	778,000	784,806
	[e] 144A, 2.25%, 9/15/27	United States	580,000	725,916
e	Q2 Holdings Inc., senior note, 144A, 0.125%, 11/15/25	United States	1,036,000	1,086,557
f	Sailpoint Technologies Holdings Inc., senior note, 0.125%, 9/15/24	United States	1,168,000	2,037,612
e,f	Slack Technologies Inc., senior note, 144A, 0.50%, 4/15/25	United States	905,000	1,351,167
	Workiva Inc., senior note, 1.125%, 8/15/26	United States	648,000	771,735
e,f	Zscaler Inc., senior note, 144A, 0.125%, 7/01/25	United States	1,577,000	1,998,022

				29,722,763

	Specialty Retail 0.4%
	Guess? Inc., senior note, 2.00%, 4/15/24	United States	775,000	747,875
e,f	National Vision Holdings Inc., senior note, 144A, 2.50%, 5/15/25	United States	1,191,000	1,846,050
e,f	RH, senior note, 144A, zero cpn., 9/15/24	United States	978,000	2,159,522

				4,753,447

	Technology Hardware, Storage & Peripherals 0.2%
f	Pure Storage Inc., senior note, 0.125%, 4/15/23	United States	1,783,000	1,812,519

	Textiles, Apparel & Luxury Goods 0.1%
e,f	Under Armour Inc., senior note, 144A, 1.50%, 6/01/24	United States	778,000	1,267,654

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Tobacco 0.1%
f	Turning Point Brands Inc., senior note, 2.50%, 7/15/24	United States	1,705,000	$1,729,884

	Total Convertible Bonds (Cost $182,463,825)			209,459,674

	Corporate Bonds and Notes 8.2%
	Aerospace & Defense 0.6%
	The Boeing Co.,
	senior bond, 2.25%, 6/15/26	United States	115,000	115,446
	senior bond, 2.95%, 2/01/30	United States	50,000	50,460
	senior bond, 3.25%, 2/01/35	United States	25,000	24,512
	senior bond, 3.55%, 3/01/38	United States	5,000	4,958
	senior bond, 3.50%, 3/01/39	United States	5,000	4,940
	senior bond, 5.705%, 5/01/40	United States	80,000	101,299
	senior bond, 3.375%, 6/15/46	United States	90,000	83,472
	senior bond, 3.65%, 3/01/47	United States	20,000	19,239
	senior bond, 3.625%, 3/01/48	United States	25,000	23,855
	senior bond, 3.90%, 5/01/49	United States	100,000	101,851
	senior bond, 3.75%, 2/01/50	United States	130,000	131,739
	senior bond, 5.805%, 5/01/50	United States	610,000	807,783
	senior bond, 3.825%, 3/01/59	United States	25,000	24,751
	senior bond, 3.95%, 8/01/59	United States	115,000	118,015
	senior bond, 5.93%, 5/01/60	United States	110,000	149,974
	senior note, 5.15%, 5/01/30	United States	230,000	270,504
e	Bombardier Inc., 144A,
	senior bond, 5.75%, 3/15/22	Canada	102,000	101,077
	[f] senior bond, 6.125%, 1/15/23	Canada	1,816,000	1,696,144
	senior bond, 7.50%, 3/15/25	Canada	190,000	164,112
	senior note, 6.00%, 10/15/22	Canada	1,034,000	985,738
	Embraer Netherlands Finance BV, senior bond, 5.05%, 6/15/25	Brazil	60,000	63,936
e	Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	236,000	273,760
	Spirit Aerosystems Inc.,
	senior bond, 4.60%, 6/15/28	United States	20,000	19,318
	[e] secured note, 144A, 7.50%, 4/15/25	United States	380,000	408,736
	[e] senior secured note, 144A, 5.50%, 1/15/25	United States	376,000	399,970
e	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	280,000	297,151
	Triumph Group Inc.,
	senior note, 7.75%, 8/15/25	United States	71,000	62,569
	[e] senior secured note, 144A, 8.875%, 6/01/24	United States	725,000	800,672

				7,305,981

	Airlines 0.1%
	American Airlines 2013-2 Class A Pass-Through Trust, 4.95%, 1/15/23	United States	45,596	41,447
e	Delta Air Lines Inc. / Skymiles IP Ltd., senior secured note, 144A,
	4.50%, 10/20/25	United States	377,000	398,312
	4.75%, 10/20/28	United States	381,000	410,715
e	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., senior secured note, 144A, 6.50%, 6/20/27	United States	203,000	220,509
	United Airlines Pass-Through Trust, 2019-2, B, 3.50%, 5/01/28	United States	391,954	335,285

				1,406,268

	Auto Components 0.1%
e,f	BorgWarner Inc., senior note, 144A, 5.00%, 10/01/25	United States	242,000	283,977
	Lear Corp., senior bond, 5.25%, 5/15/49	United States	265,000	319,319

				603,296

	Automobiles 0.2%
e	Allison Transmission Inc., senior bond, 144A, 3.75%, 1/30/31	United States	245,000	247,450

franklintempleton.com	Semiannual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Automobiles (continued)
	Aston Martin Capital Holdings Ltd.,
	[i] senior note, Reg S, 6.50%, 4/15/22	United Kingdom	232,000		$235,638
	[i] senior secured note, Reg S, 5.75%, 4/15/22	United Kingdom	200,000	GBP	270,742
	[e] senior secured note, 144A, 6.50%, 4/15/22	United Kingdom	134,000		136,101
	[e] senior secured note, 144A, 10.50%, 11/30/25	United Kingdom	292,000		304,228
	Ford Motor Co.,
	[d] senior bond, 9.625%, 4/22/30	United States	55,000		76,653
	senior note, 8.50%, 4/21/23	United States	220,000		247,165
	senior note, 9.00%, 4/22/25	United States	260,000		316,294
	Ford Motor Credit Co. LLC, senior note, 1.514%, 2/17/23	United States	110,000	EUR	131,109
	General Motors Co., senior bond,
	5.40%, 4/01/48	United States	140,000		176,854
	5.95%, 4/01/49	United States	525,000		710,544

					2,852,778

	Banks 0.2%
e,j,k	Banco Hipotecario SA, senior note, 144A, FRN, 33.625%, (ARS BADLAR + 4.00%), 11/07/22	Argentina	3,160,000	ARS	19,880
e,k	Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	7,969
	Barclays PLC, sub. bond, 3.564%, 9/23/35	United Kingdom	325,000		339,609
	Deutsche Bank AG, senior bond, 3.547%, 9/18/31	Germany	150,000		161,149
e	Societe Generale SA, sub. bond, 144A, 3.653%, 7/08/35	France	200,000		210,433
e	Standard Chartered PLC, 144A,
	senior bond, 4.644%, 4/01/31	United Kingdom	200,000		240,893
	sub. bond, 3.265%, 2/18/36	United Kingdom	255,000		258,735
i,l	VTB Bank OJSC Via VTB Capital SA, loan participation, sub. senior note, Reg S, 6.95%, 10/17/22	Russia	759,000		813,334

					2,052,002

	Beverages 0.0%†
	Fomento Economico Mexicano SAB de CV, senior bond, 3.50%, 1/16/50	Mexico	244,000		268,412

	Building Products 0.0%†
e	Builders FirstSource Inc., senior secured note, 144A, 6.75%, 6/01/27	United States	205,000		221,913

	Capital Markets 0.1%
	Brixmor Operating Partnership LP, senior bond, 4.05%, 7/01/30	United States	415,000		468,962
	eG Global Finance PLC, senior secured note,
	[e] 144A, 4.375%, 2/07/25	United Kingdom	100,000	EUR	117,296
	[e] 144A, 6.25%, 10/30/25	United Kingdom	144,000	EUR	176,627
	[i] Reg S, 6.25%, 10/30/25	United Kingdom	518,000	EUR	635,366
e	MSCI Inc., senior bond, 144A, 3.625%, 9/01/30	United States	215,000		223,970

					1,622,221

	Chemicals 0.0%†
e	Braskem Netherlands Finance BV, senior bond, 144A, 4.50%, 1/31/30	Brazil	200,000		202,360
e	Nutrition & Biosciences Inc., senior bond, 144A, 2.30%, 11/01/30	United States	165,000		169,779

					372,139

	Commercial Services & Supplies 0.1%
	United Rentals North America Inc., senior bond, 4.00%, 7/15/30	United States	715,000		756,113

	Communications Equipment 0.1%
e	CommScope Inc., 144A,
	senior note, 7.125%, 7/01/28	United States	430,000		458,995
	senior secured note, 6.00%, 3/01/26	United States	190,000		200,700

32	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Communications Equipment (continued)
e	CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	165,000		$164,484
e	HTA Group Ltd., senior note, 144A, 7.00%, 12/18/25	Democratic Republic of the Congo	435,000		468,939
i	Nokia OYJ, E, senior note, Reg S, 2.00%, 3/11/26	Finland	100,000	EUR	123,772
e	Riverbed Technology Inc., senior note, 144A, 8.875%, 3/01/23	United States	519,000		363,300

					1,780,190

	Construction & Engineering 0.0%†
i	GMR Hyderabad International Airport Ltd., senior secured note, Reg S, 5.375%, 4/10/24	India	200,000		201,239

	Construction Materials 0.1%
e	Cemex SAB de CV, senior secured bond, 144A,
	5.45%, 11/19/29	Mexico	200,000		219,250
	5.20%, 9/17/30	Mexico	245,000		267,356
e	Standard Industries Inc., senior bond, 144A, 4.375%, 7/15/30	United States	300,000		317,711

					804,317

	Consumer Finance 0.0%†
	OneMain Finance Corp., senior note, 8.875%, 6/01/25	United States	220,000		246,257

	Diversified Consumer Services 0.0%†
e	Sabre GLBL Inc., senior secured note, 144A, 9.25%, 4/15/25	United States	35,000		40,976

	Diversified Financial Services 0.4%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, senior note,
	4.50%, 9/15/23	Ireland	320,000		342,817
	6.50%, 7/15/25	Ireland	150,000		173,549
e	Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	393,000,000	COP	118,735
e	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., senior note, 144A,
	5.25%, 3/15/22	United States	45,000		44,972
	5.25%, 10/01/25	United States	120,000		115,725
	4.25%, 2/01/27	United States	345,000		319,556
i	MDC-GMTN BV, senior bond, Reg S, 4.50%, 11/07/28	United Arab Emirates	261,000		313,222
e	Quicken Loans Inc., senior bond, 144A, 5.25%, 1/15/28	United States	520,000		552,175
e	Quicken Loans LLC / Quicken Loans Co.-Issuer Inc., 144A,
	senior bond, 3.875%, 3/01/31	United States	380,000		385,700
	senior note, 3.625%, 3/01/29	United States	355,000		353,496
e,f	Refinitiv U.S. Holdings Inc., senior note, 144A, 8.25%, 11/15/26	United States	2,348,000		2,562,255

					5,282,202

	Diversified Telecommunication Services 0.9%
e	Cincinnati Bell Inc., senior note, 144A, 8.00%, 10/15/25	United States	5,243,000		5,623,511
e	Consolidated Communications Inc., senior secured note, 144A, 6.50%, 10/01/28	United States	414,000		449,368
e	Frontier Communications Corp., senior secured note, 144A,
	5.875%, 10/15/27	United States	465,000		489,703
	5.00%, 5/01/28	United States	219,000		222,832
e	Kenbourne Invest SA, senior note, 144A, 6.875%, 11/26/24	Chile	200,000		213,250
e,m	Ligado Networks LLC, 144A, PIK,
	[d] secured note, 17.50%, 5/01/24	United States	440,000		333,300
	senior secured note, 15.50%, 11/01/23	United States	3,050,000		2,958,500
e	ORBCOMM Inc., senior secured note, 144A, 8.00%, 4/01/24	United States	512,000		532,480

					10,822,944

franklintempleton.com	Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Electric Utilities 0.7%
c,f	Bruce Mansfield Escrow, senior bond, zero cpn., 6/01/34	United States	6,394,000		$23,977
	Edison International,
	senior bond, 4.125%, 3/15/28	United States	625,000		684,716
	senior note, 5.75%, 6/15/27	United States	625,000		732,139
e	Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	200,000		234,440
i	Eskom Holdings SOC Ltd., senior bond, Reg S,
	5.75%, 1/26/21	South Africa	1,117,000		1,113,225
	8.45%, 8/10/28	South Africa	1,334,000		1,439,053
e	IPALCO Enterprises Inc., senior secured bond, 144A, 4.25%, 5/01/30	United States	30,000		34,809

	Pacific Gas and Electric Co.,
	secured bond, 4.50%, 7/01/40	United States	1,106,000		1,244,662
	secured bond, 4.95%, 7/01/50	United States	55,000		64,985
	[d] secured bond, 3.50%, 8/01/50	United States	200,000		200,947
	[f] senior bond, 4.75%, 2/15/44	United States	420,000		473,464
	senior bond, 4.30%, 3/15/45	United States	95,000		102,748
	secured note, 3.15%, 1/01/26	United States	874,000		924,455

	Southern California Edison Co.,
	secured bond, 3.65%, 2/01/50	United States	490,000		569,563
	senior bond, 4.00%, 4/01/47	United States	10,000		11,923
	senior bond, C, 4.125%, 3/01/48	United States	15,000		18,232
e	Vistra Operations Co. LLC, senior secured note, 144A, 3.70%, 1/30/27	United States	680,000		745,491

					8,618,829

	Energy Equipment & Services 0.0%†

e	Transocean Inc., senior note, 144A,
	7.50%, 1/15/26	United States	1,345,000		383,325
	8.00%, 2/01/27	United States	100,000		37,500

					420,825

	Entertainment 0.0%†

	Netflix Inc., senior bond,
	4.875%, 4/15/28	United States	55,000		63,065
	[d,e] 144A, 4.875%, 6/15/30	United States	85,000		98,440

					161,505

	Equity Real Estate Investment Trusts (REITs) 0.2%
	American Tower Corp., senior bond, 2.10%, 6/15/30	United States	175,000		180,234
	Equinix Inc., senior bond, 3.20%, 11/18/29	United States	50,000		55,301

e	Iron Mountain Inc., 144A,
	senior bond, 5.25%, 7/15/30	United States	210,000		222,862
	senior note, 5.00%, 7/15/28	United States	210,000		218,140
f	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, senior note, 8.25%, 10/15/23	United States	1,720,000		1,725,375

					2,401,912

	Food & Staples Retailing 0.0%†
i,n	Casino Guichard Perrachon SA, E, junior sub. bond, Reg S, 3.992%, Perpetual	France	500,000	EUR	256,108
e	Smithfield Foods Inc., senior bond, 144A, 3.00%, 10/15/30	United States	30,000		31,268

					287,376

	Food Products 0.0%†

	Kraft Heinz Foods Co., senior bond,
	5.00%, 6/04/42	United States	45,000		51,579
	4.375%, 6/01/46	United States	95,000		101,482
	[e]144A, 4.875%, 10/01/49	United States	150,000		169,218

34	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Food Products† (continued)
e	Lamb Weston Holdings Inc., senior note, 144A, 4.875%, 5/15/28	United States	50,000	$55,594
e	Post Holdings Inc., senior bond, 144A, 5.75%, 3/01/27	United States	80,000	84,400

				462,273

	Health Care Equipment & Supplies 0.1%
e	Hologic Inc., senior note, 144A, 3.25%, 2/15/29	United States	585,000	595,603

	Health Care Providers & Services 0.1%
e	Centene Escrow I Corp., senior note, 144A, 5.375%, 6/01/26	United States	1,000,000	1,052,500

	Tenet Healthcare Corp.,
	secured note, 5.125%, 5/01/25	United States	20,000	20,224
	[e] secured note, 144A, 6.25%, 2/01/27	United States	35,000	36,711
	[e] senior note, 144A, 6.125%, 10/01/28	United States	45,000	45,703
	[e] senior secured note, 144A, 4.875%, 1/01/26	United States	45,000	46,406
	[e] senior secured note, 144A, 4.625%, 6/15/28	United States	130,000	134,469

				1,336,013

	Hotels, Restaurants & Leisure 0.3%

e	1011778 BC ULC/New Red Finance Inc., 144A,
	secured bond, 4.00%, 10/15/30	Canada	70,000	69,912
	secured note, 4.375%, 1/15/28	Canada	345,000	356,796
e,f	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	841,000	823,129
e,o	Hilton Domestic Operating Co. Inc., senior bond, 144A, 4.00%, 5/01/31	United States	290,000	305,587

	Hyatt Hotels Corp.,
	senior bond, 5.75%, 4/23/30	United States	95,000	113,208
	senior note, 5.375%, 4/23/25	United States	50,000	55,969

	Marriott International Inc.,
	senior bond, 4.625%, 6/15/30	United States	75,000	86,729
	senior note, EE, 5.75%, 5/01/25	United States	45,000	52,215

e	Royal Caribbean Cruises Ltd., 144A,
	senior note, 9.125%, 6/15/23	United States	699,000	757,541
	senior secured note, 11.50%, 6/01/25	United States	641,000	753,976
e	Wyndham Destinations Inc., senior secured note, 144A, 6.625%, 7/31/26	United States	110,000	123,613
	Yum! Brands Inc., senior bond, 3.625%, 3/15/31	United States	155,000	154,806

				3,653,481

	Household Durables 0.2%

e	K. Hovnanian Enterprises Inc., senior secured note, 144A,
	10.00%, 11/15/25	United States	703,000	567,673
	7.75%, 2/15/26	United States	1,628,000	1,725,680

				2,293,353

	Independent Power & Renewable Electricity Producers 0.0%†
e	The AES Corp., senior secured bond, 144A, 3.95%, 7/15/30	United States	75,000	85,182
e	Calpine Corp., senior note, 144A, 5.125%, 3/15/28	United States	85,000	89,472

				174,654

	Industrial Conglomerates 0.1%

	General Electric Co., senior bond,
	3.625%, 5/01/30	United States	110,000	123,449
	4.35%, 5/01/50	United States	50,000	58,800

	Icahn Enterprises LP/Icahn Enterprises Finance Corp., senior note,
	4.75%, 9/15/24	United States	445,000	459,046
	6.25%, 5/15/26	United States	85,000	89,019
	5.25%, 5/15/27	United States	265,000	279,078

				1,009,392

franklintempleton.com	Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Insurance 0.1%
	American International Group Inc., senior bond, 4.375%, 6/30/50	United States	375,000	$488,100
	Athene Holding Ltd., senior bond, 3.50%, 1/15/31	United States	110,000	116,533
f,j	Genworth Holdings Inc., senior bond, FRN, 2.283%, (3-Month USD LIBOR + 2.00%), 11/15/36	United States	1,623,000	697,890
e	Global Atlantic Finance Co., senior bond, 144A, 4.40%, 10/15/29	United States	165,000	177,676

				1,480,199

	Internet & Direct Marketing Retail 0.1%
	Booking Holdings Inc., senior bond, 4.625%, 4/13/30	United States	230,000	282,900
	eBay Inc., senior bond, 4.00%, 7/15/42	United States	15,000	17,282

	Expedia Group Inc., senior note,
	3.25%, 2/15/30	United States	415,000	421,251
	[e] 144A, 6.25%, 5/01/25	United States	315,000	360,222
	[e] 144A, 7.00%, 5/01/25	United States	160,000	175,318
	[e] 144A, 4.625%, 8/01/27	United States	115,000	126,741

				1,383,714

	IT Services 0.1%
e	Gartner Inc., senior bond, 144A, 3.75%, 10/01/30	United States	195,000	203,106
e	GTT Communications Inc., senior note, 144A, 7.875%, 12/31/24	United States	1,304,000	476,156

				679,262

	Marine 0.0%†
e	Stena International SA, senior secured bond, 144A, 5.75%, 3/01/24	Sweden	299,000	300,090

	Media 0.4%

e	CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A,
	4.50%, 8/15/30	United States	130,000	137,232
	4.25%, 2/01/31	United States	850,000	882,853
	Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond,
	2.80%, 4/01/31	United States	310,000	328,201
	6.484%, 10/23/45	United States	60,000	85,733
	5.375%, 5/01/47	United States	60,000	76,185
	5.75%, 4/01/48	United States	150,000	199,104
	[o] 3.70%, 4/01/51	United States	250,000	262,921
e	Clear Channel Worldwide Holdings Inc., senior secured note, 144A, 5.125%, 8/15/27	United States	195,000	197,194

e	CSC Holdings LLC, senior bond, 144A,
	4.125%, 12/01/30	United States	305,000	315,919
	[d] 4.625%, 12/01/30	United States	610,000	625,302

e	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A,
	senior note, 6.625%, 8/15/27	United States	136,000	78,159
	senior secured note, 5.375%, 8/15/26	United States	79,000	61,373
e	GE Capital Funding LLC, senior note, 144A, 4.40%, 5/15/30	United States	415,000	478,412

	iHeartCommunications Inc.,
	senior note, 8.375%, 5/01/27	United States	760,000	808,879
	senior secured note, 6.375%, 5/01/26	United States	40,000	42,425
	[e] senior secured note, 144A, 5.25%, 8/15/27	United States	90,000	92,402
	[e] senior secured note, 144A, 4.75%, 1/15/28	United States	175,000	177,154
e	Outfront Media Capital LLC / Outfront Media Capital Corp., senior bond, 144A, 4.625%, 3/15/30	United States	65,000	64,431

e	Sirius XM Radio Inc., 144A,
	senior bond, 5.00%, 8/01/27	United States	145,000	152,784
	senior bond, 5.50%, 7/01/29	United States	15,000	16,453
	senior note, 4.625%, 7/15/24	United States	35,000	36,293

36	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Media (continued)
e	Virgin Media Secured Finance PLC, senior secured bond, 144A, 5.50%, 8/15/26	United Kingdom	200,000	$209,601

				5,329,010

	Metals & Mining 0.2%
e	CSN Inova Ventures, senior note, 144A, 6.75%, 1/28/28	Brazil	414,000	434,597

e	First Quantum Minerals Ltd., senior note, 144A,
	6.875%, 3/01/26	Zambia	200,000	207,000
	6.875%, 10/15/27	Zambia	620,000	649,450

	Freeport-McMoRan Inc.,
	senior bond, 4.625%, 8/01/30	United States	95,000	105,619
	senior bond, 5.40%, 11/14/34	United States	95,000	117,859
	senior bond, 5.45%, 3/15/43	United States	15,000	18,778
	senior note, 4.375%, 8/01/28	United States	135,000	144,507
e	Newcrest Finance Pty Ltd., senior bond, 144A, 3.25%, 5/13/30	Australia	85,000	93,799
e	Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	90,000	95,702
	Reliance Steel & Aluminum Co., senior bond, 2.15%, 8/15/30	United States	25,000	25,574
e	U.S. Steel Corp., senior secured note, 144A, 12.00%, 6/01/25	United States	334,000	381,926

				2,274,811

	Mortgage Real Estate Investment Trusts (REITs) 0.1%
e	MGM Growth Properties Operating Partnership LP / Mgp Finance Co.-Issuer Inc., senior note, 144A, 3.875%, 2/15/29	United States	370,000	374,394
e	Scentre Group Trust 2, senior bond, 144A, 5.125%, 9/24/80	Australia	440,000	461,704

				836,098

	Multiline Retail 0.1%

	Kohl’s Corp.,
	senior bond, 5.55%, 7/17/45	United States	508,000	498,729
	senior note, 9.50%, 5/15/25	United States	271,000	340,607

				839,336

	Oil, Gas & Consumable Fuels 1.0%

e	Aker BP ASA, senior bond, 144A,
	3.75%, 1/15/30	Norway	350,000	356,257
	4.00%, 1/15/31	Norway	150,000	151,707
	Cheniere Corpus Christi Holdings LLC, senior secured note, 3.70%, 11/15/29	United States	335,000	367,988

	Energy Transfer Operating LP, senior bond,
	5.30%, 4/15/47	United States	128,000	135,341
	6.25%, 4/15/49	United States	256,000	299,586
	Equities Corp., senior note, 5.00%, 1/15/29	United States	10,000	10,575
e	Gray Oak Pipeline LLC, senior note, 144A, 3.45%, 10/15/27	United States	20,000	20,596
	Hurricane Finance PLC, senior note, 8.00%, 10/15/25	United Kingdom	158,000	227,858
	Kinder Morgan Inc., senior bond, 5.05%, 2/15/46	United States	40,000	48,223

e,i	Leviathan Bond Ltd., senior note, 144A, Reg S,
	6.125%, 6/30/25	Israel	135,000	145,969
	6.50%, 6/30/27	Israel	100,000	110,000

e	Moss Creek Resources Holdings Inc., senior note, 144A,
	7.50%, 1/15/26	United States	8,000	5,460
	10.50%, 5/15/27	United States	496,000	345,960

	Petrobras Global Finance BV, senior bond,
	6.90%, 3/19/49	Brazil	797,000	970,347
	6.75%, 6/03/50	Brazil	590,000	696,716

	Petroleos Mexicanos,
	senior bond, 5.95%, 1/28/31	Mexico	1,204,000	1,121,225
	senior bond, 6.625%, 6/15/35	Mexico	380,000	351,616

franklintempleton.com	Semiannual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Oil, Gas & Consumable Fuels (continued)

	Petroleos Mexicanos, (continued)
	senior bond, 6.375%, 1/23/45	Mexico	1,018,000		$855,120
	senior bond, 6.75%, 9/21/47	Mexico	1,710,000		1,473,345
	senior bond, 6.35%, 2/12/48	Mexico	1,489,000		1,248,378
	senior bond, 6.95%, 1/28/60	Mexico	415,000		357,938
	senior note, 3.50%, 1/30/23	Mexico	959,000		957,370
	[e] senior note, 144A, 6.875%, 10/16/25	Mexico	297,000		310,813
	senior note, 4.50%, 1/23/26	Mexico	288,000		271,967

	QEP Resources Inc.,
	senior bond, 5.375%, 10/01/22	United States	166,000		151,371
	senior bond, 5.25%, 5/01/23	United States	367,000		314,336
	senior note, 5.625%, 3/01/26	United States	112,000		80,304
e	Sabine Pass Liquefaction LLC, senior secured bond, 144A, 4.50%, 5/15/30	United States	270,000		315,489
e	Saudi Arabian Oil Co., senior bond, 144A, 3.25%, 11/24/50	Saudi Arabia	285,000		286,404
	Sunoco Logistics Partners Operations LP, senior bond, 5.30%, 4/01/44	United States	119,000		124,978
	5.35%, 5/15/45	United States	96,000		100,962
e	YPF Sociedad Anonima, senior bond, 144A, 6.95%, 7/21/27	Argentina	105,000		69,694

					12,283,893

	Paper & Forest Products 0.0%†
e	Paper Industries Intermediate Financing SARL, senior secured note, 144A, 6.00%, 3/01/25	Luxembourg	76,000		69,352
	Suzano Austria GMBH, senior bond, 3.75%, 1/15/31	Brazil	160,000		168,840

					238,192

	Pharmaceuticals 0.2%
	Teva Pharmaceutical Finance Netherlands II BV, senior note, 6.00%, 1/31/25	Israel	335,000	EUR	433,578
	Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%, 10/01/26	Israel	220,000		208,862
	senior bond, 4.10%, 10/01/46	Israel	1,145,000		996,150
	senior note, 7.125%, 1/31/25	Israel	200,000		218,948
e	Viatris Inc., senior bond, 144A, 4.00%, 6/22/50	United States	284,000		324,699

					2,182,237

	Road & Rail 0.2%
e	Aviation Capital Group LLC, senior note, 144A, 5.50%, 12/15/24	United States	165,000		176,798
e	Uber Technologies Inc., senior note, 144A, 7.50%, 5/15/25	United States	295,000		315,293
	8.00%, 11/01/26	United States	1,085,000		1,171,122
	7.50%, 9/15/27	United States	290,000		316,825
	6.25%, 1/15/28	United States	125,000		132,656

					2,112,694

	Semiconductors & Semiconductor Equipment 0.2%
	Broadcom Inc., senior bond, 4.15%, 11/15/30	United States	10,000		11,623
	senior bond, 4.30%, 11/15/32	United States	490,000		585,871
	senior note, 4.75%, 4/15/29	United States	405,000		482,425
	senior note, 5.00%, 4/15/30	United States	135,000		163,574
	Micron Technology Inc., senior bond, 5.327%, 2/06/29	United States	385,000		471,861
	4.663%, 2/15/30	United States	140,000		169,850
e	NXP BV / NXP Funding LLC / NXP USA Inc., 144A, senior bond, 3.40%, 5/01/30	Netherlands	25,000		28,221
	senior note, 3.15%, 5/01/27	Netherlands	40,000		43,695

					1,957,120

38	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Software 0.1%
e	Veritas U.S. Inc. / Veritas Bermuda Ltd., senior secured note, 144A, 7.50%, 9/01/25	United States	576,000		$582,301

	Specialty Retail 0.6%
	AutoNation Inc., senior bond, 4.75%, 6/01/30	United States	40,000		48,161
e	Carvana Co., senior note, 144A, 5.625%, 10/01/25	United States	407,000		409,544
	5.875%, 10/01/28	United States	503,000		511,174
	L Brands Inc., [e] senior bond, 144A, 6.625%, 10/01/30	United States	639,000		703,299
	[f] senior bond, 6.875%, 11/01/35	United States	1,324,000		1,443,988
	[f] senior note, 7.50%, 6/15/29	United States	554,000		611,926
e	Lithia Motors Inc., senior bond, 144A, 4.375%, 1/15/31	United States	30,000		31,894
e	PetSmart Inc., senior note, first lien, 144A, 5.875%, 6/01/25	United States	2,950,000		2,989,456

					6,749,442

	Trading Companies & Distributors 0.1%
	Air Lease Corp., senior bond, 3.125%, 12/01/30	United States	360,000		365,058
	senior note, 3.375%, 7/01/25	United States	210,000		221,710
	Aircastle Ltd., senior note, 4.25%, 6/15/26	United States	310,000		316,258

					903,026

	Transportation Infrastructure 0.0%†
e	Adani Ports & Special Economic Zone Ltd., senior note, 144A, 4.20%, 8/04/27	India	200,000		213,206

	Wireless Telecommunication Services 0.1%
e	T-Mobile USA Inc., 144A, senior secured bond, 3.875%, 4/15/30	United States	1,050,000		1,205,547
	senior secured note, 3.75%, 4/15/27	United States	150,000		169,965
	senior secured note, 2.05%, 2/15/28	United States	100,000		103,012

					1,478,524

	Total Corporate Bonds and Notes (Cost $94,162,665)				99,877,619

	Corporate Bonds and Notes in Reorganization 0.3%
	Auto Components 0.0%†
e,p	Garrett LX I Sarl/Garrett Borrowing LLC, senior note, 144A, 5.125%, 10/15/26	Switzerland	400,000	EUR	479,334

	Diversified Telecommunication Services 0.2%
p	Frontier Communications Corp., senior bond, 7.125%, 1/15/23	United States	70,000		32,331
	6.875%, 1/15/25	United States	33,000		15,366
	9.00%, 8/15/31	United States	276,000		128,340
e,p	Intelsat Jackson Holdings SA, senior secured note, first lien, 144A, 9.50%, 9/30/22	Luxembourg	2,151,000		2,382,738

					2,558,775

	Oil, Gas & Consumable Fuels 0.0%†
e,p	Lonestar Resources America Inc., senior note, 144A, 11.25%, 1/01/23	United States	80,000		6,400

franklintempleton.com	Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes in Reorganization (continued)
	Road & Rail 0.1%
p	The Hertz Corp., senior note, 6.25%, 10/15/22	United States	986,000	$433,840
	[e,f] 144A, 5.50%, 10/15/24	United States	1,234,000	548,359
	[e] 144A, 6.00%, 1/15/28	United States	462,000	206,456

				1,188,655

	Total Corporate Bonds and Notes in Reorganization (Cost $4,129,730)			4,233,164

j,q	Senior Floating Rate Interests 0.1%
	Building Products 0.0%†
	American Bath Group LLC, Term Loan B, 5.25%, (1-Month USD LIBOR + 4.50%), 11/23/27	United States	95,000	95,024

	Diversified Telecommunication Services 0.0%†
	Frontier Communications Corp., Term Loan DIP, 5.75%, (1-Month USD LIBOR + 4.75%), 10/08/21	United States	260,381	261,195

	Hotels, Restaurants & Leisure 0.0%†
	Golden Nugget Inc., Term Loan B, 3.25%, (1-Month USD LIBOR + 2.50%), 10/04/23	United States	225,000	215,277

	Household Durables 0.0%†
	Weber-Stephen Products LLC, Term Loan B, 4.00%, (1-Month USD LIBOR + 3.25%), 10/30/27	United States	85,000	84,809

	Independent Power & Renewable Electricity Producers 0.1%
r	Array Technologies Inc., Term Loan B, 5.00%, (1-Month USD LIBOR + 4.00%), 10/14/27	United States	420,622	419,570

	Media 0.0%†
	Ziggo BV, Term Loan H, 3.00%, (3-Month EURIBOR + 3.00%), 1/31/29	United States	115,000	137,190

	Total Senior Floating Rate Interests (Cost $1,174,838)			1,213,065

j,q	Senior Floating Rate Interests in Reorganization (Cost $197,759) 0.0%†
	Oil, Gas & Consumable Fuels 0.0%†
c,p	Gavilan Resources LLC, Initial Term Loan, second lien, 10.25%, (1-Month USD LIBOR + 8.00%), 3/01/24	United States	200,000	—

	Foreign Government and Agency Securities 2.1%
i	Government of Angola, senior bond, Reg S, 8.00%, 11/26/29	Angola	454,000	398,603
	Government of Argentina, senior bond, 0.125%, 7/09/35	Argentina	1,633,480	579,069
	senior bond, 0.125%, 7/09/46	Argentina	1,089,478	392,212
	senior note, 1.00%, 7/09/29	Argentina	133,787	57,462
e	Government of Bahamas, senior bond, 144A, 8.95%, 10/15/32	Bahamas	721,000	783,907
i	Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	467,000	541,053
	Government of Egypt, senior bond, [e] 144A, 8.15%, 11/20/59	Egypt	215,000	225,105
	[e] 144A, 8.875%, 5/29/50	Egypt	1,426,000	1,590,625
	[i] Reg S, 8.875%, 5/29/50	Egypt	489,000	545,453
	[i] Reg S, 8.70%, 3/01/49	Egypt	822,000	904,231
	Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000	368,224
e	Government of Jordan, 144A, senior bond, 5.85%, 7/07/30	Jordan	386,000	413,246
	senior note, 4.95%, 7/07/25	Jordan	578,000	604,781

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Government of Mexico, senior bond, 4.75%, 4/27/32	Mexico	540,000		$639,900
	5.00%, 4/27/51	Mexico	558,000		672,669
	3.771%, 5/24/61	Mexico	745,000		745,000
i	Government of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	1,760,000		1,987,793
i	Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	2,414,000		2,570,934
	Government of Russia, [i] senior bond, Reg S, 5.25%, 6/23/47	Russia	800,000		1,088,648
	senior note, 6227, 7.40%, 7/17/24	Russia	180,207,000	RUB	2,550,497
	senior note, 6229, 7.15%, 11/12/25	Russia	240,745,000	RUB	3,429,939
	senior note, 6232, 6.00%, 10/06/27	Russia	155,262,000	RUB	2,091,118
	Government of Saudi Arabia, senior bond, [e] 144A, 2.75%, 2/03/32	Saudi Arabia	910,000		960,089
	[e] 144A, 3.75%, 1/21/55	Saudi Arabia	354,000		395,117
	[i] Reg S, 2.75%, 2/03/32	Saudi Arabia	302,000		318,623
	Government of Turkey, senior note, 6.375%, 10/14/25	Turkey	675,000		709,519
j,k	Provincia de Buenos Aires, FRN, 33.367%, (ARS BADLAR + 3.83%), 5/31/22	Argentina	18,295,000	ARS	99,765
	[e,i] 144A, Reg S, 33.313%, (ARS BADLAR + 3.75%), 4/12/25	Argentina	3,670,000	ARS	15,545

	Total Foreign Government and Agency Securities (Cost $25,982,692)				25,679,127

	U.S. Government and Agency Securities 0.0%†
	U.S. Treasury Bond, 1.375%, 11/15/40	United States	246,000		246,154
	U.S. Treasury Note, 0.25%, 10/31/25	United States	7,000		6,964

	Total U.S. Government and Agency Securities (Cost $253,301)				253,118

	Asset-Backed Securities and Commercial Mortgage-Backed Securities 7.4%
	Diversified Financial Services 5.7%
e	Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	58,904		60,147
s	Accredited Mortgage Loan Trust, 2006-2, M2, FRN, 0.465%, (1-Month USD LIBOR + 0.29%), 9/25/36	United States	2,790,000		2,119,160
s	ACE Securities Corp. Home Equity Loan Trust Series, 2003-FM1, M1, FRN, 1.465%, (1-Month USD LIBOR + 1.29%), 11/25/32	United States	1,548,209		1,555,998
e	Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%, 11/15/48	United States	182,527		192,965
e,s	AGL CLO 3 Ltd., 2020-3A, C, 144A, FRN, 2.425%, (3-Month USD LIBOR + 2.15%), 1/15/33	United States	285,000		280,760
e	AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 5.072%, 2/15/40	United States	170,624		68,349
e,s	Allegro CLO VI Ltd., 2018-2A, D, 144A, FRN, 3.023%, (3-Month USD LIBOR + 2.75%), 1/17/31	United States	250,000		229,782
e	American Credit Acceptance Receivables Trust, 144A, 2020-3, D, 2.40%, 6/15/26	United States	200,000		204,161
	2020-4, D, 1.77%, 12/14/26	United States	185,000		185,904
	AmeriCredit Automobile Receivables Trust, 2020-2, D, 2.13%, 3/18/26	United States	110,000		112,596
	2020-3, D, 1.49%, 9/18/26	United States	305,000		306,016
e	AMSR Trust, 2020-SFR5, F, 144A, 2.686%, 11/17/37	United States	2,000,000		1,942,488
e,s	Anchorage Capital CLO 9 Ltd., 2019-9A, DR, 144A, FRN, 4.275%, (3-Month USD LIBOR + 4.00%), 7/15/32	United States	450,000		448,444
e	Arbys Funding LLC, 2020-1A, A2, 144A, 3.237%, 7/30/50	United States	99,750		102,596
s	Argent Securities Inc., 2004-W3, M4, FRN, 4.092%, (1-Month USD LIBOR + 4.58%), 2/25/34	United States	258,604		259,657
e	Ascentium Equipment Receivables Trust, 2017-2A, C, 144A, 2.87%, 8/10/22	United States	25,000		25,450

franklintempleton.com	Semiannual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
e	Avis Budget Rental Car Funding AESOP LLC, 2020-2A, B, 144A, 2.96%, 2/20/27	United States	100,000		$102,187
e,t,u	BANK, 2019-BN21, XF, 144A, IO, FRN, 1.052%, 10/17/52	United States	11,400,000		555,522
e,s	Barings CLO Ltd., 2019-4A, C, 144A, FRN, 3.075%, (3-Month USD LIBOR + 2.80%), 1/15/33	United States	400,000		401,242
	Barings Euro CLO, 2014-1, BV, 1.90%, 7/15/31	Netherlands	500,000		577,608
e,s	Battalion CLO XIV Ltd., 2019-14A, E, 144A, FRN, 6.898%, (3-Month USD LIBOR + 6.68%), 4/20/32	United States	250,000		241,424
e	Bayview Opportunity Master Fund V Trust, 2020-RN3, A1, 144A, 3.228%, 9/25/35	United States	115,335		115,589
t	Bear Stearns ALT-A Trust, 2006-3, 21A1, FRN, 3.492%, 5/25/36	United States	1,289,550		1,094,584
e	Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A, 144A, 4.213%, 12/16/41	United States	193,906		185,278
e,s	BX Commercial Mortgage Trust, 2019-XL, E, 144A, FRN, 1.962%, (1-Month USD LIBOR + 1.80%), 10/15/36	United States	1,234,087		1,230,793
	California Republic Auto Receivables Trust, 2018-1, D, 4.33%, 4/15/25	United States	115,000		119,522
e,s	Canyon Capital CLO, 2019-2A, E, 144A, FRN, 7.425%, (3-Month USD LIBOR + 7.15%), 10/15/32	United States	250,000		240,964
	Carmax Auto Owner Trust, 2018-4, D, 4.15%, 4/15/25	United States	60,000		62,767

e,s	Catamaran CLO Ltd., 144A, FRN,
	2014-2, 3.718%, (3-Month USD LIBOR + 3.50%), 10/18/26	United States	2,030,000		1,999,613
	2017-1A, CR, 2.045%, (3-Month USD LIBOR + 1.80%), 1/27/28	United States	250,000		241,524

e	Chesapeake Funding II LLC, 144A,
	[s] 2017-4A, A2, FRN, 0.472%, (1-Month USD LIBOR + 0.31%), 11/15/29	Canada	37,679		37,728
	2018-1A, D, 3.92%, 4/15/30	Canada	115,000		117,586

	CHL Mortgage Pass-Through Trust,
	[s] 2003-15, 1A1, FRN, 0.675%, (1-Month USD LIBOR + 0.50%), 6/25/42	United States	100,108		96,239
	2004-4, M, 5.50%, 5/25/34	United States	1,206,176		848,201
	2006-21, A8, 5.75%, 2/25/37	United States	412,239		309,756
	[t] 2006-HYB4, 3B, FRN, 4.038%, 6/20/36	United States	1,961,638		1,682,543
e	Coinstar Funding LLC, 2017-1A, A2, 144A, 5.216%, 4/25/47	United States	188,175		181,594
e,s	Connecticut Avenue Securities Trust, 2020-R01, 1M2, 144A, FRN, 2.225%, (1-Month USD LIBOR + 2.05%), 1/25/40	United States	85,000		84,456
e	CoreVest American Finance Trust, 2019-2, B, 144A, 3.424%, 6/15/52	United States	100,000		107,876

e,t	CSMC Trust, 144A, FRN,
	2018-RPL8, A2, 4.167%, 7/25/58	United States	280,000		280,263
	2019-RP10, A1, 3.116%, 12/26/59	United States	158,760		159,437
	2020-RPL3, A1, 2.691%, 3/25/60	United States	132,312		132,554
e	DB Master Finance LLC, 2019-1A, A23, 144A, 4.352%, 5/20/49	United States	49,375		53,647
e,t	DBUBS Mortgage Trust, 2017-BRBK, D, 144A, FRN, 3.648%, 10/10/34	United States	100,000		103,438

e	Domino’s Pizza Master Issuer LLC, 144A,
	2017-1A, A23, 4.118%, 7/25/47	United States	164,900		177,424
	2018-1A, A2II, 4.328%, 7/25/48	United States	78,200		84,937
	2019-1A, A2, 3.668%, 10/25/49	United States	168,300		179,394
	Drive Auto Receivables Trust, 2018-3, D, 4.30%, 9/16/24	United States	25,000		25,943
e	DT Auto Owner Trust, 2020-3A, D, 144A, 1.84%, 6/15/26	United States	80,000		80,862
e	Education Funding Trust Trust, 2020-A, A, 144A, 2.79%, 7/25/41	United States	155,282		159,371

	Exeter Automobile Receivables Trust,
	[e] 2020-2A, D, 144A, 4.73%, 4/15/26	United States	90,000		97,443
	2020-3A, C, 1.32%, 7/15/25	United States	145,000		145,761
e	Fairstone Financial Issuance Trust I, 2019-1A, A, 144A, 3.948%, 3/21/33	Canada	150,000	CAD	116,700
t	FNMA, 2004-T5, AB7, FRN, 0.672%, 5/28/35	United States	352,477		335,656

42	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
e	First Investors Auto Owner Trust, 2019-2A, D, 144A, 2.80%, 12/15/25	United States	40,000		$41,250
e	FirstKey Homes Trust, 2020-SFR1, F1, 144A, 3.638%, 9/17/25	United States	225,000		230,679

e	Flagship Credit Auto Trust, 144A,
	2019-4, D, 3.12%, 1/15/26	United States	90,000		94,044
	2020-1, D, 2.48%, 3/16/26	United States	140,000		143,424
	2020-3, C, 1.73%, 9/15/26	United States	305,000		310,513
e,s	Galaxy XXVI CLO Ltd., 2018-26A, E, 144A, FRN, 6.106%, (3-Month USD LIBOR + 5.85%), 11/22/31	United States	260,000		248,136
e	GCAT LLC, 2020-1, A1, 144A, 2.981%, 1/26/60	United States	226,041		226,396

e	GLS Auto Receivables Trust, 144A,
	2018-3A, B, 3.78%, 8/15/23	United States	70,000		71,063
	2020-1A, C, 2.72%, 11/17/25	United States	150,000		153,650
	2020-3A, C, 1.92%, 5/15/25	United States	330,000		335,300

e,s	GPMT Ltd., 144A, FRN,
	2018-FL1, C, 2.321%, (1-Month USD LIBOR + 2.15%), 11/19/35	United States	1,400,000		1,352,694
	2019-FL2, D, 3.097%, (1-Month USD LIBOR + 2.95%), 2/22/36	United States	1,000,000		958,800
e,s	Grand Avenue Cre Ltd., 2020-FL2, C, 144A, FRN, 3.802%, (1-Month USD LIBOR + 3.62%), 3/15/35	United States	1,310,000		1,306,408
i,s	Great Hall Mortgages No 1 PLC, 2006-1, DA, FRN, Reg S, 0.992%, (3-Month GBP LIBOR + 0.82%), 6/18/38	United Kingdom	1,330,000	GBP	1,582,227
s	GSAMP Trust, 2006-NC1, M2, FRN, 0.555%, (1-Month USD LIBOR + 0.38%), 2/25/36	United States	2,500,957		2,588,508
e,s	GSRPM Mortgage Loan Trust, 2002-1A, M1, 144A, FRN, 2.125%, (1-Month USD LIBOR + 1.95%), 11/25/31	United States	989,878		991,505
e,s	Halcyon Loan Advisors Funding Ltd., 2014-1A, D, 144A, FRN, 3.772%, (3-Month USD LIBOR + 3.50%), 4/18/26	United States	1,490,000		1,427,832
e,o	Hardee’s Funding LLC, 2020-1A, A2, 144A, 3.981%, 12/20/50	United States	100,000		100,489
e,s	Hayfin Kingsland XI Ltd., 2019-2A, E, 144A, FRN, 7.118%, (3-Month USD LIBOR + 6.90%), 7/20/32	United States	70,000		68,057
e	Horizon Aircraft Finance I Ltd., 2018-1, A, 144A, 4.458%, 12/15/38	United States	235,223		225,467
e	HPEFS Equipment Trust, 2020-2A, D, 144A, 2.79%, 7/22/30	United States	325,000		332,193
e,s	HPLY Trust, 2019-HIT, C, 144A, FRN, 1.762%, (1-Month USD LIBOR + 1.60%), 11/15/36	United States	85,421		82,519
s	IXIS Real Estate Capital Trust, 2006-HE2, A3, FRN, 0.335%, (1-Month USD LIBOR + 0.16%), 8/25/36	United States	2,629,269		1,032,098
e,s	JFIN CLO Ltd., 2017-1A, DR, 144A, FRN, 2.90%, (3-Month USD LIBOR + 2.65%), 3/15/26	United States	1,530,000		1,397,070
e	Kestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	213,968		198,675

e	Legacy Mortgage Asset Trust, 144A,
	2019-GS3, A1, 3.75%, 4/25/59	United States	108,473		109,661
	2020-GS1, A1, 2.882%, 10/25/59	United States	254,924		256,064
e,s	LoanCore Issuer Ltd., 2018-CRE1, D, 144A, FRN, 3.112%, (1-Month USD LIBOR + 2.95%), 5/15/28	United States	1,600,000		1,544,000
e	Marlette Funding Trust, 2019-4A, B, 144A, 2.95%, 12/17/29	United States	290,000		295,777
s	Merrill Lynch Mortgage Investors Trust Series, 2007-MLN1, A2D, FRN, 0.495%, (1-Month USD LIBOR + 0.32%), 3/25/37	United States	1,035,016		953,656

	Morgan Stanley Mortgage Loan Trust,
	[t] 2004-11AR, 2A, FRN, 2.909%, 1/25/35	United States	377,224		369,548
	2006-15XS, A3, 5.988%, 11/25/36	United States	2,298,063		853,643
s	Mortgageit Mortgage Loan Trust, 2006-1, 2A1B, FRN, 0.455%, (1-Month USD LIBOR + 0.28%), 4/25/36	United States	784,801		258,822
e,s	Mountain View CLO Ltd., 2018-1A, DRR, 144A, FRN, 3.887%, (3-Month USD LIBOR + 3.65%), 10/15/26	United States	2,000,000		1,882,789
e	MVW LLC, 2020-1A, C, 144A, 4.21%, 10/20/37	United States	287,330		303,761
e	MVW Owner Trust, 2019-1A, C, 144A, 3.33%, 11/20/36	United States	89,011		90,729

franklintempleton.com	Semiannual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)

e	Navient Private Education Refi Loan Trust, 144A,
	2019-FA, B, 3.12%, 8/15/68	United States	210,000	$214,482
	2019-GA, B, 3.08%, 10/15/68	United States	140,000	139,476
e,s	Neuberger Berman CLO XIV Ltd., 2020-14A, CR2, 144A, FRN, 2.147%, (3-Month USD LIBOR + 1.90%), 1/28/30	United States	410,000	401,344
e,s	Neuberger Berman Loan Advisers CLO 30 Ltd., 2019-30A, E, 144A, FRN, 7.022%, (3-Month USD LIBOR + 6.75%), 1/20/31	United States	565,000	566,407
s	Nomura Home Equity Loan Inc. Home Equity Loan Trust Series, 2006-WF1, M4, FRN, 0.545%, (1-Month USD LIBOR + 0.37%), 3/25/36	United States	1,306,831	1,215,105
e,s	Octagon Investment Partners XXII Ltd., 2018-1A, CRR, 144A, FRN, 2.158%, (3-Month USD LIBOR + 1.90%), 1/22/30	United States	250,000	244,016

e	OneMain Financial Issuance Trust, 144A,
	2015-3A, B, 4.16%, 11/20/28	United States	155,000	155,269
	2020-2A, C, 2.76%, 9/14/35	United States	100,000	101,947
e	Oxford Finance Funding LLC, 2019-1A, A2, 144A, 4.459%, 2/15/27	United States	50,000	51,641
e,s	OZLM XXIII Ltd., 2019-23A, E, 144A, FRN, 7.037%, (3-Month USD LIBOR + 6.80%), 4/15/32	United States	250,000	241,050
e,s	Pikes Peak CLO 3, 2019-3A, E, 144A, FRN, 7.075%, (3-Month USD LIBOR + 6.86%), 4/25/30	United States	250,000	246,191
e,s	Pikes Peak CLO 4, 2019-4A, E, 144A, FRN, 7.007%, (3-Month USD LIBOR + 6.77%), 7/15/32	United States	250,000	241,034
e	Planet Fitness Master Issuer LLC, 2019-1A, A2, 144A, 3.858%, 12/05/49	United States	148,875	141,209
e	Prestige Auto Receivables Trust, 2019-1A, E, 144A, 3.90%, 5/15/26	United States	100,000	102,635

e	Progress Residential Trust, 144A,
	2018-SFR3, E, 4.873%, 10/17/35	United States	100,000	102,844
	2019-SFR1, E, 4.466%, 8/17/35	United States	115,000	118,963
	2019-SFR2, E, 4.142%, 5/17/36	United States	175,000	180,833
	2020-SFR3, F, 2.796%, 10/17/27	United States	100,000	100,060
	RALI Series Trust, 2007-QS2, AP, 1/25/37	United States	182,423	126,065
e,t	RBSSP Resecuritization Trust, 2009-12, 17A2, 144A, FRN, 3.581%, 10/25/35	United States	389,919	383,325
e	Republic Finance Issuance Trust, 2019-A, A, 144A, 3.43%, 11/22/27	United States	240,000	244,472

	Santander Drive Auto Receivables Trust,
	2020-1, D, 5.35%, 3/15/28	United States	240,000	266,259
	2020-2, D, 2.22%, 9/15/26	United States	100,000	102,220
	2020-4, D, 1.48%, 1/15/27	United States	305,000	306,162
s	Saxon Asset Securities Trust, 2005-4, M4, FRN, 0.795%, (1-Month USD LIBOR + 0.62%), 11/25/37	United States	2,547,275	1,724,356
e	SCF Equipment Leasing LLC, 2018-1A, C, 144A, 4.21%, 4/20/27	United States	255,000	256,216
e,t	Security National Mortgage Loan Trust, 2004-1A, AF3, 144A, FRN, 6.42%, 6/25/32	United States	1,900,839	1,665,472
e,s	Silvermore CLO Ltd., 2014-1A, C, 144A, FRN, 3.73%, (3-Month USD LIBOR + 3.45%), 5/15/26	United States	1,250,000	1,178,095
e	S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	413,410	396,355

s	SLM Private Credit Student Loan Trust, FRN,
	2003-B, A3, 1.657%, (28-Day T-Bill + 1.00%), 3/15/33	United States	250,000	240,153
	2003-B, A4, 1.657%, (28-Day T-Bill + 1.00%), 3/15/33	United States	50,000	47,951
e,s	SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN, 0.912%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	69,422	69,392

e	SoFi Consumer Loan Program Trust, 144A,
	2018-1, B, 3.65%, 2/25/27	United States	100,000	102,506
	2019-4, C, 2.84%, 8/25/28	United States	130,000	132,494
e	SoFi Professional Loan Program LLC, 2016-A, B, 144A, 3.57%, 1/26/38	United States	43,819	44,569

44	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
s	Soundview Home Loan Trust, 2006-WF2, M3, FRN, 0.625%, (1-Month USD LIBOR + 0.45%), 12/25/36	United States	1,744,845	$1,819,991
e	SpringCastle America Funding LLC, 2020-AA, A, 144A, 1.97%, 9/25/37	United States	281,370	283,824
e	Sprite Ltd., 2017-1, B, 144A, 5.75%, 12/15/37	United States	164,302	118,575
e	Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%, 2/25/44	United States	122,813	132,001
e,s	Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.75%, (3-Month USD LIBOR + 3.50%), 6/15/25	United States	1,650,000	1,654,878
e,s	Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN, 4.562%, (1-Month USD LIBOR + 4.40%), 11/15/27	United States	200,000	4,375
e,s	TICP CLO II-2 Ltd., 2018-IIA, C, 144A, FRN, 3.195%, (3-Month USD LIBOR + 2.95%), 4/20/28	United States	1,020,000	968,042

e	Towd Point Mortgage Trust, 144A, FRN,
	[t] 2015-2, 1A13, 2.50%, 11/25/60	United States	32,845	32,936
	[t] 2018-5, M1, 3.25%, 7/25/58	United States	100,000	101,501
	[t] 2019-2, M1, 3.75%, 12/25/58	United States	200,000	216,081
	[s] 2019-HE1, M2, 1.90%, (1-Month USD LIBOR + 1.75%), 4/25/48	United States	1,481,000	1,477,472
e,s	TPG Real Estate Finance Issuer Ltd., 2018-FL2, C, 144A, FRN, 2.462%, (1-Month USD LIBOR + 2.30%), 11/15/37	United States	1,500,000	1,452,826
e	Tricon American Homes Trust, 2020-SFR2, E1, 144A, 2.73%, 11/17/39	United States	100,000	100,630
e,s	TRTX Issuer Ltd., 2019-FL3, B, 144A, FRN, 1.912%, (1-Month USD LIBOR + 1.75%), 10/15/34	United States	1,300,000	1,274,000
e,s	VERDE CLO Ltd., 2019-1A, E, 144A, FRN, 7.175%, (3-Month USD LIBOR + 6.90%), 4/15/32	United States	340,000	329,824
e	Vericrest Opportunity Loan Trust, 2019-NPL5, A1A, 144A, 3.352%, 9/25/49	United States	246,082	246,709
e,s	VMC Finance LLC, 2019-FL3, C, 144A, FRN, 2.212%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	549,585	527,602
e	VOLT LXXXIII LLC, 2019-NPL9, A1A, 144A, 3.327%, 11/26/49	United States	70,158	70,406
e	VOLT LXXXVII LLC, 2020-NPL3, A1A, 144A, 2.981%, 2/25/50	United States	155,627	155,888
e,t	WaMu Commercial Mortgage Securities Trust, 2007-SL2, G, 144A, FRN, 3.609%, 12/27/49	United States	2,866,082	2,342,716
t	Wells Fargo Mortgage Backed Securities Trust, 2007-AR6, A2, FRN, 3.561%, 10/25/37	United States	221,660	205,734
e	Wendy’s Funding LLC, 2018-1A, A2II, 144A, 3.884%, 3/15/48	United States	213,950	227,450
e	Westlake Automobile Receivables Trust, 2020-3A, D, 144A, 1.65%, 2/17/26	United States	120,000	120,889
	World Financial Network Credit Card Master Trust, 2019-C, M, 2.71%, 7/15/26	United States	415,000	427,369
e,s	York CLO-6 Ltd., 2019-1A, D, 144A, FRN, 4.258%, (3-Month USD LIBOR + 4.00%), 7/22/32	United States	455,000	456,125

				69,877,758

	Equity Real Estate Investment Trusts (REITs) 0.1%
e	American Homes 4 Rent, 144A, 2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	278,820
	2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	112,656
	2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	231,765
e	Diamond Resorts Owner Trust, 144A, 2017-1A, C, 6.07%, 10/22/29	United States	24,923	25,425
	2018-1, C, 4.53%, 1/21/31	United States	64,175	65,466
	2019-1A, B, 3.53%, 2/20/32	United States	65,344	66,857

				780,989

franklintempleton.com	Semiannual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) 1.6%
e,t	Ajax Mortgage Loan Trust, 2017-B, A, 144A, FRN, 3.163%, 9/25/56	United States	84,178		$84,337
s	American Home Mortgage Investment Trust, FRN, 2006-1, 11A1, 0.455%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	187,088		170,654
	2007-1, GA1A, 0.31%, (1-Month USD LIBOR + 0.16%), 5/25/47	United States	1,672,368		1,197,704
	Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%, 10/25/33	United States	5,076		5,109
	Banc of America Funding Trust, 2003-1, B2, 6.00%, 5/20/33	United States	236,440		170,714
	2007-4, 5A1, 5.50%, 11/25/34	United States	53,530		53,729
t	Banc of America Mortgage Trust, 2005-A, 2A1, FRN, 3.711%, 2/25/35	United States	4,185		4,227
e,s	BBCMS Mortgage Trust, 2020-BID, B, 144A, FRN, 2.681%, (1-Month USD LIBOR + 2.54%), 10/15/37	United States	210,000		210,700
e,s	BCAP LLC Trust, 2012-RR4, 9A7, 144A, FRN, 0.252%, (1-Month USD LIBOR + 0.08%), 11/26/36	United States	494,436		474,858
t	Bear Stearns ARM Trust, 2007-4, 12A1, FRN, 4.024%, 5/25/37	United States	1,725,259		1,670,321
e	Citigroup Mortgage Loan Trust, 144A, [t] 2009-10, 6A2, FRN, 2.743%, 9/25/34	United States	27,971		28,342
	[t] 2018-A, A1, FRN, 4.00%, 1/25/68	United States	87,452		87,976
	2018-C, A1, 4.125%, 3/25/59	United States	142,097		142,249
	[t] 2019-B, A1, FRN, 3.258%, 4/25/66	United States	100,747		102,543
	2019-E, A1, 3.228%, 11/25/70	United States	233,113		238,820
	Countrywide Alternative Loan Trust, 2003-22CB, 1A1, 5.75%, 12/25/33	United States	34,021		35,494
	2004-16CB, 1A1, 5.50%, 7/25/34	United States	20,581		21,317
	2004-16CB, 3A1, 5.50%, 8/25/34	United States	21,394		22,183
	2004-3T1, M, 6.00%, 5/25/34	United States	240,755		197,822
	2004-J10, 2CB1, 6.00%, 9/25/34	United States	57,864		60,873
	2005-J1, 2A1, 5.50%, 2/25/25	United States	2,911		2,978
	2005-J14, A3, 5.50%, 12/25/35	United States	355,067		290,529
	2006-6CB, 2A11, 5.50%, 5/25/36	United States	313,920		197,408
s	Countrywide Asset-Backed Certificates, 2005-15, M3, FRN, 0.695%, (1-Month USD LIBOR + 0.52%), 4/25/36	United States	2,340,000		2,101,710
t	Countrywide Home Loans Mortgage Pass-Through Trust, 2004-HYB4, 2A1, FRN, 2.919%, 9/20/34	United States	49,335		48,576
	Credit Suisse First Boston Mortgage Securities Corp., 2002-10, 1B, 7.00%, 5/25/32	United States	152,451		137,734
	2003-27, 4A4, 5.75%, 11/25/33	United States	16,756		17,360
	2005-8, 1A3, 5.25%, 9/25/35	United States	111,020		109,583
e	CSMC OA LLC, 144A, 2014-USA, A2, 3.953%, 9/15/37	United States	150,000		153,762
	2014-USA, E, 4.373%, 9/15/37	United States	400,000		295,835
s	DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 0.491%, (1-Month USD LIBOR + 0.33%), 9/19/45	United States	37,147		28,190
i,s	Dukinfield II PLC, 2016-2, A, FRN, Reg S, 1.432%, (3-Month GBP LIBOR + 1.25%), 12/20/52	United Kingdom	144,274	GBP	192,996
s	FHLMC Structured Agency Credit Risk Debt Notes, 2015-DNA1, M3, FRN, 3.475%, (1-Month USD LIBOR + 3.30%), 10/25/27	United States	224,951		231,742
t	GS Mortgage Securities Trust, [e] 2011-GC5, D, 144A, FRN, 5.555%, 8/10/44	United States	195,000		163,284
	2014-GC18, B, FRN, 4.885%, 1/10/47	United States	100,000		96,225
	GSR Mortgage Loan Trust, 2005-4F, 6A1, 6.50%, 2/25/35	United States	8,400		8,554
	[t] 2005-AR6, 4A5, FRN, 3.258%, 9/25/35	United States	40,180		40,539
s	Harborview Mortgage Loan Trust, 2004-11, 2A2A, FRN, 0.801%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	86,963		81,832

46	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
	IndyMac INDX Mortgage Loan Trust, FRN, [s] 2004-AR12, A1, 0.955%, (1-Month USD LIBOR + 0.78%), 12/25/34	United States	1,804,117	$1,504,951
	[s] 2004-AR7, A5, 1.395%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	42,088	39,823
	[t] 2005-AR11, A3, 3.244%, 8/25/35	United States	45,453	40,805
	[s] 2006-AR2, 2A1, 0.385%, (1-Month USD LIBOR + 0.21%), 2/25/46	United States	201,964	163,223
	[t] 2006-AR3, 3A1A, 3.29%, 4/25/36	United States	2,130,282	2,147,171
e,s	Invitation Homes Trust, 144A, FRN, 2018-SFR1, E, 2.162%, (1-Month USD LIBOR + 2.00%), 3/17/37	United States	99,986	100,378
	2018-SFR2, E, 2.162%, (1-Month USD LIBOR + 2.00%), 6/17/37	United States	200,000	201,108
t	JPMorgan Alternative Loan Trust, 2006-A2, 2A2, FRN, 3.701%, 5/25/36	United States	1,705,630	1,365,809
	JPMorgan Mortgage Trust, 2004-S1, 2A1, 6.00%, 9/25/34	United States	85,707	91,029
	[t] 2007-A1, 4A2, FRN, 2.962%, 7/25/35	United States	2,010	2,007
s	Lehman XS Trust Series, 2006-2N, 1A1, FRN, 0.435%, (1-Month USD LIBOR + 0.26%), 2/25/46	United States	36,764	33,093
	MASTR Alternative Loan Trust, 2004-2, 8A4, 5.50%, 3/25/34	United States	137,011	141,007
	2004-8, 2A1, 6.00%, 9/25/34	United States	36,565	37,935
t	Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN, 3.014%, 5/25/36	United States	2,785	2,795
e,t	Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.661%, 6/15/44	United States	150,000	90,106
e,s	New Residential Mortgage Loan Trust, 2020-2A, B4, 144A, FRN, 3.899%, (1-Month USD LIBOR + 3.75%), 10/25/46	United States	968,685	982,755
e	PRPM LLC, 144A, 2019-4A, A1, 3.351%, 11/25/24	United States	97,930	98,225
	2020-3, A2, 5.071%, 9/25/25	United States	100,000	100,165
	2020-5, A2, 5.437%, 11/25/25	United States	305,000	305,512
e	RCO V Mortgage LLC, 2020-1, A1, 144A, 3.105%, 9/25/25	United States	105,740	106,022
t	RFMSI Trust, 200tr5-SA1, 1A1, FRN, 4.539%, 3/25/35	United States	99,924	66,639
s	Securitized Asset Backed Receivables LLC Trust, 2006-WM4, A2C, FRN, 0.335%, (1-Month USD LIBOR + 0.16%), 11/25/36	United States	3,664,779	1,522,915
s	Structured ARM Loan Trust, 2005-14, A1, FRN, 0.485%, (1-Month USD LIBOR + 0.31%), 7/25/35	United States	224,508	164,588
e,t	Wells Fargo Commercial Mortgage Trust, 2019-JWDR, C, 144A, FRN, 3.139%, 9/15/31	United States	290,000	281,778
t	WFRBS Commercial Mortgage Trust, FRN, [e] 2011-C2, D, 144A, 5.85%, 2/15/44	United States	35,000	34,910
	[e] 2011-C3, D, 144A, 5.853%, 3/15/44	United States	200,000	95,639
	[e] 2011-C4, E, 144A, 5.383%, 6/15/44	United States	120,000	76,305
	2012-C10, C, 4.51%, 12/15/45	United States	155,000	92,958
	[e] 2012-C6, D, 144A, 5.766%, 4/15/45	United States	150,000	151,134
	2012-C7, C, 4.965%, 6/15/45	United States	25,000	19,113
	[e] 2012-C7, E, 144A, 4.965%, 6/15/45	United States	75,000	30,172

				19,268,879

	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $90,579,126)			89,927,626

franklintempleton.com	Semiannual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Municipal Bonds in Reorganization 0.5%
	Puerto Rico 0.5%
p	Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	United States	715,000	$486,200
	5.00%, 7/01/41	United States	1,000,000	650,000
p	Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	7,155,000	4,686,525

	Total Municipal Bonds in Reorganization (Cost $4,641,816)			5,822,725

		Number of Contracts	Notional Amount#
	Options Purchased 0.1%
	Calls – Exchange-Traded 0.1%
	Acacia Communications Inc., August Strike Price $75.00, Expires 8/20/21	4	400	240
	Energy Transfer LP, January Strike Price $7.00, Expires 1/15/21	366	36,600	7,320
	HP Inc., December Strike Price $21.00, Expires 12/18/20	108	10,800	12,960
	Integra Lifesciences Holdings Corp., December Strike Price $60.00, Expires 12/18/20	16	1,600	1,840
	K12 Inc., December Strike Price $32.00, Expires 12/18/20	15	1,500	300
	MongoDB Inc., December Strike Price $300.00, Expires 12/31/20	5	500	5,250
	S&P 500 Index, January Strike Price $3,500.00, Expires 1/15/21	6	600	105,300
	S&P 500 Index, January Strike Price $3,700.00, Expires 1/15/21	8	800	44,680
	S&P 500 Index, March Strike Price $3,750.00, Expires 3/19/21	9	900	72,990
	Slack Technologies Inc., December Strike Price $40.00, Expires 12/18/20	64	6,400	30,080
	Taubman Centers Inc., December Strike Price $45.00, Expires 12/18/20	39	3,900	195
	Tiffany & Co., January Strike Price $120.00, Expires 1/15/21	172	17,200	192,640

				473,795

	Puts – Exchange-Traded 0.0%†
	AMC Entertainment Holdings Inc., January Strike Price $2.00, Expires 1/15/21	144	14,400	2,016
	American Airlines Group Inc., December Strike Price $10.00, Expires 12/18/20	39	3,900	156
	Marvell Technology Group Ltd., February Strike Price $39.00, Expires 2/19/21	470	47,000	62,980
	S&P 500 Index, December Strike Price $3,150.00, Expires 12/18/20	9	900	3,465
	Salesforce.com Inc., March Strike Price $230.00, Expires 3/19/21	17	1,700	28,390
	SPDR S&P 500 ETF Trust, January Strike Price $330.00, Expires 1/15/21	31	3,100	8,370
	Tiffany & Co., January Strike Price $85.00, Expires 1/15/21	29	2,900	29
	Tiffany & Co., January Strike Price $105.00, Expires 1/15/21	29	2,900	319
	Vodafone Group PLC, January Strike Price 1.05 GBP, Expires 1/15/21	1,234	1,234,000	8,225

				113,950

	Puts – Over-the-Counter 0.0%†
	AMC Entertainment Holdings Inc., Counterparty JPHQ, January Strike Price $2.00, Expires 1/15/21	40	4,000	560
	American Airlines Group Inc., Counterparty JPHQ, January Strike Price $15.00, Expires 1/15/21	65	6,500	12,675
	B&G Foods Inc., Counterparty GSCO, May Strike Price $25.00, Expires 5/21/21	37	3,700	7,678
	The Boeing Co., Counterparty GSCO, January Strike Price $150.00, Expires 1/15/21	22	2,200	1,980

48	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#		Value
	Options Purchased (continued)
	Puts – Over-the-Counter† (continued)
	Casino Guichard-Perrachon SA, Counterparty BOFA, December Strike Price 20.00 EUR, Expires 12/18/20	27	2,700		$644
	The Kroger Co., Counterparty JPHQ, April Strike Price $30.00, Expires 4/16/21	329	32,900		44,086

					67,623

	Total Options Purchased (Cost $903,929)				655,368

	Total Investments before Short Term Investments (Cost $773,994,004)				971,405,277

		Country	Principal Amount*
	Short Term Investments 16.7%
	Convertible Bonds 0.1%
	Health Care Equipment & Supplies 0.0%†
f	NuVasive Inc., senior note, 2.25%, 3/15/21	United States	583,000		589,225

	Software 0.1%
f	Verint Systems Inc., senior note, 1.50%, 6/01/21	United States	1,564,000		1,627,611

	Total Convertible Bonds (Cost $2,161,020)				2,216,836

v	Credit-Linked Notes 0.3%
c,e	Citigroup Global Markets Holdings Inc., G, senior note, (Egypt), 144A, zero cpn., 4/22/21	Egypt	14,772,000	EGP	896,526
e	HSBC Bank PLC, E, senior note, (Egypt), 144A, zero cpn., 1/14/21	Egypt	7,150,000	EGP	449,233
c,e	ICBC Standard Bank PLC, EmTN, (Egypt), 144A, zero cpn., 3/04/21	Egypt	30,564,152	EGP	1,892,510

	Total Credit-Linked Notes (Cost $3,214,960)				3,238,269

			Shares
	Money Market Funds 14.0%
w,x	Dreyfus Government Cash Management, Institutional, 0.04%	United States	25,117,389		25,117,389
w	Fidelity Investments Money Market Government Portfolio, Institutional, 0.01%	United States	145,396,058		145,396,058

	Total Money Market Funds (Cost $170,513,447)				170,513,447

			Principal Amount*
	Repurchase Agreements (Cost $8,375,430) 0.7%
y	Joint Repurchase Agreement, 0.070%, 12/01/20 (Maturity Value $8,375,446)	United States	8,375,430		8,375,430

BNP Paribas Securities Corp. (Maturity Value $3,458,305)

Deutsche Bank Securities Inc. (Maturity Value $1,458,836)

HSBC Securities (USA) Inc. (Maturity Value $3,458,305)
Collateralized by U.S. Government Agency Securities, 3.00%–5.00%,
1/15/40–8/20/50; [z]U.S. Treasury Bills, 4/29/21; and U.S. Treasury Notes, 1.63%, 11/15/22 (valued at $8,545,790)

			Shares
aa	Investments from Cash Collateral Received for Loaned Securities 0.4%
	Money Market Funds 0.3%
w,bb	Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	4,072,000		4,072,000

franklintempleton.com	Semiannual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Short Term Investments (continued)
aa	Investments from Cash Collateral Received for Loaned Securities (continued)
	Repurchase Agreements 0.1%
y	Joint Repurchase Agreement, 0.08%, 12/01/20 (Maturity Value $883,522)	United States	883,520	$883,520

	J.P. Morgan Securities LLC Collateralized by [z]U.S. Treasury Bills, 4/15/25 (valued at $901,991)
	Total Investments from Cash Collateral Received for Loaned Securities (Cost $4,955,520)			4,955,520

	U.S. Government and Agency Securities 1.2%

z	U.S. Treasury Bill,
	12/03/20	United States	850,000	849,998
	12/17/20	United States	1,710,000	1,709,954
	1/07/21	United States	640,000	639,956
	[f] 4/22/21	United States	8,000,000	7,997,397
	9/09/21	United States	1,310,000	1,309,025
	10/07/21	United States	1,310,000	1,308,957
	11/04/21	United States	435,000	434,592

	Total U.S. Government and Agency Securities (Cost $14,248,478)			14,249,879

	Total Investments (Cost $977,462,859) 96.8%			1,174,954,658
	Options Written (0.0)%†			(146,368)
	Securities Sold Short (25.0)%			(301,991,375)
	Other Assets, less Liabilities 28.1%			340,966,425

	Net Assets 100.0%			$1,213,783,340

		Number of Contracts	Notional Amount#
cc	Options Written (0.0)%†
	Calls – Exchange-Traded (0.0)%†
	Activision Blizzard Inc., December Strike Price $90.00, Expires 12/18/20	1	100	(19)
	Applied Materials Inc., December Strike Price $70.00, Expires 12/18/20	1	100	(1,230)
	Bristol-Myers Squibb Co., December Strike Price $65.00, Expires 12/18/20	1	100	(49)
	Comcast Corp., December Strike Price $47.50, Expires 12/18/20	2	200	(814)
	CSX Corp., December Strike Price $87.50, Expires 12/18/20	1	100	(410)
	eBay Inc., December Strike Price $60.00, Expires 12/18/20	1	100	(7)
	Enterprise Products Partners LP, December Strike Price $19.00, Expires 12/18/20	2	200	(164)
	EOG Resources Inc., December Strike Price $45.00, Expires 12/18/20	1	100	(345)
	Intel Corp., December Strike Price $60.00, Expires 12/18/20	1	100	(2)
	The Kroger Co., December Strike Price $38.00, Expires 12/18/20	2	200	(26)
	Masco Corp., December Strike Price $65.00, Expires 12/18/20	2	200	(6)
	MetLife Inc., December Strike Price $45.00, Expires 12/18/20	1	100	(210)
	Morgan Stanley, December Strike Price $55.00, Expires 12/18/20	1	100	(713)
	Multiplan Corp., January Strike Price $12.50, Expires 1/15/21	15	1,500	(105)
	Multiplan Corp., April Strike Price $12.50, Expires 4/16/21	75	7,500	(2,625)
	Newmont Corp., December Strike Price $70.00, Expires 12/18/20	1	100	(8)
	Nexstar Media Group Inc., December Strike Price $100.00, Expires 12/18/20	1	100	(705)
	Oracle Corp., December Strike Price $65.00, Expires 12/18/20	1	100	(17)
	Pershing Square Tontine Holdings Ltd., December Strike Price $30.00, Expires 12/18/20	67	6,700	(7,370)
	Philip Morris International Inc., December Strike Price $85.00, Expires 12/18/20	1	100	(4)
	S&P 500 Index, March Strike Price $4,050.00, Expires 3/19/21	9	900	(12,915)

50	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#	Value
cc	Options Written (continued)†
	Calls – Exchange-Traded (continued)
	Slack Technologies Inc., December Strike Price $45.00, Expires 12/18/20	64	6,400	$(13,120)
	Slack Technologies Inc., December Strike Price $48.00, Expires 12/18/20	151	15,100	(15,100)

				(55,964)

	Puts – Exchange-Traded (0.0)%†
	Encore Capital Group Inc., December Strike Price $30.00, Expires 12/18/20	16	1,600	(736)
	Encore Capital Group Inc., December Strike Price $35.00, Expires 12/18/20	25	2,500	(5,250)
	Integra Lifesciences Holdings Corp., December Strike Price $50.00, Expires 12/18/20	16	1,600	(3,480)
	K12 Inc., December Strike Price $26.00, Expires 12/18/20	15	1,500	(4,125)
	Marvell Technology Group Ltd., February Strike Price $33.00, Expires 2/19/21	470	47,000	(20,680)
	MongoDB Inc., December Strike Price $220.00, Expires 12/31/20	8	800	(1,760)
	S&P 500 Index, December Strike Price $2,950.00, Expires 12/18/20	9	900	(1,728)
	S&P 500 Index, January Strike Price $2,900.00, Expires 1/15/21	6	600	(3,840)
	S&P 500 Index, March Strike Price $3,100.00, Expires 3/19/21	5	500	(23,750)
	S&P 500 Index, May Strike Price $3,100.00, Expires 5/21/21	3	300	(23,532)
	Taubman Centers Inc., December Strike Price $30.00, Expires 12/18/20	36	3,600	(180)
	Tiffany & Co., January Strike Price $90.00, Expires 1/15/21	29	2,900	(189)
	Tiffany & Co., January Strike Price $100.00, Expires 1/15/21	48	4,800	(384)
	Winnebago Industries Inc., December Strike Price $45.00, Expires 12/18/20	11	1,100	(770)

				(90,404)

	Total Options Written (Premiums Received $310,563)			(146,368)

		Country	Shares
dd	Securities Sold Short (25.0)%
	Common Stocks (11.3)%
	Aerospace & Defense (0.0)%†
	Kaman Corp.	United States	9,468	(495,082)

	Air Freight & Logistics (0.2)%
	Air Transport Services Group Inc.	United States	29,175	(896,839)
	Atlas Air Worldwide Holdings Inc.	United States	21,254	(1,186,186)

				(2,083,025)

	Airlines (0.3)%
	Air Canada, B	Canada	28,794	(547,634)
	American Airlines Group Inc.	United States	91,009	(1,285,957)
	Copa Holdings SA, A	Panama	21,441	(1,708,848)
	GOL Linhas Aereas Inteligentes SA, ADR	Brazil	22,929	(202,463)

				(3,744,902)

	Automobiles (0.0)%†
	Winnebago Industries Inc.	United States	9,768	(517,020)

	Biotechnology (0.5)%
	Apellis Pharmaceuticals Inc.	United States	20,700	(975,798)
	BioMarin Pharmaceutical Inc.	United States	2,372	(186,676)
	Bridgebio Pharma Inc.	United States	20,569	(1,033,386)
	Coherus Biosciences Inc.	United States	43,673	(806,204)
	Flexion Therapeutics Inc.	United States	28,818	(308,641)

franklintempleton.com	Semiannual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
dd	Securities Sold Short (continued)
	Common Stocks (continued)
	Biotechnology (continued)
	Gossamer Bio Inc.	United States	33,934	$(299,977)
	Insmed Inc.	United States	17,548	(684,547)
	Intercept Pharmaceuticals Inc.	United States	8,673	(307,978)
	Ironwood Pharmaceuticals Inc., A	United States	89,342	(1,029,220)
	Karyopharm Therapeutics Inc.	United States	49,104	(834,277)
	Ligand Pharmaceuticals Inc.	United States	635	(53,575)
	Radius Health Inc.	United States	8,424	(132,931)

				(6,653,210)

	Building Products (0.0)%†
	Patrick Industries Inc.	United States	8,164	(514,659)

	Consumer Finance (0.2)%
	Encore Capital Group Inc.	United States	49,688	(1,696,348)
	EZCORP Inc., A	United States	28,838	(146,786)
	PRA Group Inc.	United States	13,507	(562,296)

				(2,405,430)

	Diversified Consumer Services (0.0)%†
	Chegg Inc.	United States	3,063	(238,700)
	K12 Inc.	United States	8,952	(208,850)

				(447,550)

	Diversified Financial Services (0.1)%
	Element Fleet Management Corp.	Canada	60,285	(613,201)
	Flying Eagle Acquisition Corp.	United States	2,100	(32,550)
	Voya Financial Inc.	United States	4,274	(246,311)

				(892,062)

	Diversified Telecommunication Services (0.0)%†
	Liberty Latin America Ltd., C	Chile	30,119	(340,646)

	Electric Utilities (0.3)%
	Eversource Energy	United States	12,600	(1,102,626)
	Terna Rete Elettrica Nazionale SpA	Italy	165,621	(1,244,032)
	Xcel Energy Inc.	United States	15,976	(1,076,143)

				(3,422,801)

	Electronic Equipment, Instruments & Components (0.3)%
	II-VI Inc.	United States	28,364	(1,918,825)
	Knowles Corp.	United States	16,720	(283,906)
	OSI Systems Inc.	United States	6,032	(531,419)
	TTM Technologies Inc.	United States	39,525	(516,196)
	Vishay Intertechnology Inc.	United States	4,857	(94,031)

				(3,344,377)

	Energy Equipment & Services (0.0)%†
	Helix Energy Solutions Group Inc.	United States	130,861	(492,037)

	Entertainment (0.4)%
	Cinemark Holdings Inc.	United States	99,512	(1,537,460)
	Live Nation Entertainment Inc.	United States	44,092	(2,894,640)
	The Marcus Corp.	United States	44,993	(528,218)

				(4,960,318)

	Equity Real Estate Investment Trusts (REITs) (0.2)%
	Innovative Industrial Properties Inc., A	United States	17,455	(2,682,135)

52	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
dd	Securities Sold Short (continued)
	Common Stocks (continued)
	Food & Staples Retailing (0.0)%†
	The Chefs’ Warehouse Inc.	United States	10,045	$(231,487)

	Food Products (0.1)%
	Kellogg Co.	United States	17,756	(1,134,786)

	Health Care Equipment & Supplies (0.6)%
	CONMED Corp.	United States	8,461	(862,091)
	Cryoport Inc.	United States	29,445	(1,432,499)
	Envista Holdings Corp., W	United States	64,745	(1,924,869)
	Integra Lifesciences Holdings Corp.	United States	8,046	(440,358)
	LivaNova PLC	United States	3,954	(208,969)
	Mesa Laboratories Inc.	United States	1,446	(392,965)
	Nevro Corp.	United States	6,414	(1,034,257)
	NuVasive Inc.	United States	4,875	(225,810)
	Varex Imaging Corp.	United States	24,685	(411,746)

				(6,933,564)

	Health Care Providers & Services (0.2)%
	1life Healthcare Inc.	United States	16,281	(535,156)
	Guardant Health Inc.	United States	7,221	(874,608)
	PetIQ Inc., A	United States	28,038	(806,934)

				(2,216,698)

	Health Care Technology (0.1)%
	Health Catalyst Inc.	United States	27,764	(989,786)
	Tabula Rasa HealthCare Inc.	United States	8,091	(278,816)

				(1,268,602)

	Hotels, Restaurants & Leisure (1.0)%
	Bloomin’ Brands Inc.	United States	86,219	(1,508,833)
e	Evolution Gaming Group AB, 144A	Sweden	80,172	(6,821,607)
	Marriott Vacations Worldwide Corp.	United States	8,452	(1,076,193)
	Norwegian Cruise Line Holdings Ltd.	United States	69,669	(1,593,330)
	Royal Caribbean Cruises Ltd.	United States	11,786	(928,855)

				(11,928,818)

	Insurance (0.7)%
	Aon PLC, A	United States	40,881	(8,376,108)

	Interactive Media & Services (0.3)%
	Snap Inc., A	United States	38,091	(1,692,002)
	Zillow Group Inc., C	United States	13,012	(1,402,824)

				(3,094,826)

	Internet & Direct Marketing Retail (0.5)%
	Fiverr International Ltd.	Israel	1,758	(352,180)
	Pinduoduo Inc., ADR	China	1,872	(259,852)
e	Takeaway.com NV, 144A	Netherlands	50,150	(5,337,051)
	Wayfair Inc., A	United States	1,935	(492,187)

				(6,441,270)

	IT Services (0.5)%
	CSG Systems International Inc.	United States	8,623	(374,066)
	i3 Verticals Inc., A	United States	19,972	(557,219)
	KBR Inc.	United States	50,277	(1,396,192)
	MongoDB Inc., A	United States	4,228	(1,214,747)
	Okta Inc., A	United States	3,203	(784,863)
	Perficient Inc.	United States	20,184	(918,977)

franklintempleton.com	Semiannual Report	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
dd	Securities Sold Short (continued)
	Common Stocks (continued)
	IT Services (continued)
	Shopify Inc., A	Canada	405	$(441,604)

				(5,687,668)

	Life Sciences Tools & Services (0.0)%†
	Illumina Inc.	United States	609	(196,153)

	Machinery (0.2)%
	Chart Industries Inc.	United States	13,937	(1,440,528)
	The Greenbrier Cos. Inc.	United States	3,335	(111,289)
	The Middleby Corp.	United States	6,151	(836,475)

				(2,388,292)

	Marine (0.0)%†
	SEACOR Holdings Inc.	United States	1,616	(53,684)

	Media (0.4)%
	Cardlytics Inc.	United States	6,463	(767,029)
	Charter Communications Inc., A	United States	245	(159,737)
	Liberty Media Corp., C	United States	20,465	(855,028)
	Liberty SiriusXM Group	United States	34,229	(1,401,335)
	Sirius XM Holdings Inc.	United States	162,502	(1,054,638)

				(4,237,767)

	Metals & Mining (0.0)%†
	Pretium Resources Inc.	Canada	18,956	(208,137)

	Mortgage Real Estate Investment Trusts (REITs) (0.1)%
	Arbor Realty Trust Inc.	United States	27,613	(367,805)
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	United States	12,878	(703,911)
	PennyMac Mortgage Investment Trust	United States	16,575	(283,433)
	Redwood Trust Inc.	United States	14,006	(121,152)

				(1,476,301)

	Multi-Utilities (0.2)%
	CMS Energy Corp.	United States	18,278	(1,124,828)
	WEC Energy Group Inc.	United States	11,746	(1,115,283)

				(2,240,111)

	Oil, Gas & Consumable Fuels (0.1)%
	Arch Resources Inc.	United States	16,108	(538,652)
	SFL Corp. Ltd.	Norway	11,600	(78,532)

				(617,184)

	Personal Products (0.1)%
	Herbalife Nutrition Ltd.	United States	19,773	(947,324)

	Pharmaceuticals (0.5)%
	Aerie Pharmaceuticals Inc.	United States	15,141	(187,900)
	Aphria Inc.	Canada	193,481	(1,621,371)
	Avadel Pharmaceuticals PLC, ADR	United States	57,770	(414,788)
	Canopy Growth Corp.	Canada	26,964	(774,849)
	Collegium Pharmaceutical Inc.	United States	25,438	(470,349)
	Innoviva Inc.	United States	8,408	(87,906)
	Jazz Pharmaceuticals PLC	United States	4,483	(630,803)
	Omeros Corp.	United States	19,570	(226,816)
	Revance Therapeutics Inc.	United States	26,014	(627,978)
	Zogenix Inc.	United States	31,331	(671,423)

				(5,714,183)

54	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
dd	Securities Sold Short (continued)
	Common Stocks (continued)
	Professional Services (0.1)%
	FTI Consulting Inc.	United States	6,643	$(697,648)

	Real Estate Management & Development (0.1)%
	Colliers International Group Inc.	Canada	15,601	(1,391,453)
	Redfin Corp.	United States	5,994	(287,053)

				(1,678,506)

	Semiconductors & Semiconductor Equipment (1.2)%
	Advanced Micro Devices Inc.	United States	54,180	(5,020,319)
	Analog Devices Inc.	United States	41,426	(5,761,528)
	Canadian Solar Inc.	Canada	17,231	(736,797)
	Impinj Inc.	United States	23,395	(977,677)
	Rambus Inc.	United States	26,276	(413,059)
	SMART Global Holdings Inc.	United States	25,017	(767,772)
	SolarEdge Technologies Inc.	United States	1,702	(473,122)
	Synaptics Inc.	United States	12,560	(976,791)

				(15,127,065)

	Software (1.3)%
	8x8 Inc.	United States	32,266	(637,899)
	Alteryx Inc., A	United States	1,260	(150,998)
	Avaya Holdings Corp.	United States	20,360	(378,899)
	Coupa Software Inc.	United States	2,489	(818,657)
	CyberArk Software Ltd.	United States	2,470	(283,729)
	Envestnet Inc.	United States	10,091	(809,904)
	Everbridge Inc.	United States	8,071	(1,024,533)
	FireEye Inc.	United States	13,582	(204,137)
	Five9 Inc.	United States	5,750	(892,400)
	J2 Global Inc.	United States	4,139	(370,896)
	LivePerson Inc.	United States	23,056	(1,346,931)
	Nuance Communications Inc.	United States	40,200	(1,733,826)
	Nutanix Inc., A	United States	3,194	(87,484)
	Palo Alto Networks Inc.	United States	2,741	(805,635)
	Pluralsight Inc., A	United States	7,480	(122,522)
	PROS Holdings Inc.	United States	18,720	(802,901)
	Q2 Holdings Inc.	United States	3,327	(377,182)
	SailPoint Technologies Holding Inc.	United States	36,537	(1,701,163)
	Slack Technologies Inc., A	United States	16,985	(728,317)
	Verint Systems Inc.	United States	6,860	(390,745)
	VMware Inc., A	United States	1,737	(242,989)
	Workiva Inc., A	United States	6,225	(466,813)
	Zscaler Inc.	United States	7,400	(1,152,550)

				(15,531,110)

	Specialty Retail (0.3)%
	Guess? Inc.	United States	19,786	(332,207)
	National Vision Holdings Inc.	United States	34,116	(1,460,506)
	RH	United States	4,278	(1,938,618)

				(3,731,331)

	Technology Hardware, Storage & Peripherals (0.0)%†
	Pure Storage Inc., A	United States	25,279	(461,847)

	Textiles, Apparel & Luxury Goods (0.1)%
	Under Armour Inc., C	United States	69,099	(1,005,390)

	Tobacco (0.1)%
	Turning Point Brands Inc.	United States	19,728	(769,787)

	Total Common Stocks (Proceeds $120,982,063)			(137,390,901)

franklintempleton.com	Semiannual Report	55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares		Value
dd	Securities Sold Short (continued)
	Exchange Traded Funds (12.2)%
	Health Care Select Sector SPDR Fund	United States	158,105		$(17,350,443)
	Invesco QQQ Series 1 ETF	United States	2,970		(889,871)
	iShares Nasdaq Biotechnology ETF	United States	68,923		(9,992,456)
	iShares North American Tech-Software ETF	United States	43,159		(14,575,226)
	iShares Russell 2000 Growth ETF	United States	92,796		(24,367,302)
	iShares Russell Mid-Cap Growth ETF	United States	153,899		(30,187,289)
	SPDR S&P 500 ETF Trust	United States	138,967		(50,314,392)

	Total Exchange Traded Funds (Proceeds $133,328,856)				(147,676,979)

			Principal Amount*
	Corporate Bonds and Notes (1.1)%
	Aerospace & Defense (0.1)%
e	Spirit Aerosystems Inc., secured note, 144A, 7.50%, 4/15/25	United States	273,000		(293,644)
	Triumph Group Inc., senior note, 5.25%, 6/01/22	United States	400,000		(369,000)

					(662,644)

	Airlines (0.1)%
e	American Airlines Inc., senior secured note, 144A, 11.75%, 7/15/25	United States	994,000		(1,100,855)

	Construction & Engineering (0.1)%
e	Tutor Perini Corp., senior note, 144A, 6.875%, 5/01/25	United States	646,000		(648,494)
i	Webuild SpA, senior note, Reg S,
	1.75%, 10/26/24	Italy	68,000	EUR	(76,804)
	3.625%, 1/28/27	Italy	100,000	EUR	(111,782)

					(837,080)

	Diversified Consumer Services (0.1)%
e	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	983,000		(964,569)

	Diversified Financial Services (0.2)%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, senior bond, 3.65%, 7/21/27	Ireland	2,000,000		(2,070,288)

	Diversified Telecommunication Services (0.0)%†
i	DKT Finance ApS, senior secured note, Reg S, 7.00%, 6/17/23	Denmark	358,000	EUR	(441,147)

	Electric Utilities (0.0)%†
	Southern California Edison Co., secured bond, 3.65%, 2/01/50	United States	46,000		(53,469)

	Energy Equipment & Services (0.0)%†
i	Saipem Finance International BV, E, senior note, Reg S, 3.375%, 7/15/26	Italy	300,000	EUR	(367,463)

	Equity Real Estate Investment Trusts (REITs) (0.1)%
e	Iron Mountain Inc., senior bond, 144A, 5.25%, 3/15/28	United States	500,000		(524,062)
	Simon Property Group LP, senior bond, 2.65%, 7/15/30	United States	350,000		(367,369)

					(891,431)

	Food & Staples Retailing (0.2)%
i	Casino Guichard Perrachon SA, E, senior bond, Reg S, 4.561%, 1/25/23	France	200,000	EUR	(237,602)
	Koninklijke Ahold Delhaize NV, senior bond, 5.70%, 10/01/40	Netherlands	603,000		(883,123)
	The Kroger Co., senior bond,
	5.40%, 1/15/49	United States	241,000		(351,061)
	3.95%, 1/15/50	United States	15,000		(18,407)
e	Seg Holding LLC / Seg Finance Corp., senior secured note, 144A, 5.625%, 10/15/28	United States	473,000		(496,650)

					(1,986,843)

56	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
dd	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Food Products (0.0)%†
	B&G Foods Inc., senior note, 5.25%, 9/15/27	United States	361,000		$(377,808)

	Hotels, Restaurants & Leisure (0.1)%
e	Golden Nugget Inc., senior note, 144A, 8.75%, 10/01/25	United States	500,000		(504,687)
	RHP Hotel Properties LP / RHP Finance Corp., senior note, 4.75%, 10/15/27	United States	221,000		(219,716)

					(724,403)

	Oil, Gas & Consumable Fuels (0.0)%†
	Continental Resources Inc., senior note,
	3.80%, 6/01/24	United States	86,000		(87,151)
	4.375%, 1/15/28	United States	173,000		(172,517)
	Newfield Exploration Co., senior bond, 5.375%, 1/01/26	United States	86,000		(90,181)
	Ovintiv Inc., senior bond, 6.50%, 8/15/34	United States	86,000		(92,421)
e	SM Energy Co., secured note, 144A, 10.00%, 1/15/25	United States	172,000		(175,763)

					(618,033)

	Personal Products (0.0)%†

	Sally Holdings LLC / Sally Capital Inc., senior note, 5.625%, 12/01/25	United States	83,000		(85,179)

	Software (0.0)%†

e	Veritas U.S. Inc. / Veritas Bermuda Ltd., senior note, 144A, 10.50%, 2/01/24	United States	404,000		(406,482)

	Specialty Retail (0.1)%

e	Dave & Buster’s Inc., senior secured note, 144A, 7.625%, 11/01/25	United States	394,000		(409,760)

i	Stonegate Pub Co. Financing 2019 PLC, senior secured note, Reg S, 8.25%, 7/31/25	United Kingdom	400,000	GBP	(548,244)

					(958,004)

	Textiles, Apparel & Luxury Goods (0.0)%†

e	Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	169,000		(181,886)

	Total Corporate Bonds and Notes (Proceeds $11,799,838)				(12,727,584)

	Foreign Government and Agency Securities (Proceeds $149,795) (0.0)%†
e,i	Government of Italy, senior bond, 144A, Reg S, 5.00%, 3/01/25	Italy	106,000	EUR	(154,020)

	U.S. Government and Agency Securities (0.4)%
	U.S. Treasury Bond,
	1.125%, 8/15/40	United States	240,000		(230,063)
	1.375%, 8/15/50	United States	1,158,000		(1,100,552)
	U.S. Treasury Note,
	0.625%, 5/15/30	United States	1,238,000		(1,216,335)
	0.625%, 8/15/30	United States	790,000		(774,200)
	0.875%, 11/15/30	United States	719,000		(720,741)

	Total U.S. Government and Agency Securities (Proceeds $4,055,848)				(4,041,891)

	Total Securities Sold Short (Proceeds $270,316,400)				$(301,991,375)

franklintempleton.com	Semiannual Report	57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security is held in connection with written option contracts open at period end.

cFair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.

dA portion or all of the security is on loan at November 30, 2020. See Note 1(j).

eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. At November 30, 2020, the net value of these securities was $209,829,051, representing 17.3% of net assets.

fA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At November 30, 2020, the aggregate value of these securities and/or cash pledged amounted to $270,590,207, representing 22.3% of net assets.

gSee Note 10 regarding restricted securities.

hContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

iSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the net value of these securities was $14,707,303, representing 1.2% of net assets.

jThe coupon rate shown represents the rate at period end.

kSecurities denominated in Argentine Peso have been designated as Level 3 investments. See Note 14 regarding fair value measurements.

lSee Note 1(g) regarding loan participation notes.

mIncome may be received in additional securities and/or cash.

nPerpetual security with no stated maturity date.

oA portion or all of the security purchased on a delayed delivery basis. See Note 1(d).

pSee Note 7 regarding defaulted securities.

qSee Note 1(l) regarding senior floating rate interests.

rSee Note 11 regarding unfunded loan commitments.

sThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

tAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

uInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.

vSee Note 1(h) regarding credit-linked notes.

wThe rate shown is the annualized seven-day effective yield at period end.

xA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

ySee Note 1(c) regarding joint repurchase agreement.

zThe security was issued on a discount basis with no stated coupon rate.

aaSee Note 1(j) regarding securities on loan.

bbSee Note 3(f) regarding investments in affiliated management investment companies.

ccSee Note 1(e) regarding written options.

ddSee Note 1(i) regarding securities sold short.

At November 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	8	$408,450	12/14/20	$48,462
Aluminum	Short	8	408,450	12/14/20	(44,515)
Aluminum	Long	14	716,100	3/15/21	21,019
Brent Crude Oil	Short	37	1,771,560	12/30/20	(130,726)
Cocoa	Long	3	74,310	3/16/21	287
Coffee	Short	10	462,375	3/19/21	(49,659)
Copper	Long	25	4,733,594	12/14/20	665,988
Copper	Short	25	4,733,594	12/14/20	(514,835)
Copper	Long	18	3,412,800	3/15/21	325,000
Copper	Short	1	189,600	3/15/21	1,497

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a] (continued)
Corn	Long	62	$1,320,600	3/12/21	$10,281
Cotton	Long	5	180,375	3/09/21	(2,519)
Gold 100 Oz	Long	3	534,270	2/24/21	(8,677)
Hard Red Winter Wheat	Long	24	656,400	3/12/21	(26,490)
Low Sulphur Gas Oil	Short	26	1,014,000	1/12/21	(70,015)
Natural Gas	Short	36	1,037,520	12/29/20	(291)
NY Harbor	Short	7	403,192	12/31/20	(35,312)
Silver	Long	3	338,895	3/29/21	(11,692)
Soybean Meal	Long	8	311,360	3/12/21	(1,982)
Soybeans	Long	37	2,163,575	3/12/21	214,711
Sugar	Long	39	633,797	2/26/21	40,804
Wheat	Long	21	614,250	3/12/21	(18,906)
Zinc	Long	19	1,319,407	12/14/20	148,155
Zinc	Short	19	1,319,407	12/14/20	(107,451)
Zinc	Long	16	1,117,680	3/15/21	80,679
Zinc	Short	1	69,855	3/15/21	1,117

					534,930

Equity Contracts
CAC 40 10 Euro Index	Long	7	459,998	12/18/20	2,074
CAC 40 10 Euro Index[a]	Short	15	985,710	12/18/20	790
DAX Index[a]	Short	2	795,152	12/18/20	(9,105)
DJ EURO STOXX 50 Index[a]	Short	605	25,294,633	12/18/20	(1,372,827)
DJIA Mini E-CBOT Index[a]	Long	30	4,444,350	12/18/20	263,921
E-Mini Russell 2000[a]	Long	48	4,368,240	12/18/20	215,836
E-Mini Russell 2000	Short	13	1,183,065	12/18/20	(93,508)
FTSE 100 Index[a]	Short	121	10,150,546	12/18/20	(220,492)
FTSE China A50 Index	Long	77	1,287,209	12/30/20	5,669
FTSE/JSE Top 40 Index	Short	19	643,457	12/17/20	(8,566)
FTSE/MIB Index	Short	3	394,624	12/18/20	(37,454)
Hang Seng Index	Long	4	682,024	12/30/20	(4,370)
Hang Seng Index[a]	Short	4	682,024	12/30/20	9,530
HSCEI Index	Long	8	545,887	12/30/20	(1,321)
Mini TOPIX Index	Long	44	739,866	12/10/20	50,903
MSCI Emerging Market Index	Long	79	4,749,085	12/18/20	414,009
NASDAQ 100 E-Mini Index[a]	Long	9	2,209,860	12/18/20	60,197
Nikkei 225 Index[a]	Long	25	6,336,207	12/10/20	634,131
S&P 500 E-Mini Index[a]	Long	43	7,789,880	12/18/20	322,362
S&P 500 E-Mini Index	Short	66	11,956,560	12/18/20	(588,520)
S&P/TSX 60 Index	Long	3	472,165	12/17/20	26,244
SPI 200 Futures	Short	6	718,889	12/17/20	(38,137)
STOXX 600 Banks Index	Short	106	688,476	12/18/20	(119,277)
TOPIX Index[a]	Long	15	2,522,270	12/10/20	173,627
TOPIX Index	Short	1	168,151	12/10/20	(3,339)

					(317,623)

Interest Rate Contracts
3 Month EURIBOR[a]	Long	322	96,552,372	12/13/21	40,341
90 Day Eurodollar[a]	Long	645	160,863,000	12/13/21	(8,889)
90 Day Sterling[a]	Long	381	63,494,709	12/15/21	52,129
Australian 10 Yr. Bond[a]	Long	22	2,402,653	12/15/20	8,736
Canadian 10 Yr. Bond[a]	Long	48	5,501,132	3/22/21	6,636
Euro-Bund[a]	Long	33	6,898,537	12/08/20	1,159
Euro-Bund	Short	33	6,898,536	12/08/20	8,153
Japan 10 Yr. Bond	Short	2	2,912,452	12/14/20	1,459
Long Gilt[a]	Long	49	8,765,911	3/29/21	5,997

franklintempleton.com	Semiannual Report	59

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts (continued)
Long Gilt	Short	3	$536,688	3/29/21	$(333)
U.S. Treasury 10 Yr. Note	Long	38	5,250,531	3/22/21	9,418
U.S. Treasury Long Bond[a]	Long	18	3,148,313	3/22/21	3,582
U.S. Treasury Long Bond	Short	2	349,813	3/22/21	(1,830)
U.S. Treasury Ultra Bond	Short	11	2,376,344	3/22/21	(411)

					126,147

Total Futures Contracts					$343,454

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

At November 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	2,280,860	$396,495	12/02/20	$29,245	$—
Brazilian Real	JPHQ	Sell	2,280,860	425,296	12/02/20	—	(444)
Canadian Dollar	GSCO	Buy	135,599	103,614	12/02/20	797	—
Canadian Dollar	MSCI	Buy	160,224	122,320	12/02/20	1,052	—
Canadian Dollar	SSBT	Buy	1,687,244	1,269,594	12/02/20	29,585	—
Japanese Yen	MSCI	Buy	183,122,641	1,749,757	12/10/20	6,348	(1,576)
Japanese Yen	SSBT	Buy	306,602,053	2,896,461	12/10/20	41,144	—
British Pound	MSCO	Sell	454,000	572,552	12/15/20	—	(32,886)
British Pound	MSCS	Sell	1,133,766	1,449,921	12/16/20	—	(62,060)
Euro	BNYM	Buy	204,880	239,109	12/16/20	5,431	—
Euro	BNYM	Sell	2,874,448	3,413,735	12/16/20	—	(17,140)
Euro	MSCS	Sell	665,705	792,523	12/16/20	—	(2,047)
Euro	MSCS	Buy	270,000	320,415	12/16/20	1,851	—
Euro	MSCS	Sell	270,000	321,414	12/16/20	—	(852)
Indonesian Rupiah	JPHQ	Buy	25,193,915,753	1,784,524	12/16/20	—	(3,365)
Indonesian Rupiah	JPHQ	Sell	74,305,619,465	5,000,082	12/16/20	481	(253,658)
Russian Ruble	JPHQ	Buy	214,252,620	2,722,231	12/16/20	78,762	—
Russian Ruble	JPHQ	Sell	779,253,030	10,108,614	12/16/20	—	(78,808)
Swiss Franc	BNYM	Buy	245,781	271,552	12/16/20	—	(888)
Swiss Franc	BNYM	Sell	245,781	271,808	12/16/20	1,144	—
Turkish Lira	JPHQ	Buy	6,751,852	864,503	12/16/20	—	(6,600)
Australian Dollar	GSCO	Sell	176,733	129,398	12/17/20	—	(360)
Australian Dollar	SSBT	Sell	1,820,039	1,327,383	12/17/20	—	(8,901)
Australian Dollar	UBSW	Sell	260,878	190,255	12/17/20	—	(1,283)
New Zealand Dollar	UBSW	Buy	123,215	85,066	12/17/20	1,336	—
New Zealand Dollar	UBSW	Sell	1,496,079	1,018,897	12/17/20	—	(30,197)
South African Rand	JPHQ	Buy	44,800,283	2,709,665	12/17/20	176,123	—
South African Rand	JPHQ	Sell	15,409,951	954,147	12/17/20	—	(38,477)
Australian Dollar[b]	MSCO	Buy	19,088,000	13,795,843	12/18/20	218,864	—
Australian Dollar[b]	MSCO	Sell	9,490,000	6,789,899	12/18/20	1,785	(179,591)
British Pound	BNYM	Buy	217,575	289,880	12/18/20	288	—
British Pound	BNYM	Sell	1,811,651	2,399,561	12/18/20	—	(16,541)
British Pound	BZWS	Buy	1,144,000	1,495,867	12/18/20	29,958	(129)
British Pound	BZWS	Sell	1,644,000	2,155,475	12/18/20	47	(37,089)
British Pound[b]	MSCO	Buy	12,770,000	16,709,906	12/18/20	324,575	(3,814)
British Pound[b]	MSCO	Sell	6,523,000	8,460,348	12/18/20	97	(239,123)
Canadian Dollar[b]	MSCO	Buy	6,136,000	4,660,482	12/18/20	65,051	—

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Canadian Dollar[b]	MSCO	Sell	8,562,000	$6,484,268	12/18/20	$—	$(109,610)
Euro	BNYM	Buy	387,330	461,871	12/18/20	473	—
Euro	BNYM	Sell	20,386,650	24,121,485	12/18/20	—	(213,411)
Euro	BZWS	Buy	10,764,000	12,647,872	12/18/20	200,797	(27)
Euro	BZWS	Sell	13,989,000	16,555,943	12/18/20	86	(142,365)
Euro[b]	MSCO	Buy	17,241,000	20,387,804	12/18/20	196,024	(3,794)
Euro[b]	MSCO	Sell	11,974,000	14,114,967	12/18/20	—	(178,019)
Hong Kong Dollar	BNYM	Buy	260,550	33,619	12/18/20	—	(3)
Hong Kong Dollar	BNYM	Sell	25,617,325	3,304,546	12/18/20	—	(580)
Japanese Yen[b]	MSCO	Buy	2,973,008,000	28,375,242	12/18/20	138,287	(22,410)
Japanese Yen[b]	MSCO	Sell	1,701,268,000	16,209,399	12/18/20	3,166	(97,466)
Mexican Peso[b]	MSCO	Buy	74,808,000	3,487,098	12/18/20	209,384	(2,413)
Mexican Peso[b]	MSCO	Sell	36,071,000	1,672,039	12/18/20	—	(109,174)
New Zealand Dollar[b]	MSCO	Buy	8,664,000	5,867,995	12/18/20	207,472	(2)
New Zealand Dollar[b]	MSCO	Sell	3,842,000	2,566,323	12/18/20	—	(127,804)
Norwegian Krone	BZWS	Buy	867,000	97,671	12/18/20	—	(197)
Norwegian Krone	BZWS	Sell	867,000	97,993	12/18/20	519	—
Swiss Franc	BNYM	Sell	6,864,870	7,521,249	12/18/20	—	(39,334)
Swiss Franc	BZWS	Sell	6,780,000	7,471,727	12/18/20	11,873	(7,258)
Swiss Franc[b]	MSCO	Buy	10,572,000	11,598,011	12/18/20	51,499	(6,103)
Swiss Franc[b]	MSCO	Sell	7,859,000	8,615,267	12/18/20	1,570	(41,764)
Australian Dollar	BNYM	Buy	500,000	353,654	12/23/20	13,477	—
British Pound	BNYM	Sell	189,000	242,635	12/23/20	—	(9,450)
Canadian Dollar	BNYM	Sell	3,956,000	2,998,370	12/23/20	—	(48,419)
Euro	BNYM	Sell	1,150,000	1,356,720	12/23/20	—	(16,261)
Euro	MSCS	Sell	90,000	105,257	12/31/20	—	(2,225)
Euro	HSBC	Buy	567,000	662,190	1/04/21	15,004	—
Euro	HSBC	Sell	675,000	791,242	1/04/21	—	(14,942)
Colombian Peso	MSCS	Buy	355,143,000	92,969	1/08/21	5,612	—
Colombian Peso	MSCS	Sell	780,000,000	202,135	1/08/21	—	(14,377)
Euro	UBSW	Buy	4,732,994	5,597,712	1/13/21	56,235	—
Canadian Dollar	BOFA	Sell	145,000	110,710	1/25/21	—	(980)
Euro	BOFA	Sell	340,000	404,757	1/25/21	—	(1,507)
Euro	BZWS	Sell	115,000	136,932	1/25/21	—	(481)
British Pound	DBAB	Sell	166,000	215,488	1/29/21	—	(5,984)
British Pound	JPHQ	Sell	720,000	926,274	1/29/21	—	(34,328)
Euro	JPHQ	Buy	590,000	698,443	1/29/21	6,607	—
Euro	JPHQ	Sell	2,000,000	2,342,560	1/29/21	—	(47,440)
Canadian Dollar	SSBT	Buy	1,983,067	1,527,105	2/01/21	433	—
Japanese Yen	MSCI	Buy	34,236,741	330,137	2/10/21	—	(1,766)
Japanese Yen	SSBT	Buy	111,751,674	1,078,212	2/10/21	1,319	(7,700)
Euro	BZWS	Buy	151,470	179,851	2/16/21	1,222	—
Euro	GSCO	Buy	4,000,000	4,727,912	2/16/21	53,837	—
Euro	HSBC	Sell	125,000	147,924	2/16/21	—	(1,506)
Euro	JPHQ	Buy	35,939	42,657	2/16/21	306	—

Total Forward Exchange Contracts						$2,189,166	$(2,324,929)

Net unrealized appreciation (depreciation)							$(135,763)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

franklintempleton.com	Semiannual Report	61

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2020, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Malaysia	(1.00)%	Quarterly		12/20/24	1,796,000	$(53,166)	$(47,585)	$(5,581)
Government of Mexico	(1.00)%	Quarterly		12/20/23	61,000	(1,038)	(945)	(93)
Government of Mexico	(1.00)%	Quarterly		6/20/23	1,763,000	(27,738)	(441)	(27,297)
Government of Mexico	(1.00)%	Quarterly		12/20/23	4,066,000	(69,189)	(11,463)	(57,726)
Government of South Africa	(1.00)%	Quarterly		12/20/24	4,478,000	171,841	132,619	39,222
Government of South Africa	(1.00)%	Quarterly		12/20/24	3,065,000	117,618	90,737	26,881
Government of South Africa	(1.00)%	Quarterly		12/20/24	748,000	28,704	70,156	(41,452)
Government of Turkey	(1.00)%	Quarterly		6/20/25	909,000	103,186	206,196	(103,010)
Government of Turkey	(1.00)%	Quarterly		6/20/24	141,000	11,900	14,153	(2,253)
L Brands Inc.	(1.00)%	Quarterly		12/20/20	385,000	(80)	9,625	(9,705)
Simon Property Group LP	(1.00)%	Quarterly		6/20/25	270,000	(603)	23,201	(23,804)
Traded Index
CDX.NA.IG.34	(1.00)%	Quarterly		6/20/25	854,000	(13,951)	3,466	(17,417)
Contracts to Sell Protection[c,d]
Single Name
Government of South Africa	1.00%	Quarterly		12/20/24	2,847,000	(109,252)	(221,735)	112,483	BB-
Government of South Africa	1.00%	Quarterly		12/20/24	874,000	(33,539)	(25,494)	(8,045)	BB-
Government of Turkey	1.00%	Quarterly		12/20/22	826,000	(36,293)	(37,352)	1,059	B+
Traded Index
CDX.NA.HY.35	5.00%	Quarterly		12/20/25	8,030,000	718,231	366,251	351,980	Non- Investment Grade

Total Centrally Cleared Swap Contracts						$806,631	$571,389	$235,242

OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name			Counterparty
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/21	73,000	8,198	11,074	(2,876)
American Airlines Inc.	(5.00)%	Quarterly	CITI	12/20/21	44,000	4,941	5,632	(691)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/21	73,000	8,198	12,377	(4,179)
American Airlines Inc.	(5.00)%	Quarterly	JPHQ	12/20/21	29,000	3,257	3,865	(608)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/23	41,000	3,498	9,343	(5,845)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/23	41,000	3,498	9,534	(6,036)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/23	20,000	1,707	4,639	(2,932)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/25	15,000		$2,334	$4,077	$(1,743)
Carnival Corp.	(1.00)%	Quarterly	FBCO	6/20/23	20,000		1,707	4,577	(2,870)
Carnival Corp.	(1.00)%	Quarterly	GSCO	12/20/20	16,000		(23)	152	(175)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/23	41,000		3,498	8,925	(5,427)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/23	41,000		3,498	9,384	(5,886)
Carnival Corp.	(1.00)%	Quarterly	JPHQ	12/20/20	13,000		(19)	66	(85)
Dell Technologies Inc.	(1.00)%	Quarterly	BNPP	12/20/25	29,000		1,104	2,024	(920)
Dell Technologies Inc.	(1.00)%	Quarterly	BNPP	12/20/25	316,000		12,025	16,838	(4,813)
Dell Technologies Inc.	(1.00)%	Quarterly	CITI	12/20/25	37,000		1,408	2,134	(726)
Dell Technologies Inc.	(1.00)%	Quarterly	CITI	12/20/25	59,000		2,245	3,913	(1,668)
Dell Technologies Inc.	(1.00)%	Quarterly	JPHQ	12/20/25	190,000		7,230	8,867	(1,637)
Diamond Sports Group LLC	(5.00)%	Quarterly	BZWS	12/20/25	31,000		10,501	15,955	(5,454)
Diamond Sports Group LLC	(5.00)%	Quarterly	BZWS	12/20/25	44,000		14,904	22,670	(7,766)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	6/20/25	31,000		10,104	16,870	(6,766)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	17,000		5,758	7,705	(1,947)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	17,000		5,758	7,705	(1,947)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	17,000		5,758	7,709	(1,951)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	29,000		9,823	10,924	(1,101)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	33,000		11,178	14,313	(3,135)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000		(1,732)	(518)	(1,214)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000		(1,732)	(483)	(1,249)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000		(1,732)	(345)	(1,387)
Dow Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	625,000		(13,875)	(7,804)	(6,071)
Dow Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	39,000		(866)	(172)	(694)
GE Capital Funding LLC	(1.00)%	Quarterly	GSCO	12/20/25	147,000		329	5,196	(4,867)
GE Capital Funding LLC	(1.00)%	Quarterly	GSCO	12/20/25	221,000		494	8,814	(8,320)
GE Capital Funding LLC	(1.00)%	Quarterly	JPHQ	12/20/25	148,000		331	4,893	(4,562)
GE Capital Funding LLC	(1.00)%	Quarterly	JPHQ	12/20/25	221,000		494	9,113	(8,619)
Government of Brazil	(1.00)%	Quarterly	BZWS	6/20/25	201,000		4,355	21,324	(16,969)
Government of China	(1.00)%	Quarterly	BZWS	12/20/25	1,510,000		(12,182)	22,837	(35,019)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	132,000		(1,101)	2,208	(3,309)
Government of Italy	(1.00)%	Quarterly	JPHQ	6/20/24	218,000		(1,818)	1,697	(3,515)
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/24	21,000	EUR	1,574	1,610	(36)
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/24	30,000	EUR	2,248	1,844	404
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/24	35,000	EUR	2,623	2,152	471
HeidelbergCement AG	(5.00)%	Quarterly	JPHQ	12/20/25	165,000	EUR	(43,955)	(41,342)	(2,613)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/24	121,000		17,213	21,307	(4,094)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/24	121,000		17,213	22,298	(5,085)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/24	360,000		51,211	83,475	(32,264)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/25	21,000		3,348	8,253	(4,905)

franklintempleton.com	Semiannual Report	63

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	4,000		$638	$1,788	$(1,150)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	4,000		638	2,252	(1,614)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	MSCS	6/20/25	6,000		957	3,391	(2,434)
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/24	122,000		(1,310)	—	(1,310)
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/25	121,000		(257)	1,818	(2,075)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	12/20/25	899,000		40,099	82,283	(42,184)
Kohl’s Corp.	(1.00)%	Quarterly	MSCS	12/20/25	455,000		20,295	42,215	(21,920)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/24	540,000	EUR	(5,152)	1,891	(7,043)
MBIA Inc.	(5.00)%	Quarterly	BZWS	6/20/22	24,000		(717)	(440)	(277)
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/21	340,000		(7,974)	(8,560)	586
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/22	40,000		(1,196)	(2,034)	838
MBIA Inc.	(5.00)%	Quarterly	CITI	12/20/24	112,000		(2,951)	(15,968)	13,017
MBIA Inc.	(5.00)%	Quarterly	GSCO	6/20/22	25,000		(747)	(1,006)	259
MBIA Inc.	(5.00)%	Quarterly	GSCO	12/20/24	244,000		(6,429)	(32,729)	26,300
Simon Property Group LP	(1.00)%	Quarterly	BZWS	12/20/25	625,000		183	11,966	(11,783)
Simon Property Group LP	(1.00)%	Quarterly	JPHQ	12/20/25	291,000		85	6,254	(6,169)
Simon Property Group LP	(1.00)%	Quarterly	MSCS	12/20/25	531,000		155	11,412	(11,257)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	113,000	EUR	195	7,232	(7,037)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	186,000	EUR	321	11,650	(11,329)
Stena AB	(5.00)%	Quarterly	GSCO	12/20/25	75,000	EUR	2,159	5,953	(3,794)
Telecom Italia SpA	(1.00)%	Quarterly	BZWS	12/20/25	238,000	EUR	11,117	10,747	370
Transocean Inc.	(5.00)%	Quarterly	BZWS	12/20/25	75,000		52,385	63,155	(10,770)
Transocean Inc.	(5.00)%	Quarterly	FBCO	12/20/24	281,000		192,494	146,732	45,762
Transocean Inc.	(5.00)%	Quarterly	FBCO	6/20/25	52,000		35,985	30,180	5,805
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	84,000		57,543	3,087	54,456
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	125,000		85,629	8,879	76,750
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	185,000		126,731	22,668	104,063
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/25	504,000		352,029	398,589	(46,560)
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	100,000		68,503	49,404	19,099
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	434,000		297,304	58,992	238,312
Transocean Inc.	(1.00)%	Quarterly	JPHQ	12/20/25	52,000		40,383	41,697	(1,314)
Transocean Inc.	(1.00)%	Quarterly	MSCS	12/20/25	90,000		69,894	68,123	1,771
Transocean Inc.	(1.00)%	Quarterly	MSCS	12/20/25	180,000		139,788	144,985	(5,197)
Transocean Inc.	(1.00)%	Quarterly	MSCS	12/20/25	270,000		209,682	216,198	(6,516)
Transocean Inc.	(1.00)%	Quarterly	MSCS	12/20/25	270,000		209,682	216,503	(6,821)
Unisys Corp.	(5.00)%	Quarterly	GSCO	12/20/25	44,000		(5,694)	(6,272)	578
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	16,000		431	4,600	(4,169)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	42,000		1,132	8,768	(7,636)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	42,000		1,132	9,710	(8,578)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	68,000		1,832	16,908	(15,076)
US Steel Corp.	(5.00)%	Quarterly	MSCS	6/20/25	41,000		1,105	9,868	(8,763)
Contracts to Sell Protection[c,d]
Single Name
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	180,000		(136,356)	(125,375)	(10,981)	CCC-
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	73,000		(55,300)	(51,936)	(3,364)	CCC-
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	37,000		(28,029)	(27,068)	(961)	CCC-
Transocean Inc.	1.00%	Quarterly	JPHQ	6/20/25	52,000		(39,907)	(40,635)	728	CCC-

64	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Sell Protection[c,d] (continued)
Single Name (continued)
Transocean Inc.	1.00%	Quarterly	MSCS	12/20/24	270,000	$(204,533)	$(199,547)	$(4,986)	CCC-
Transocean Inc.	1.00%	Quarterly	MSCS	12/20/24	180,000	(136,356)	(133,032)	(3,324)	CCC-
Transocean Inc.	1.00%	Quarterly	MSCS	12/20/24	90,000	(68,178)	(62,608)	(5,570)	CCC-
Transocean Inc.	1.00%	Quarterly	MSCS	12/20/24	270,000	(204,533)	(203,382)	(1,151)	CCC-

Total OTC Swap Contracts						$1,279,415	$1,196,935	$82,480

Total Credit Default Swap Contracts						$2,086,046	$1,768,324	$317,722

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

At November 30, 2020, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 4.48% Pay Floating Banxico Mexico 1 Month rate	Monthly	12/14/22	46,963,026	MXN	$1,796
Receive Fixed 4.08% Pay Floating BZDIOVRA Index	Annually	1/02/23	7,426,995	BRL	(14,869)
Receive Fixed 4.54% Pay Floating BZDIOVRA Index	Annually	1/02/23	9,992,500	BRL	(6,773)
Receive Fixed 5.07% Pay Floating Banxico Mexico 1 Month rate	Monthly	12/10/25	38,840,816	MXN	10,375
Receive Fixed 2.78% Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	12/16/25	18,258,030	CNY	(2,090)
Receive Fixed 5.81% Pay Floating Banxico Mexico 1 Month rate	Monthly	12/04/30	45,551,983	MXN	45,208
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 1.12%	Semi-Annually	12/16/30	3,096,085	PLN	2,201
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 1.15%	Semi-Annually	12/16/30	3,362,125	PLN	(206)
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 1.18%	Semi-Annually	3/17/31	3,182,079	PLN	1,103
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 1.21%	Semi-Annually	3/17/31	3,183,559	PLN	(1,758)

Total Interest Rate Swap Contracts					$34,987

franklintempleton.com	Semiannual Report	65

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2020, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Commodity Contracts – Long[a]
Bloomberg Commodity Index[b]	1-Month BCOM + 0.15%	Monthly	MSCS	8/20/21	569,432		$1,736

Equity Contracts – Long[a]
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	11/01/21	430		151
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/02/21	4,907		1,538
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/03/21	2,468		673
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/04/21	1,243		310
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	11/08/21	974		241
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/09/21	41		10
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/10/21	27		7
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/24/21	903		30
Amundi SA	1-Day EONIA + 0.40%	Monthly	MSCS	3/14/25	266,038	EUR	125,770
Anima Holding SpA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	873,066	EUR	23,858
Barclays PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	617,456	GBP	790
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	1,067,115	EUR	469,003
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	GSCO	12/21/20	156,093	EUR	3,519
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	758,186	EUR	207,919
China Jushi Co. Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	9/28/22	795,680		(49,292)
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	3/04/21	27,591		10,544
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/01/21	3,351		1,143
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/28/21	7,393		3,319
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/29/21	9,932		3,333
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/29/21	9,918		4,246
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/03/21	15,061		6,418
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/04/21	6,489		3,348
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/04/21	9,554		4,476
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/05/21	3,655		1,853
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/06/21	8,218		3,729
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/07/21	1,807		878
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/10/21	3,024		1,360
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/11/21	5,404		2,269
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/18/21	9,318		4,138
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/19/21	6,999		2,757
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/20/21	19,267		7,644
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/21/21	19,120		7,791
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/24/21	2,396		948
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/27/21	3,220		1,219
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/31/21	9,835		3,429
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	7/06/21	39,797		23,324
Croda International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	800,665	GBP	(113,077)
Danone SA	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/20	1,875,612	EUR	(8,127)
Danone SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	3,053,835	EUR	31,976
Electricite de France SA	1-Day EONIA + 0.40%	Monthly	MSCS	9/23/22	2,576,955	EUR	316,003
Elisa OYJ	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/20	213,805	EUR	11,114
Elisa OYJ	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	282,271	EUR	81,728
Energy Transfer Operating LP	1-Month LIBOR + 0.90%	Monthly	GSCO	11/05/21	107,568		14,870
Energy Transfer Operating LP	1-Month LIBOR + 0.40%	Monthly	BOFA	11/09/21	86,050		9,130
Energy Transfer Operating LP	1-Month LIBOR + 0.65%	Monthly	GSCO	11/29/21	161,848		8,318
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCS	9/23/22	2,977,528	EUR	(5,641)
Enterprise Products Partners LP	1-Month LIBOR + 0.90%	Monthly	GSCO	11/16/21	124,171		9,927
Ferguson PLC	1-Day EONIA + 0.65%	Monthly	MSCO	9/23/22	825,839		127,855
Fiat Chrysler Automobiles NV	1-Month LIBOR + 0.08%	Monthly	BZWS	3/08/21	7,789,912	EUR	(15,584)
Fiat Chrysler Automobiles NV	1-Day EONIA + 0.65%	Monthly	MSCO	9/06/21	1,906,397	EUR	696,740

66	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Frasers Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	669,068	GBP	$(72,853)
G4S PLC	1-Day SONIA + 0.65%	Monthly	GSCO	2/08/21	1,233,160	GBP	81,199
G4S PLC	1-Month LIBOR + 0.40%	Monthly	BZWS	10/14/21	3,437,697	GBP	(194,653)
GrandVision NV	1-Month LIBOR + 0.05%	Monthly	BZWS	5/11/21	4,847,131	EUR	(55,156)
GrandVision NV	1-Day EONIA + 0.65%	Monthly	MSCS	9/06/21	1,486,180	EUR	(3,526)
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	1,678,909	EUR	41,328
Hermes International	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/20	346,528	EUR	(7,713)
Hikma Pharmaceuticals PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	116,049	GBP	7,101
HP Inc.	1-Month LIBOR + 0.52%	Monthly	BZWS	5/26/21	1,141,225		(16,428)
Iliad SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	120,001	EUR	77,137
ITV PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	1,019,846	GBP	85,412
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/20	771,693	EUR	(8,977)
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	1,035,973	EUR	569,866
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA + 0.40%	Monthly	MSCS	3/14/25	264,546	EUR	171,754
Maxim Integrated Products Inc.	1-Day FEDEF + 0.40%	Monthly	MSCO	2/04/21	990,723		28,926
McKesson Europe AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/04/20	3,563,710	EUR	(67,257)
Rolls-Royce Holdings PLC	1-Day SONIA + 0.40%	Monthly	MSCS	9/26/22	804,505	GBP	(30,826)
RSA Insurance Group PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/21	480,681	GBP	(1,084)
RSA Insurance Group PLC	1-Month LIBOR + 0.40%	Monthly	BZWS	9/07/21	5,351,198	GBP	46,179
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	622,458	EUR	(3,337)
Smith & Nephew PLC	1-Month LIBOR + 0.40%	Monthly	MSCO	4/16/21	2,063,862	GBP	(122,604)
Smiths Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	865,232	GBP	(62,354)
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	673,759	EUR	72,618
Stroeer SE & Co. KGaA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	1,380,540	EUR	187,160
Suez SA	1-Month EURIBOR + 0.40%	Monthly	BZWS	9/02/21	1,497,658	EUR	(7,161)
Suez SA	1-Day EONIA + 0.65%	Monthly	MSCO	9/06/21	679,040	EUR	(2,789)
Sun Art Retail Group Ltd.	1-Month HIBOR + 0.55%	Monthly	MSCO	11/24/21	1,430,291	HKD	(396)
Taubman Centers Inc.	1-Month LIBOR + 0.35%	Monthly	BZWS	6/15/21	661,780		(782)
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/08/21	1,399,952	GBP	99,100
William Hill PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/21	459,219	GBP	(14,609)
William Hill PLC	1-Month LIBOR + 0.40%	Monthly	BZWS	9/28/21	4,361,794	GBP	4,269

							2,847,469

Equity Contracts – Short[c]
Advanced Emissions Solutions Inc.	1-Month LIBOR - 0.40%	Monthly	MSCS	11/10/21	80,085		(7,398)
AGL Energy Ltd.	1-Day RBACR - 0.50%	Monthly	MSCS	9/26/22	1,562,344	AUD	(36,119)
Analog Devices Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	11/20/21	1,047,065		(28,858)
Avis Budget Group Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	130,974		(38,018)
Carnival Corp.	1-Month LIBOR - 0.40%	Monthly	MSCS	11/09/21	10,442		(4,645)
Carnival Corp.	1-Month LIBOR - 0.40%	Monthly	MSCS	9/20/22	230,646		(98,470)
Colruyt SA	1-Day EONIA - 0.40%	Monthly	MSCS	3/14/25	1,373,519	EUR	(361,956)
Danone SA	1-Day EONIA - 0.40%	Monthly	MSCS	9/23/22	983,087	EUR	20,167
DJ EURO STOXX 50 Index	1-Day EONIA - 0.45%	Monthly	MSCO	3/22/22	307,887	EUR	(157,663)
Elisa OYJ	1-Day EONIA - 0.40%	Monthly	MSCS	3/14/25	333,205	EUR	(2,664)
Hannover Rueck SE	1-Day EONIA - 0.35%	Monthly	MSCS	3/14/25	466,090	EUR	(108,779)
Hennes & Mauritz AB	1-Week STIBOR - 0.40%	Monthly	MSCS	3/14/25	4,638,427	SEK	(189,593)
iShares Russell Mid-Cap Growth ETF	1-Month LIBOR	Monthly	BOFA	10/04/21	4,168,972		—
JD Sports Fashion PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/21	161,019	GBP	5,678
L’Oreal SA	1-Day EONIA - 0.35%	Monthly	MSCS	3/14/25	455,260	EUR	(217,436)
Marks & Spencer Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/21	153,226	GBP	(9,016)
Morgan Stanley MSPSCCK2 Index	1-Day FEDEF - 0.32%	Monthly	MSCO	9/21/22	1,534,874		(9,879)
Morgan Stanley MSPSDARH Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	359,690		(47,547)
Morgan Stanley MSPSFERL Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/22/20	279,045		(19,539)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[c] (continued)
Morgan Stanley MSPSPRMW Index	1-Day FEDEF - 0.55%	Monthly	MSCO	9/21/22	606,436		$(19,980)
Morgan Stanley MSPSVOD Index	1-Day FEDEF - 0.39%	Monthly	MSCO	9/22/20	799,023		4,868
Morgan Stanley MSPSXLU Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/22/20	763,833		(4,820)
Morgan Stanley MSPSXPOH Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	836,313		(31,667)
MSCI World Utilities Sector Gross Index	1-Day FEDEF - 0.55%	Monthly	MSCS	9/28/22	6,117,282		104,404
Nestle SA	1-Day SARON - 0.40%	Monthly	MSCS	3/14/25	718,967	CHF	(97,023)
Next PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/21	487,725	GBP	19,731
Nike Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	3/15/21	855,657		(46,953)
Peugeot SA	1-Month LIBOR - 0.76%	Monthly	BZWS	3/08/21	6,753,681	EUR	(172)
Peugeot SA	1-Day EONIA - 0.40%	Monthly	MSCO	9/06/21	1,624,776	EUR	(644,498)
Severn Trent PLC	1-Day SONIA - 0.35%	Monthly	MSCS	9/26/22	896,010	GBP	43,241
Swisscom AG	1-Day SARON - 0.35%	Monthly	MSCS	3/14/25	639,878	CHF	(15,827)
United Utilities Group PLC	1-Day SONIA - 0.35%	Monthly	MSCS	9/26/22	933,035	GBP	20,786
Valmet OYJ	1-Month EONIA - 0.30%	Monthly	BZWS	3/08/21	70,978	EUR	1,527

							(1,978,118)

Interest Rate Contracts – Long[a]
Government of Egypt	1-Day FEDEF	Monthly	CITI	1/12/21	440,533		7,492
Government of Indonesia	3-Month LIBOR + 1.00%	Monthly	BOFA	5/18/21	2,047,666		246,857
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	1,044,850		81,512

							335,861

Total - Total Return Swap Contracts							$1,206,948

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

cThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

See Note 12 regarding other derivative information.

See Abbreviations on page 90.

68	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities

November 30, 2020 (unaudited)

Franklin K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$964,131,909
Cost – Non-controlled affiliates (Note 3f)	4,072,000
Cost – Unaffiliated repurchase agreements	9,258,950

Value – Unaffiliated issuers†	$1,161,623,708
Value – Non-controlled affiliates (Note 3f)	4,072,000
Value – Unaffiliated repurchase agreements	9,258,950
Cash	79,825,400
Restricted cash for OTC derivatives (Note 1f)	980,000
Foreign currency, at value (cost $8,065,866)	8,290,206
Receivables:
Investment securities sold	12,364,581
Capital shares sold	17,588,879
Dividends and interest	3,433,096
Deposits with brokers for:
Exchange traded options written	21,527
Securities sold short	214,700,632
OTC derivative contracts	21,617,326
Futures contracts	10,251,801
Centrally cleared swap contracts	1,806,997
Due from brokers	13,718,806
Variation margin on futures contracts	34,081
OTC swap contracts (upfront payments $2,345,735)	2,158,191
Unrealized appreciation on OTC forward exchange contracts	2,189,166
Unrealized appreciation on OTC swap contracts	4,859,263
Unrealized appreciation on unfunded loan commitments (Note 11)	57,277
Other assets	7,300

Total assets	1,568,859,187

Liabilities:
Payables:
Investment securities purchased	13,059,307
Capital shares redeemed	17,157,656
Management fees	1,671,112
Distribution fees	36,554
Transfer agent fees	224,334
Variation margin on centrally cleared swap contracts	3,500
Deposits from brokers for:
OTC derivative contracts	980,000
Due to brokers	7,659,138
OTC swap contracts (upfront receipts $1,047,137)	961,256
Options written, at value (premiums received $310,563)	146,368
Securities sold short, at value (proceeds $270,316,400)	301,991,375
Payable upon return of securities loaned (Note 1j)	4,955,520
Unrealized depreciation on OTC forward exchange contracts	2,324,929
Unrealized depreciation on OTC swap contracts	3,569,835
Accrued expenses and other liabilities	334,963

Total liabilities	355,075,847

Net assets, at value	$1,213,783,340

Net assets consist of:
Paid-in capital	$1,070,275,861
Total distributable earnings (loss)	143,507,479

Net assets, at value	$1,213,783,340

†Includes securities loaned	$11,768,681

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2020 (unaudited)

Franklin K2 Alternative Strategies Fund

Class A:
Net assets, at value	$95,097,091

Shares outstanding	7,883,392

Net asset value per share[a]	$12.06

Maximum offering price per share (net asset value per share ÷ 94.50%)	$12.76

Class C:
Net assets, at value	$33,085,817

Shares outstanding	2,812,507

Net asset value and maximum offering price per share[a]	$11.76

Class R:
Net assets, at value	$805,972

Shares outstanding	66,829

Net asset value and maximum offering price per share	$12.06

Class R6:
Net assets, at value	$28,333,099

Shares outstanding	2,330,987

Net asset value and maximum offering price per share	$12.15

Advisor Class:
Net assets, at value	$1,056,461,361

Shares outstanding	87,095,715

Net asset value and maximum offering price per share	$12.13

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

70	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations

for the six months ended November 30, 2020 (unaudited)

Franklin K2 Alternative Strategies Fund

Investment income:
Dividends:
Unaffiliated issuers	$1,785,388
Interest: (net of foreign taxes)~
Unaffiliated issuers	9,554,924
Income from securities loaned:
Unaffiliated entities (net of fees and rebates)	161,123

Total investment income	11,501,435

Expenses:
Management fees (Note 3a)	11,093,929
Distribution fees: (Note 3c)
Class A	114,675
Class C	161,394
Class R	2,118
Transfer agent fees: (Note 3e)
Class A	48,825
Class C	18,189
Class R	466
Class R6	3,874
Advisor Class	538,568
Custodian fees (Note 4) .	135,491
Reports to shareholders	55,281
Registration and filing fees	67,721
Professional fees	315,963
Trustees’ fees and expenses	188,001
Dividends and interest on securities sold short	1,203,879
Security borrowing fees	1,261,576
Other	79,197

Total expenses	15,289,147
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,125,217)

Net expenses	14,163,930

Net investment income (loss)	(2,662,495)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	77,371,886
Written options	705,744
Foreign currency transactions	313,370
Forward exchange contracts	(934,422)
Futures contracts	(18,145,068)
Securities sold short	(46,776,532)
Swap contracts	15,647,015

Net realized gain (loss)	28,181,993

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	76,867,655
Translation of other assets and liabilities denominated in foreign currencies	92,680
Forward exchange contracts	(542,949)
Written options	757,295
Futures contracts	7,682,854
Securities sold short	(16,969,473)
Swap contracts	(3,701,946)

Net change in unrealized appreciation (depreciation)	64,186,116

Net realized and unrealized gain (loss)	92,368,109

Net increase (decrease) in net assets resulting from operations	$89,705,614

~ Foreign taxes withheld on interest	$1,717

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	71

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin K2 Alternative Strategies Fund

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(2,662,495)	$(583,298)
Net realized gain (loss)	28,181,993	450,460
Net change in unrealized appreciation (depreciation)	64,186,116	(2,651,894)

Net increase (decrease) in net assets resulting from operations	89,705,614	(2,784,732)

Distributions to shareholders:
Class A	—	(679,196)
Class C	—	(21,557)
Class R	—	(3,120)
Class R6	—	(410,046)
Advisor Class	—	(9,695,842)

Total distributions to shareholders	—	(10,809,761)

Capital share transactions: (Note 2)
Class A	(2,095,963)	(13,345,502)
Class C	(5,425,607)	(8,451,161)
Class R	(141,529)	55,826
Class R6	11,062,535	(27,551,565)
Advisor Class	915,005	(56,636,996)

Total capital share transactions	4,314,441	(105,929,398)

Net increase (decrease) in net assets	94,020,055	(119,523,891)
Net assets:
Beginning of period	1,119,763,285	1,239,287,176

End of period	$1,213,783,340	$1,119,763,285

72	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements

Franklin K2 Alternative Strategies Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Alternative Strategies Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply

74	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Consolidated Statement of Investments, had been entered into on November 30, 2020.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change

franklintempleton.com	Semiannual Report	75

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

e. Derivative Financial Instruments (continued)

in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price, commodity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

76	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

See Note 12 regarding other derivative information.

f. Restricted Cash

At November 30, 2020, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/counterparty broker and is reflected in the Consolidated Statement of Assets and Liabilities.

g. Loan Participation Notes

The Fund invests in loan participation notes (Participations). Participations are loans originally issued to a borrower by one or more financial institutions (the Lender) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

h. Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

i. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

j. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives collateral in the form of cash and/or U.S. Government and Agency Securities against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. Additionally, the Fund received $7,008,140 in U.S. Government and Agency Securities as collateral. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third party vendor, is reported separately in the Consolidated Statement of Operations. The Fund bears the market risk with respect to any cash collateral investment, securities loaned, and the risk that the agent may default on its obligation to the Fund. If the borrower defaults on its obligations to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

k. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2020, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At November 30, 2020, the net assets of the K2 Subsidiary were $20,788,355 representing 1.7% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

l. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

m. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2020, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

n. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

o. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

p. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2020		Year Ended May 31, 2020

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	879,946	$10,190,305	1,834,464	$20,825,586
Shares issued in reinvestment of distributions	—	—	55,183	634,600
Shares redeemed	(1,061,166)	(12,286,268)	(3,087,523)	(34,805,688)

Net increase (decrease)	(181,220)	$(2,095,963)	(1,197,876)	$(13,345,502)

Class C Shares:
Shares sold	159,923	$1,801,081	436,592	$4,835,910
Shares issued in reinvestment of distributions	—	—	1,688	19,060
Shares redeemed[a]	(640,373)	(7,226,688)	(1,207,657)	(13,306,131)

Net increase (decrease)	(480,450)	$(5,425,607)	(769,377)	$(8,451,161)

Class R Shares:
Shares sold	5,371	$61,413	20,353	$232,838
Shares issued in reinvestment of distributions	—	—	271	3,120
Shares redeemed	(17,457)	(202,942)	(16,509)	(180,132)

Net increase (decrease)	(12,086)	$(141,529)	4,115	$55,826

Class R6 Shares:
Shares sold	1,169,144	$13,626,166	423,043	$4,803,618
Shares issued in reinvestment of distributions	—	—	33,385	385,596
Shares redeemed	(218,915)	(2,563,631)	(2,852,217)	(32,740,779)

Net increase (decrease)	950,229	$11,062,535	(2,395,789)	$(27,551,565)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended November 30, 2020		Year Ended May 31, 2020

	Shares	Amount	Shares	Amount

Advisor Class Shares:
Shares sold	12,294,833	$142,905,497	26,636,798	$304,127,350
Shares issued in reinvestment of distributions	—	—	596,749	6,880,518
Shares redeemed	(12,180,106)	(141,990,492)	(32,633,640)	(367,644,864)

Net increase (decrease)	114,727	$915,005	(5,400,093)	$(56,636,996)

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee to K2 Advisors based on the average daily net assets of the Fund and K2 Subsidiary as follows:

Annualized Fee Rate	Net Assets
1.90%	Up to and including $1 billion
1.85%	Over $1 billion, up to and including $1.5 billion
1.80%	Over $1.5 billion, up to and including $3 billion
1.75%	In excess of $3 billion

For the period ended November 30, 2020, the annualized gross effective management fee rate was 1.89% of the Fund’s average daily net assets.

Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount equal to the management fees paid by the K2 Subsidiary.

Prior to June 1, 2020, the Fund and K2 Subsidiary paid an investment management fee to K2 Advisors of 1.90% per year of the average daily net assets of the Fund and K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors and are not an additional expense of the Fund or K2 Subsidiary. Each subadvisor is compensated for managing its respective portion of the average daily net assets of the Fund or K2 Subsidiary.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

Subadvisors
Apollo Credit Management LLC
Bardin Hill Arbitrage IC Management LP
Chatham Asset Management, LLC
Chilton Investment Company, LLC
Electron Capital Partners, LLC
Ellington Global Asset Management, LLC
Emso Asset Management Limited
Graham Capital Management, L.P.
Grantham, Mayo, Van Otterloo & Co. LLC
Jennison Associates, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
P. Schoenfeld Asset Management L.P.
Portland Hill Asset Management Limited
Wellington Management Company, LLP

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$5,199
CDSC retained	$3,739

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2020, the Fund paid transfer agent fees of $609,922, of which $190,064 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2020, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	$1,731,000	$36,121,000	$(33,780,000)	$—	$—	$4,072,000	4,072,000	$—

g. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 1.95 based on the average net assets of each class until September 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2021. Prior to October 1, 2020, the Class R6 transfer agent fees were limited to 0.02%.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2020, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2020, the Fund had shortterm capital loss carryforwards of $8,025,560, not subject to expiration.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. Income Taxes (continued)

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At May 31, 2020, the Fund deferred late-year ordinary losses of $9,759,745.

At November 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$735,860,088

Unrealized appreciation	$199,306,414
Unrealized depreciation	(58,811,834)

Net unrealized appreciation (depreciation)	$140,494,580

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and investments in the K2 Subsidiary.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2020, aggregated $1,362,728,896 and $1,340,672,791, respectively.

At November 30, 2020, in connection with securities lending transactions, the Fund loaned equity investments and corporate bonds and notes and received $4,955,520 of cash collateral. The gross amounts of recognized liability for such transactions is included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.

7. Credit Risk and Defaulted Securities

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2020, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $10,055,889 representing 0.8% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Statement of Investments.

8. Concentration of Risk

Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.

At November 30, 2020, the Fund had less than 0.1% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund’s holdings.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

9. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

10. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At November 30, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value
4,965	One Call Corp.	10/28/19	$595,597	$517,597
33,337	One Call Corp., cvt. pfd.	10/28/19	3,999,099	3,475,376

Total Restricted Securities (Value is 0.3% of Net Assets)			$4,594,696	$3,992,973

11. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the Consolidated Statement of Investments.

At November 30, 2020, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Array Technologies Inc., Term Loan B	$24,650
Creed, Term Loan B	341,625
Delta Air Lines Inc., Term Loan B	160,343
Douglas Holding AG, Term Loan B1	1,212,850
Inspire Brands Inc., Term Loan B	95,000
Intelsat Jackson Holdings SA, Term Loan B4	2,000,000
Intelsat Jackson Holdings SA, Term Loan DIP	137,001
Playa Hotels & Resorts NV, Term Loan B1	568,538
Riverbed Technology Inc., Term Loan B	1,266,649

$5,806,656

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

12. Other Derivative Information

At November 30, 2020, the investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin on futures contracts	$137,610	[a]	Variation margin on futures contracts	$11,463	[a]
	Variation margin on centrally cleared swap contracts	60,683	[a]	Variation margin on centrally cleared swap contracts	25,696	[a]
	Unrealized appreciation on OTC swap contracts	335,861

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	2,189,166		Unrealized depreciation on OTC forward exchange contracts	2,324,929

Credit contracts	Variation margin on centrally cleared swap contracts	531,625	[a]	Variation margin on centrally cleared swap contracts	296,383	[a]
	OTC swap contracts (upfront payments)	2,158,191		OTC swap contracts (upfront receipts)	961,256
	Unrealized appreciation on OTC swap contracts	589,569		Unrealized depreciation on OTC swap contracts	507,089

Equity contracts	Investments in securities, at value	655,368	[b]	Options written, at value	146,368
	Variation margin on futures contracts	2,179,293	[a]	Variation margin on futures contracts	2,496,916	[a]
	Unrealized appreciation on OTC swap contracts	3,932,097		Unrealized depreciation on OTC swap contracts	3,062,746

Commodity contracts	Variation margin on futures contracts	1,558,000	[a]	Variation margin on futures contracts	1,023,070	[a]
	Unrealized appreciation on OTC swap contracts	1,736

Totals		$14,329,199			$10,855,916

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bPurchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

12. Other Derivative Information (continued)

For the period ended November 30, 2020, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Investments	$(67,003)[a]	Investments	$965 [a]
	Written options	57,694	Written options	(1,217)
	Futures contracts	1,146,148	Futures contracts	(681,249)
	Swap contracts	419,541	Swap contracts	507,130

Foreign exchange contracts	Investments	(233,987)[a]	Investments	22,364 [a]
	Written options	175,540	Written options	94,433
	Forward exchange contracts	(934,422)	Forward exchange contracts	(542,949)
	Futures contracts	(6,612)

Credit contracts	Swap contracts	2,599,129	Swap contracts	(2,356,689)

Equity contracts	Investments	(944,293)[a]	Investments	(399,142)[a]
	Written options	472,510	Written options	664,079
	Futures contracts	(18,514,930)	Futures contracts	7,732,327
	Swap contracts	12,609,003	Swap contracts	(1,854,123)

Commodity contracts	Futures contracts	(769,674)	Futures contracts	631,776
	Swap contracts	19,342	Swap contracts	1,736

Totals		$(3,972,014)		$3,819,441

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

For the period ended November 30, 2020, the average month end notional amount of options, futures contracts and swap contracts represented 13,347,546 shares/units, $498,150,634 and $185,719,356, respectively. The average month end contract value of forward exchange contracts was $290,703,580.

At November 30, 2020, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$2,189,166	$2,324,929
Options Purchased	67,623	—
Swap Contracts	7,017,454	4,531,091

Total	$9,274,243	$6,856,020

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2020, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[b]	Net Amount (Not less than zero)
Counterparty
BNPP	$18,862	$(5,733)	$—	$—	$13,129
BNYM	20,813	(20,813)	—	—	—
BOFA	258,839	(5,796)	—	—	253,043
BZWS	637,266	(637,266)	—	—	—
CITI	42,328	(34,322)	—	—	8,006
DBAB	81,512	(5,984)	—	—	75,528
FBCO	233,056	(2,870)	—	—	230,186
GSCO	1,097,906	(202,168)	—	(895,738)	—
HSBC	15,004	(15,004)	—	—	—
JPHQ	653,122	(256,259)	(68,858)	—	328,005
JPHQ[c]	284,611	—	—	—	284,611
MSCI	7,400	(3,342)	—	—	4,058
MSCO	869,503	(869,503)	—	—	—
MSCO[d]	1,417,774	(1,121,087)	—	—	296,687
MSCS	1,226,531	(990,460)	—	—	236,071
MSCS[c]	2,277,928	—	—	—	2,277,928
MSCS[d]	1,736	—	—	—	1,736
SSBT	72,481	(16,601)	—	—	55,880
UBSW	57,571	(31,480)	—	—	26,091

Total	$9,274,243	$(4,218,688)	$(68,858)	$(895,738)	$4,090,959

At November 30, 2020, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged[b]	Net Amount (Not less than zero)
Counterparty
BNPP	$5,733	$(5,733)	$—	$—	$—
BNYM	362,027	(20,813)	—	(340,000)	1,214
BOFA	5,796	(5,796)	—	—	—
BZWS	846,786	(637,266)	—	(209,520)	—
CITI	34,322	(34,322)	—	—	—
DBAB	5,984	(5,984)	—	—	—
FBCO	2,870	(2,870)	—	—	—
GSCO	202,168	(202,168)	—	—	—
HSBC	16,448	(15,004)	—	—	1,444
JPHQ	256,259	(256,259)	—	—	—
JPHQ[c]	381,352	—	—	—	381,352

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

12. Other Derivative Information (continued)

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged[b]	Net Amount (Not less than zero)
Counterparty (continued)
MSCI	$3,342	$(3,342)	$—	$—	$—
MSCO	1,210,589	(869,503)	—	—	341,086
MSCO[d]	1,121,087	(1,121,087)	—	—	—
MSCS	990,460	(990,460)	—	—	—
MSCS[c]	1,362,716	—	—	—	1,362,716
MSCS[d]	—	—	—	—	—
SSBT	16,601	(16,601)	—	—	—
UBSW	31,480	(31,480)	—	—	—

Total	$6,856,020	$(4,218,688)	$—	$(549,520)	$2,087,812

a At November 30, 2020, the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.

bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

cRepresents derivatives not subject to an ISDA master agreement.

dRepresents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

See Note 1(e) regarding derivative financial instruments.

See Abbreviations on page 90.

13. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2020, the Fund did not use the Global Credit Facility.

14. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:[a]
Equity Investments[b]	$470,057,263	$60,188,306	$4,038,222	[c]	$534,283,791
Convertible Bonds	—	209,459,674	—		209,459,674
Corporate Bonds and Notes	—	99,825,793	51,826		99,877,619
Corporate Bonds and Notes in Reorganization	—	4,233,164	—		4,233,164
Senior Floating Rate Interests	—	1,213,065	—		1,213,065
Senior Floating Rate Interests in Reorganization	—	—	—	[c]	—
Foreign Government and Agency Securities	—	25,563,817	115,310		25,679,127
U.S. Government and Agency Securities	—	253,118	—		253,118
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	89,927,626	—		89,927,626
Municipal Bonds in Reorganization	—	5,822,725	—		5,822,725
Options Purchased	655,368	—	—		655,368
Short Term Investments	188,835,326	11,925,019	2,789,036		203,549,381

Total Investments in Securities	$659,547,957	$508,412,307	$6,994,394		$1,174,954,658

Other Financial Instruments:
Futures Contracts	$3,874,903	$—	$—		$3,874,903
Forward Exchange Contracts	—	2,189,166	—		2,189,166
Swap Contracts	—	5,451,571	—		5,451,571
Unfunded Loan Commitments	—	57,277	—		57,277

Total Other Financial Instruments	$3,874,903	$7,698,014	$—		$11,572,917

Liabilities:
Other Financial Instruments:
Options Written	$146,368	$—	$—		$146,368
Securities Sold Short[a]	271,665,190	30,326,185	—		301,991,375
Futures Contracts	3,531,449	—	—		3,531,449
Forward Exchange Contracts	—	2,324,929	—		2,324,929
Swap Contracts	—	3,891,914	—		3,891,914

Total Other Financial Instruments	$275,343,007	$36,543,028	$—		$311,886,035

aFor detailed categories, see the accompanying Consolidated Statement of Investments.

bIncludes common, preferred and convertible preferred stocks and exchange traded funds as well as other equity interests.

cIncludes securities determined to have no value at November 30, 2020.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

15. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the consolidated financial statements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

16. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the consolidated financial statements.

Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	AUD	Australian Dollar	ARM	Adjustable Rate Mortgage
BOFA	Bank of America Corp.	BRL	Brazilian Real	BADLAR	Argentina Deposit Rates BADLAR Private Banks ARS
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	BCOM	Bloomberg Commodity Index
CITI	Citigroup, Inc.	CHF	Swiss Franc	CAC	Cotation Assistee en Continu
DBAB	Deutsche Bank, AG	CNY	Chinese Yuan	CLO	Collateralized Loan Obligation
FBCO	Credit Suisse Group AG	COP	Colombian Peso	DAX	Deutscher Aktienindex
GSCO	The Goldman Sachs Group, Inc.	EGP	Egyptian Pound	DIP	Debtor-In-Possession
HSBC	HSBC Bank USA, N.A.	EUR	Euro	DJIA	Dow Jones Industrial Average
JPHQ	JP Morgan Chase & Co.	GBP	British Pound	EONIA	Euro OverNight Index Average
MSCI	Morgan Stanley Capital International PLC	HKD	Hong Kong Dollar	ETF	Exchange Traded Fund
MSCO	Morgan Stanley & Co. LLC	MXN	Mexican Peso	EURIBOR	Euro Interbank Offered Rate
MSCS	Morgan Stanley Capital Services LLC	PLN	Polish Zloty	FEDEF	Federal Funds Effective Rate
SSBT	State Street Bank and Trust Co., N.A.	RUB	Russian Ruble	FHLMC	Federal Home Loan Mortgage Corp.
UBSW	UBS AG	SEK	Swedish Krona	FNMA	Federal National Mortgage Association
		USD	United States Dollar	FRN	Floating Rate Note
				FTSE	Financial Times Stock Exchange
				GO	General Obligation
Index				HIBOR	Hong Kong Interbank Offer Rate
				HSCEI	Hang Seng China Enterprises Index
CDX.NA.HY	CDX North America High Yield Index			IO	Interest Only
CDX.NA.IG	CDX North America Investment Grade Index			JSE	Johannesburg Stock Exchange Index
				LIBOR	London InterBank Offered Rate
				MIB	Milano Italia Borsa
				MSCI	Morgan Stanley Capital International
				PIK	Payment In-Kind
				RBACR	Reserve Bank of Australia Cash Rate
				REIT	Real Estate Investment Trust
				SARON	Swiss Average Rate Overnight
				SONIA	Sterling Overnight Index Average
				SPDR	Standard & Poor’s Depositary Receipt
				SPI	Swiss Performance Index
				STIBOR	Stockholm Interbank Offered Rate
				TOPIX	Tokyo Price Index
				TSX	Toronto Stock Exchange
				WIBOR	Warsaw Interbank Offered Rate

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Shareholder Information

Board Approval of Sub-Advisory Agreement

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Franklin K2 Alternative Strategies Fund

(Fund)

The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at a meeting held on July 14, 2020, unanimously approved a sub-advisory agreement (the “New Sub-Advisory Agreement”) with K2/D&S Management Co., L.L.C., the Fund’s investment manager (“K2 Advisors”), and Brigade Capital Management, LP (the “Sub-Advisor”).

In approving the New Sub-Advisory Agreement, the Board, including the independent trustees, determined that fees to be paid under the New Sub-Advisory Agreement were fair and reasonable and that approval of the New Sub-Advisory Agreement was in the interest of the Fund and its shareholders. In making the foregoing approvals, the independent trustees received assistance and advice from their independent counsel and, in addition to the materials provided at prior meetings, considered various matters related to the New Sub-Advisory Agreement including: (1) the proposed form of New Sub-Advisory Agreement; (2) information describing the nature, quality and extent of services that the Sub-Advisor would provide to the Fund, and the proposed sub-advisory fees payable to the Sub-Advisor; (3) a report (written or oral) from K2 Advisors on the diligence conducted on the Sub-Advisor and the reasons for recommending the Sub-Advisor for the Fund, including, but not limited to, the Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions; and (4) a report (written or oral) from the Trust’s Interim Chief Compliance Officer regarding the Sub-Advisor’s compliance program and capabilities, including the Sub-Advisor’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Interim Chief Compliance Officer with respect thereto. The Board noted that the terms of the New Sub-Advisory Agreement were substantially similar to the terms of the sub-advisory agreements with the Fund’s existing sub-advisors.

The Board’s consideration of whether to approve the New Sub-Advisory Agreement on behalf of the Fund took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by the Sub-Advisor to the Fund under the respective New Sub-Advisory Agreement; (2) the Sub-Advisor’s experience as a manager of other accounts; (3) the Sub-Advisor’s strength and reputation within the industry; (4) the fairness of the compensation under the New Sub-Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Sub-Advisor; (6) profitability matters; (7) reports (written or oral) from K2 Advisors on the diligence conducted on the Sub-Advisor and the reasons for recommending the Sub-Advisor as a sub-advisor for the Fund, including, but not limited to, the Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions; and (8) a report (written or oral) from the Trust’s Interim Chief Compliance Officer regarding each compliance program and capabilities, including the Sub-Advisor’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Interim Chief Compliance Officer with respect thereto. Particular attention was given to the due diligence and risk management procedures of K2 Advisors with respect to selecting and overseeing sub-advisors of the Fund, as well as the Sub-Advisor’s risk management program and to derivatives and other complex instruments that are expected to be held by the Fund and how such instruments are expected to be used to pursue the Fund’s investment goals.

The following discussion relates to certain primary factors relevant to the Board’s decision to approve the New Sub-Advisory Agreement. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services to be provided by the Sub-Advisor. In this regard, they reviewed the Fund’s investment goal and the Sub-Advisor’s proposed investment strategy, and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, the Sub-Advisor’s trading practices and investment decision processes.

With respect to the sub-advisory services to be provided by the Sub-Advisor, the Board noted the responsibilities that the

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SHAREHOLDER INFORMATION

Sub-Advisor would have with respect to the Fund’s assets to be allocated to the Sub-Advisor by K2-Advisors (the “Sub-Advised Portion”), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies, and limitations of the Sub-Advised Portion. The trustees considered the successful performance of the Sub-Advisor in managing other investment products with investment strategies similar to the investment strategies of the Sub-Advised Portion of the Fund.

The trustees reviewed the portfolio management team at the Sub-Advisor that would be responsible for managing the Sub-Advised Portion, including the team’s performance, staffing, skills and compensation program. The trustees considered various other products, portfolios and entities that are advised by the Sub-Advisor, their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board also considered a report (written or oral) from the Trust’s Interim Chief Compliance Officer regarding the Sub-Advisor’s compliance program as such policies relate to the operations of the Fund. The Board considered the selection and due diligence process employed by K2 Advisors in proposing the Sub-Advisor as a sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance capabilities.

Based on their review, the trustees were satisfied with the nature and quality of the overall services to be provided by the Sub-Advisor to the Fund and its shareholders and were confident in the abilities of the Sub-Advisor to implement its proposed investment strategy, and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Sub-Advisor had not provided any services to the Fund, there was no investment performance of the Sub-Advisor with respect to the Fund. The Board considered the investment performance of the Sub-Advisor in managing other investment products with similar investment strategies to the investment strategies of the Sub-Advised Portion. The Board also considered the performance benchmarks for the Fund and how such benchmarks would be utilized to measure the performance of the Sub-Advisor in managing the Sub-Advised Portion.

COMPARATIVE EXPENSES AND PROFITABILITY. The Board considered the cost of the services to be provided by the Sub-Advisor. The Board also noted that it could not evaluate the Sub-Advisor’s profitability with respect to the Fund since no assets had yet been allocated to the Sub-Advisor.

The Board noted that the sub-advisory fees would be paid by K2 Advisors to the Sub-Advisor and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees to be paid by K2 Advisors to the Sub-Advisor were the product of arms-length negotiations between K2 Advisors and the Sub-Advisor and the Board considered the allocation of the investment management fee charged to the Fund between K2 Advisors and the Sub-Advisor in light of the nature, extent and quality of the investment management services expected to be provided by K2 Advisors and the Sub-Advisor. The trustees considered various other products, portfolios and entities that are advised by the Sub-Advisor, and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board considered the extent to which the Sub-Advisor may derive ancillary benefits from the Fund’s operations.

With respect to the impact on K2 Advisors’ and its affiliates’ profitability as a result of hiring the Sub-Advisor as a sub-advisor to the Fund, the Board considered the following: (1) the fee waiver and expense limitation arrangements in effect, and the amount of Fund expenses that were absorbed since the inception of the Fund by K2 Advisors through such arrangements, (2) the sub-advisory fees to be paid to the Sub-Advisor, which are lower than some of the Fund’s existing Sub-Advisors, and (3) K2 Advisors’ belief that the hiring of the Sub-Advisor as a sub-advisor will not have a material impact on K2 Advisors’ profitability.

Based upon its consideration of all these factors, the Board determined that the sub-advisory fee structure for the Sub-Advisor was fair and reasonable.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by the Sub-Advisor as the Fund grows larger and the extent to which such economies of scale may be shared with Fund shareholders, as for example, in the level of the sub-advisory fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. The trustees noted that benefits of economies of scale will, depending on the fee waiver and expense limitation arrangement in effect at the time, potentially be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect.

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SHAREHOLDER INFORMATION

CONCLUSION. After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the trustees—including a majority of the independent trustees—with the assistance of independent counsel approved the New Sub-Advisory Agreement, including the fees payable thereunder, with the Sub-Advisor for the Fund.

Board Approval of Sub-Advisory Agreement

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Franklin K2 Alternative Strategies Fund

(Fund)

The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at a meeting held on October 20, 2020, unanimously approved the sub-advisory agreement (the “New Sub-Advisory Agreement”) with RV Capital Management Private, Ltd. (“RV Capital”).

In approving the New Sub-Advisory Agreement, the Board, including the independent trustees, determined that fees to be paid under the New Sub-Advisory Agreement were fair and reasonable and that approval of the New Sub-Advisory Agreement was in the interests of the Fund and its shareholders. As part of the approval process, the trustees considered the process undertaken and information provided during their consideration and approval on May 14, 2020 of the investment management agreement between K2/D&S Management Co., L.L.C., the Fund’s investment manager (“K2 Advisors”), and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and each of the Fund’s existing sub-advisors. The trustees also considered that RV Capital had served as a sub-advisor for Franklin K2 Global Macro Opportunities Fund before the fund was liquidated on September 11, 2019.

In making the foregoing approvals, the independent trustees received assistance and advice from their independent counsel and, in addition to the materials provided at prior meetings, considered various materials related to the New Sub-Advisory Agreement including: (1) a copy of the proposed form of New Sub-Advisory Agreement for RV Capital; (2) information describing the nature, quality and extent of services that RV Capital would provide to the Fund, and the proposed sub-advisory fees payable to RV Capital; (3) a report from K2 Advisors on the diligence conducted on RV Capital and the reasons for recommending RV Capital as a sub-advisor for the Fund, including, but not limited to, RV Capital’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (4) a report from the Fund’s Chief Compliance Officer regarding RV Capital’s compliance program and capabilities, including RV Capital’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Fund’s Chief Compliance Officer with respect thereto. The Board noted that the terms of the New Sub-Advisory Agreement were substantially similar to the terms of the sub-advisory agreements with the Fund’s existing sub-advisors.

The Board’s consideration of whether to approve the New Sub-Advisory Agreement on behalf of the Fund took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by RV Capital to the Fund under the New Sub-Advisory Agreement; (2) RV Capital’s experience as a manager of other accounts and its experience as a sub-adviser to the Franklin K2 Global Macro Opportunities Fund; (3) RV Capital’s strength and reputation within the industry; (4) the fairness of the compensation under the New Sub-Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of RV Capital; (6) profitability matters; (7) reports from K2 Advisors on the diligence conducted on RV Capital and the reasons for recommending RV Capital as a sub-advisor for the Fund, including, but not limited to, RV Capital’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (8) a report from the Trust’s Chief Compliance Officer regarding RV Capital’s compliance program and capabilities, including RV Capital’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. Particular attention was given to the due diligence and risk management procedures of K2 Advisors with respect to selecting and overseeing sub-advisors of the Fund, as well as RV Capital’s risk management program and to derivatives and other complex instruments that are expected to be held by the Fund and how such instruments are expected to be used to pursue the Fund’s investment goals.

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SHAREHOLDER INFORMATION

The following discussion relates to certain primary factors relevant to the Board’s decision to approve the New Sub-Advisory Agreement. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services to be provided by RV Capital. In this regard, they reviewed the Fund’s investment goal and RV Capital’s proposed investment strategy, and RV Capital’s ability to implement such investment goal and/or investment strategy, including, but not limited to, RV Capital’s trading practices and investment decision processes.

With respect to the sub-advisory services to be provided by RV Capital, the Board noted the responsibilities that RV Capital would have with respect to the Fund’s assets to be allocated to RV Capital by K2-Advisors (the “Sub-Advised Portion”), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies, and limitations of the Sub-Advised Portion. The trustees considered the successful performance of RV Capital in managing other investment products with investment strategies similar to the investment strategies of the Sub-Advised Portion of the Fund.

The trustees reviewed the portfolio management team at RV Capital that would be responsible for managing the Sub-Advised Portion, including the team’s performance, staffing, skills and compensation program. The trustees considered various other products, portfolios and entities that are advised by RV Capital, their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding RV Capital’s compliance program as such policies relate to the operations of the Fund. The Board considered the selection and due diligence process employed by K2 Advisors in proposing RV Capital as a sub-advisor to the Fund, including the due diligence undertaken with respect to RV Capital’s compliance capabilities, and efforts to integrate RV Capital’s operations, policies, procedures and compliance functions with those of K2 Advisors.

Based on their review, the trustees were satisfied with the nature and quality of the overall services to be provided by RV Capital to the Fund and its shareholders and were confident in the abilities of RV Capital to implement its proposed investment strategy, and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as RV Capital had not provided any services to the Fund, there was no investment performance of RV Capital with respect to the Fund. The Board considered the investment performance of RV Capital in managing other investment products with similar investment strategies to the investment strategies of the Sub-Advised Portion, including RV Capital’s performance in managing the Franklin K2 Global Macro Opportunities Fund. The Board also considered the performance benchmarks for the Fund and how such benchmarks would be utilized to measure the performance of RV Capital in managing the Sub-Advised Portion.

COMPARATIVE EXPENSES AND PROFITABILITY. The Board considered the cost of the services to be provided by RV Capital. The Board also noted that it could not evaluate RV Capital’s profitability with respect to the Fund since no assets had yet been allocated to RV Capital.

The Board noted that the sub-advisory fees would be paid by K2 Advisors to RV Capital and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees to be paid by K2 Advisors to RV Capital were the product of arms-length negotiations between K2 Advisors and RV Capital and the Board considered the allocation of the investment management fee charged to the Fund between K2 Advisors and RV Capital in light of the nature, extent and quality of the investment management services expected to be provided by K2 Advisors and RV Capital. The trustees considered various other products, portfolios and entities that are advised by RV Capital and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board considered the extent to which RV Capital may derive ancillary benefits from the Fund’s operations.

With respect to the impact on K2 Advisors’ and its affiliates’ profitability as a result of hiring RV Capital as a sub-advisor to the Fund, the Board considered the following: (1) the fee waiver and expense limitation arrangements in effect, and the amount of Fund expenses that were absorbed since the inception of the Fund by K2 Advisors through such arrangements, (2) the level of sub-advisory fees to be paid to

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RV Capital, and (3) K2 Advisors’ belief that the hiring of RV Capital as a sub-advisor will not have any demonstrable impact on K2 Advisors’ profitability.

Based upon its consideration of all these factors, the Board determined that the sub-advisory fee structure for RV Capital was fair and reasonable.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by RV Capital as the Fund grows larger and the extent to which such economies of scale may be shared with Fund shareholders, as for example, in the level of the sub-advisory fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect

CONCLUSION. After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the trustees—including a majority of the independent trustees—with the assistance of independent counsel approved the New Sub-Advisory Agreement, including the fees payable thereunder, with RV Capital for the Fund.

Board Approval of Sub-Advisory Agreement

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Franklin K2 Alternative Strategies Fund

(Fund)

The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at a meeting held on November 20, 2020, approved the sub-advisory agreement (the “New Sub-Advisory Agreement”) with One River Asset Management, LLC (“One River”).

In approving the New Sub-Advisory Agreement, the Board, including the independent trustees, determined that fees to be paid under the New Sub-Advisory Agreement were fair and reasonable and that approval of the New Sub-Advisory Agreement was in the interests of the Fund and its shareholders. As part of the approval process, the trustees considered the process undertaken and information provided during their consideration and approval on May 14, 2020 of the investment management agreement between K2/D&S Management Co., L.L.C., the Fund’s investment manager (“K2 Advisors”), and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and each of the Fund’s existing sub-advisors.

In making the foregoing approvals, the independent trustees received assistance and advice from their independent counsel and, in addition to the materials provided at prior meetings, considered various materials related to the New Sub-Advisory Agreement including: (1) a copy of the proposed form of New Sub-Advisory Agreement for One River; (2) information describing the nature, quality and extent of services that One River would provide to the Fund, and the proposed sub-advisory fees payable to One River; (3) a report from K2 Advisors on the diligence conducted on One River and the reasons for recommending One River as a sub-advisor for the Fund, including, but not limited to, One River’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (4) a report from the Fund’s Chief Compliance Officer regarding One River’s compliance program and capabilities, including One River’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Fund’s Chief Compliance Officer with respect thereto. The Board noted that the terms of the New Sub-Advisory Agreement were substantially similar to the terms of the sub-advisory agreements with the Fund’s existing sub-advisors.

The Board’s consideration of whether to approve the New Sub-Advisory Agreement on behalf of the Fund took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by One River to the Fund under the New Sub-Advisory Agreement; (2) One River’s experience as a manager of other accounts; (3) One River’s strength and reputation within the industry; (4) the fairness of the compensation under the New Sub-Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of One River; (6) profitability matters; (7) reports from K2 Advisors on the diligence conducted on One River and the reasons for recommending One River as a sub-advisor for the Fund, including, but not limited to, One River’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

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the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (8) a report from the Trust’s Chief Compliance Officer regarding One River’s compliance program and capabilities, including One River’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. Particular attention was given to the due diligence and risk management procedures of K2 Advisors with respect to selecting and overseeing sub-advisors of the Fund, as well as One River’s risk management program and to derivatives and other complex instruments that are expected to be held by the Fund and how such instruments are expected to be used to pursue the Fund’s investment goals.

The following discussion relates to certain primary factors relevant to the Board’s decision to approve the New Sub-Advisory Agreement. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services to be provided by One River. In this regard, they reviewed the Fund’s investment goal and One River’s proposed investment strategy, and One River’s ability to implement such investment goal and/or investment strategy, including, but not limited to, One River’s trading practices and investment decision processes.

With respect to the sub-advisory services to be provided by One River, the Board noted the responsibilities that One River would have with respect to the Fund’s assets to be allocated to One River by K2-Advisors (the “Sub-Advised Portion”), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies, and limitations of the Sub-Advised Portion. The trustees considered the successful performance of One River in managing other investment products with investment strategies similar to the investment strategies of the Sub-Advised Portion of the Fund.

The trustees reviewed the portfolio management team at One River that would be responsible for managing the Sub-Advised Portion, including the team’s performance, staffing, skills and compensation program. The trustees considered various other products, portfolios and entities that are advised by One River, their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding One River’s compliance program as such policies relate to the operations of the Fund. The Board considered the selection and due diligence process employed by K2 Advisors in proposing One River as a sub-advisor to the Fund, including the due diligence undertaken with respect to One River’s compliance capabilities, and efforts to integrate One River’s operations, policies, procedures and compliance functions with those of K2 Advisors.

Based on their review, the trustees were satisfied with the nature and quality of the overall services to be provided by One River to the Fund and its shareholders and were confident in the abilities of One River to implement its proposed investment strategy, and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as One River had not provided any services to the Fund, there was no investment performance of One River with respect to the Fund. The Board considered the investment performance of One River in managing other investment products with similar investment strategies to the investment strategies of the Sub-Advised Portion. The Board also considered the performance benchmarks for the Fund and how such benchmarks would be utilized to measure the performance of One River in managing the Sub-Advised Portion.

COMPARATIVE EXPENSES AND PROFITABILITY. The Board considered the cost of the services to be provided by One River. The Board also noted that it could not evaluate One River’s profitability with respect to the Fund since no assets had yet been allocated to One River.

The Board noted that the sub-advisory fees would be paid by K2 Advisors to One River and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees to be paid by K2 Advisors to One River were the product of arms-length negotiations between K2 Advisors and One River and the Board considered the allocation of the investment management fee charged to the Fund between K2 Advisors and One River in light of the nature, extent and quality of the investment management services expected to be provided by K2 Advisors and One River. The

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trustees considered various other products, portfolios and entities that are advised by One River and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board considered the extent to which One River may derive ancillary benefits from the Fund’s operations.

With respect to the impact on K2 Advisors’ and its affiliates’ profitability as a result of hiring One River as a sub-advisor to the Fund, the Board considered the following: (1) the fee waiver and expense limitation arrangements in effect, and the amount of Fund expenses that were absorbed since the inception of the Fund by K2 Advisors through such arrangements, (2) the level of sub-advisory fees to be paid to One River, and (3) K2 Advisors’ belief that the hiring of One River as a sub-advisor will not have any material mpact on K2 Advisors’ profitability.

Based upon its consideration of all these factors, the Board determined that the sub-advisory fee structure for One River was fair and reasonable.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by One River as the Fund grows larger and the extent to which such economies of scale may be shared with Fund shareholders, as for example, in the level of the sub-advisory fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect

CONCLUSION. After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the trustees—including a majority of the independent trustees—with the assistance of independent counsel approved the New Sub-Advisory Agreement, including the fees payable thereunder, with One River for the Fund.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the

Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive, or receive notice of the availability of, the Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin K2 Alternative Strategies Fund

Investment Manager	Distributor	Shareholder Services
K2/D&S Management Co., L.L.C.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	(800) 632-2301
© 2021 Franklin Templeton Investments. All rights reserved.		068 S 01/21

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN K2 LONG SHORT CREDIT FUND

A Series of Franklin Alternative Strategies Funds

November 30, 2020

Sign up for electronic delivery at franklintempleton.com/edelivery

SHAREHOLDER LETTER

Dear Fellow Shareholder:

During the six months ended November 30, 2020, global economic growth weakened significantly, especially in the early part of the period, as a result of the novel coronavirus (COVID-19) pandemic and subsequent economic lockdowns imposed by many governments worldwide. Global stocks advanced during the period, however, amid the reopening of many economies and investor optimism about the development of COVID-19 treatments and vaccines. Many central banks, including the U.S. Federal Reserve and the European Central Bank, maintained low benchmark interest rates and continued their monetary stimulus programs to bolster economic growth.

In this environment, global developed market stocks, as measured by the MSCI World Index (USD), posted a +21.38% total return for the period.1 Global emerging market stocks, as measured by the MSCI Emerging Markets Index (USD), posted a +31.40% total return.1 Global government bonds, as measured by the FTSE World Government Bond Index (USD), posted a +5.04% total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous analysis of Fund subadvisors and markets with a strong emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-positioned for the years ahead.

On the following pages, the Fund’s portfolio management team reviews investment decisions that pertain to performance during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs in the future.

As part of Franklin Templeton’s recent organizational changes, I have resigned as President and Chief Investment Officer – Investment Management of the Trust, effective December 4, 2020. Brooks Ritchey, a co-lead portfolio manager for the Fund, has been appointed to this office effective December 4, 2020.

Sincerely,

Madison S. Gulley, CFA

President and Chief Executive Officer –

Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2020, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Franklin K2 Long Short Credit Fund

This semiannual report for Franklin K2 Long Short Credit Fund covers the period ended November 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks total return through a combination of current income, capital preservation and capital appreciation. The Fund seeks to achieve its investment goal by allocating its assets across multiple alternative strategies in the fixed income and credit areas, including, but not limited to, some or all of the following: credit long short, structured credit and emerging market fixed income. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are managed by multiple subadvisors, and the Fund’s investment manager has overall responsibility for the Fund’s investments.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in credit-related investments. The Fund invests in a wide range of securities and other investments including, but not limited to: corporate bonds, mortgage-backed securities (MBS) and asset-backed securities (ABS), U.S. government and agency securities, collateralized debt and loan obligations, foreign government and supranational debt securities, loans and loan participations and derivatives with similar economic characteristics. The Fund may also invest in repurchase agreements, reverse repurchase agreements, mortgage real estate investment trusts (REITs) and other similar transactions.

Performance Overview

The Fund’s Class A shares posted a +8.72% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the HFRX Fixed Income - Credit Index, which measures performance of strategies with exposure to credit across a broad continuum of credit substrategies, posted a +9.94% total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, which is an index of short-term U.S. government securities with a remaining term to final maturity of less than three months,

Portfolio Composition*

11/30/20

% of Total Net Assets
Long Positions	80.5%
Short Positions	-6.7%
Short-Term Investments	13.9%
Other Assets, less Liabilities	12.3%

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

posted a +0.07% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index, posted a +22.55% total return during the six months ended November 30, 2020.2 Equities in all major regions of the world posted sizable gains despite a significant global recession following the implementation of stringent social distancing measures to slow the spread of the novel coronavirus (COVID-19). Government stimulus measures and a gradual easing of restrictions drove a resumption of economic activity, leading stocks higher throughout most of the period. Optimism about the development of treatments and vaccines for COVID-19 further supported the recovery in equity prices. In particular, news late in the period that several different vaccine trials had shown effectiveness rates of at least 90% boosted stocks across the globe.

1. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Fixed Income - Credit Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 14.

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FRANKLIN K2 LONG SHORT CREDIT FUND

In the U.S., pandemic-related restrictions caused stiff economic headwinds that included mass layoffs. According to the National Bureau of Economic Research, the U.S. economy slipped into a deep recession in February 2020, and second-quarter gross domestic product (GDP) declined at a record annualized rate. Optimism about an economic rebound amid the government’s fiscal and monetary stimulus, along with rising retail sales and resilient consumer spending, drove a sharp equity rally during the summer. Improving economic activity led third-quarter GDP to expand at a record annualized pace, while declining jobless claims drove the unemployment rate from a pandemic high of 14.7% in April to 6.7% in November.3 Late in the period, the results of the U.S. presidential election and the avoidance of prolonged uncertainty about the election outcome also buoyed markets.

The U.S. Federal Reserve (Fed) maintained the federal funds target rate at a range of 0.00%–0.25% and continued its program of open-ended purchasing of government bond and corporate bonds as necessary to help keep markets functioning, significantly expanding its balance sheet. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.

In the eurozone, economic growth resumed in the third quarter of 2020 compared to the previous quarter, following two consecutive quarters of contraction. European developed market equities, as measured by the MSCI Europe Index, posted a +20.26% total return during the period amid stimulus measures to mitigate the economic impact of the pandemic and relaxation of some social distancing restrictions.2 Although stock prices declined in September and October as rising infection rates heightened concerns that the nascent economic revival could stall, positive vaccine trials in November led to a rebound, and European developed market equities ended the period with strong gains.

Asian developed and emerging market equities posted a +27.32% total return, as measured by the MSCI All Country Asia Index.2 China’s second- and third-quarter 2020 economic recovery, a key driver of the region’s economic activity, supported the stock market rebound. Government stimulus measures and continued economic reopening also buoyed investor sentiment. Renewed geopolitical tensions in the region pressured Asian stocks in October, but stocks rebounded sharply in November following positive news about vaccine development.

Global emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a +31.40% total return.2 Improving economic activity, stabilizing oil prices and U.S. dollar weakness led emerging market equities higher. Despite rising COVID-19 cases in some countries, emerging market stocks rallied in November 2020 amid hopes that the new U.S. presidential administration would improve trade relations.

Investment Strategy

We manage the Fund using a multi-manager approach. While we have overall responsibility for the Fund’s investments, we allocate the Fund’s assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: credit long short, structured credit and emerging market fixed income. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy and subadvisor weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and other investment options, among other things. We allocate the Fund’s assets to specific subadvisors utilizing a bottom-up approach, selecting subadvisors and their weighting within the Fund’s portfolio by taking into account their correlation to various markets and to each other, risk profiles and their return expectations.

Credit long short strategies seek to isolate issuer-specific exposure, while limiting general market risks, by taking long and/or short positions in debt securities and other related instruments. Structured credit strategies aim to profit from trading in interest-rate sensitive securities such as residential and commercial MBS, REITs, credit default swaps on various indexes, collateralized loan obligations (CLOs) and ABS. Emerging market fixed income strategies invest in corporate and/or sovereign securities in emerging markets countries with a focus on fixed income. The Fund may invest in debt securities of any credit quality or rating, including high-yield (“junk”) bonds, distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy) and securities that are in default. The Fund may engage in active and frequent trading as part of its investment strategies.

The Fund takes long and/or short positions in a wide range of asset classes, including credit, fixed income, equities and currencies, among others. The Fund may gain long or short exposure to select instruments by utilizing derivatives,

3. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN K2 LONG SHORT CREDIT FUND

engaging in short sales or entering into a series of purchase and sale contracts or repurchase agreements. Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price. The Fund may also use derivatives for hedging and nonhedging (investment) purposes, although no subadvisor is required to hedge any of the Fund’s positions or to use derivatives. Such derivative investments may include currency forward contracts; futures contracts; put and call options on currencies, securities, indexes and exchange-traded funds; and swaps.

Subadvisors

11/30/20

Credit Long Short

Apollo Credit Management LLC

Benefit Street Partners L.L.C.

Chatham Asset Management, LLC

Structured Credit

Ellington Global Asset Management, LLC

Medalist Partners, LP

Emerging Market Fixed Income

Emso Asset Management Limited

Manager’s Discussion

The Fund’s subadvisors for the six months under review were Apollo Credit Management, Benefit Street Partners (added in September), Chatham Asset Management, Ellington Global Asset Management, Emso Asset Management and Medalist Partners. These subadvisors are also listed in the Subadvisors table on this page. All six subadvisors posted gains for the period.

All of the Fund’s three strategies strengthened performance for the six-month period: credit long short, structured credit and emerging markets fixed income. By asset class, the top positive contributors to the Fund’s aggregate returns were credit and interest rates. Conversely, our exposures to equity and currencies (net short position versus the U.S. dollar) detracted from performance.

In terms of aggregate sector exposures, the top positive drivers of performance for the Fund were MBS, ABS and Utilities. In contrast, credit index and equity index hedges, as well as currencies, hindered returns.

The credit long short strategy benefited from long positions in the utilities, communication services and consumer discretionary sectors. Conversely, net short currency positions versus the U.S. dollar, long energy positions and equity index hedges were net detractors from strategy results.

In the structured credit strategy, MBS and ABS led positive performance contributors. In contrast, credit index hedges detracted from strategy results.

In the emerging markets fixed income strategy, positive performance contributors included long positions in Puerto Rico municipal bonds, which benefited from investor optimism about debt restructuring discussions. Conversely, short positions in U.S. bond index futures negatively affected strategy results. Long positions in Russian sovereign bonds also detracted from strategy results, as the local rates and foreign exchange came under pressure amid weaker investor risk sentiment, lower oil prices and potentially heightened possibility of sanctions related to political and geopolitical tensions. However, this loss was partially offset by short positions in Russian currency forwards.

Thank you for your participation in Franklin K2 Long Short Credit Fund. We look forward to continuing to serve your future investment needs.

Robert Christian
Co-Lead Portfolio Manager

Brooks Ritchey
Co-Lead Portfolio Manager

Art Vinokur
Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Performance Summary as of November 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	+8.72%	+2.78%
1-Year	+4.16%	-1.61%
5-Year	+24.34%	+3.27%
Since Inception (9/8/15)	+25.34%	+3.29%

Advisor
6-Month	+8.81%	+8.81%
1-Year	+4.47%	+4.47%
5-Year	+25.21%	+4.60%
Since Inception (9/8/15)	+26.34%	+4.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	2.32%	2.82%
Advisor	2.07%	2.57%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the manager’s and subadvisors’ judgment about particular Fund portfolio investments prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Bond prices generally move in the opposite direction of interest rates. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Lower-rated or high-yield debt securities (junk bonds) involve greater credit risk, including the possibility of default or bankruptcy. Liquidity risk exists when securities become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks, including the risks of foreign investments.

1. The Fund has an expense reduction contractually guaranteed through 9/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	7

FRANKLIN K2 LONG SHORT CREDIT FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 =$64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expenses Paid During Period 6/1/20–11/30/20[1,2]	Ending Account Value 11/30/20	Expenses Paid During Period 6/1/20–11/30/20[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,087.20	$11.99	$1,013.58	$11.57	2.29%
C	$1,000	$1,082.60	$16.19	$1,009.52	$15.62	3.10%
R	$1,000	$1,085.00	$13.65	$1,011.98	$13.17	2.61%
R6	$1,000	$1,088.10	$10.62	$1,014.89	$10.25	2.03%
Advisor	$1,000	$1,088.10	$11.05	$1,014.49	$10.66	2.11%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

8	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Financial Highlights

Franklin K2 Long Short Credit Fund

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016[a]

Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.86	$10.45	$10.50	$10.49	$10.15	$10.00

Income from investment operations[b]:

Net investment income[c]	0.14	0.23	0.37	0.29	0.23	0.21

Net realized and unrealized gains (losses)	0.72	(0.53)	(0.02)	0.08	0.53	0.08

Total from investment operations	0.86	(0.30)	0.35	0.37	0.76	0.29

Less distributions from:

Net investment income	—	(0.25)	(0.31)	(0.19)	(0.32)	(0.08)

Net realized gains	—	(0.04)	(0.09)	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.29)	(0.40)	(0.36)	(0.42)	(0.14)

Net asset value, end of period	$10.72	$9.86	$10.45	$10.50	$10.49	$10.15

Total return[d]	8.72%	(2.92)%	3.42%	3.63%	7.58%	2.99%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.89%	3.24%	3.15%	3.51%	3.50%	3.37%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.29%	2.74%	2.69%	2.98% [g]	2.75%	2.30% [g]

Expenses incurred in connection with securities sold short	0.46%	0.58%	0.62%	0.89%	0.76%	0.40%

Net investment income	2.72%	2.24%	3.49%	2.71%	2.24%	2.85%

Supplemental data

Net assets, end of period (000’s)	$22,543	$20,212	$27,870	$45,088	$41,001	$28,198

Portfolio turnover rate	111.10%	205.14%	158.66%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	9

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016[a]

Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.69	$10.26	$10.34	$10.35	$10.07	$10.00

Income from investment operations[b]:

Net investment income[c]	0.10	0.15	0.27	0.19	0.14	0.09

Net realized and unrealized gains (losses)	0.70	(0.52)	(0.01)	0.07	0.52	0.12

Total from investment operations	0.80	(0.37)	0.26	0.26	0.66	0.21

Less distributions from:

Net investment income	—	(0.16)	(0.25)	(0.10)	(0.28)	(0.08)

Net realized gains	—	(0.04)	(0.09)	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.20)	(0.34)	(0.27)	(0.38)	(0.14)

Net asset value, end of period	$10.49	$9.69	$10.26	$10.34	$10.35	$10.07

Total return[d]	8.26%	(3.66)%	2.61%	2.70%	6.56%	2.20%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.70%	3.96%	4.03%	4.37%	4.44%	3.62%

Expenses net of waiver, payments by affiliates and expense reduction[f]	3.10%	3.46%	3.57%	3.84% [g]	3.69%	2.55% [g]

Expenses incurred in connection with securities sold short	0.46%	0.58%	0.62%	0.89%	0.76%	0.40%

Net investment income	1.91%	1.52%	2.61%	1.85%	1.30%	2.60%

Supplemental data

Net assets, end of period (000’s)	$2,886	$2,882	$2,893	$2,503	$1,507	$270

Portfolio turnover rate	111.10%	205.14%	158.66%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

gBenefit of expense reduction rounds to less than 0.01%.

10	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016[a]

Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.77	$10.36	$10.41	$10.41	$10.10	$10.00

Income from investment operations[b]:

Net investment income[c]	0.12	0.21	0.33	0.25	0.20	0.08

Net realized and unrealized gains (losses)	0.71	(0.53)	(0.01)	0.09	0.53	0.16

Total from investment operations	0.83	(0.32)	0.32	0.34	0.73	0.24

Less distributions from:

Net investment income	—	(0.23)	(0.28)	(0.17)	(0.32)	(0.08)

Net realized gains	—	(0.04)	(0.09)	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.27)	(0.37)	(0.34)	(0.42)	(0.14)

Net asset value, end of period	$10.60	$9.77	$10.36	$10.41	$10.41	$10.10

Total return[d]	8.50%	(3.13)%	3.12%	3.29%	7.29%	2.48%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.21%	3.46%	3.50%	3.82%	3.83%	3.37%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.61%	2.96%	3.04%	3.29% [g]	3.08%	2.30% [g]

Expenses incurred in connection with securities sold short	0.46%	0.58%	0.62%	0.89%	0.76%	0.40%

Net investment income	2.40%	2.02%	3.14%	2.40%	1.91%	2.85%

Supplemental data

Net assets, end of period (000’s)	$184	$169	$166	$162	$127	$12

Portfolio turnover rate	111.10%	205.14%	158.66%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016[a]

Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.87	$10.45	$10.51	$10.50	$10.15	$10.00

Income from investment operations[b]:

Net investment income[c]	0.15	0.26	0.36	0.31	0.24	0.23

Net realized and unrealized gains (losses)	0.72	(0.53)	— [d]	0.08	0.53	0.06

Total from investment operations	0.87	(0.27)	0.36	0.39	0.77	0.29

Less distributions from:

Net investment income	—	(0.27)	(0.33)	(0.21)	(0.32)	(0.08)

Net realized gains	—	(0.04)	(0.09)	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.31)	(0.42)	(0.38)	(0.42)	(0.14)

Net asset value, end of period	$10.74	$9.87	$10.45	$10.51	$10.50	$10.15

Total return[e]	8.81%	(2.58)%	3.53%	3.76%	7.71%	3.01%

Ratios to average net assets[f]

Expenses before waiver, payments by affiliates and expense reduction[g]	3.32%	2.95%	3.10%	3.35%	3.43%	3.35%

Expenses net of waiver, payments by affiliates and expense reduction[g]	2.03%	2.41%	2.55%	2.83% [h]	2.68%	2.28% [h]

Expenses incurred in connection with securities sold short	0.46%	0.58%	0.62%	0.89%	0.76%	0.40%

Net investment income	2.98%	2.57%	3.63%	2.86%	2.31%	2.87%

Supplemental data

Net assets, end of period (000’s)	$6	$5	$233	$13	$13,052	$12,384

Portfolio turnover rate	111.10%	205.14%	158.66%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

hBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016[a]

Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.88	$10.46	$10.51	$10.50	$10.15	$10.00

Income from investment operations[b]:

Net investment income[c]	0.15	0.26	0.38	0.30	0.24	0.20

Net realized and unrealized gains (losses)	0.72	(0.53)	(0.01)	0.09	0.53	0.09

Total from investment operations	0.87	(0.27)	0.37	0.39	0.77	0.29

Less distributions from:

Net investment income	—	(0.27)	(0.33)	(0.21)	(0.32)	(0.08)

Net realized gains	—	(0.04)	(0.09)	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.31)	(0.42)	(0.38)	(0.42)	(0.14)

Net asset value, end of period	$10.75	$9.88	$10.46	$10.51	$10.50	$10.15

Total return[d]	8.81%	(2.61)%	3.60%	3.75%	7.70%	2.99%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.71%	2.96%	3.03%	3.37%	3.44%	3.36%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.11%	2.46%	2.57%	2.84% [g]	2.69%	2.29% [g]

Expenses incurred in connection with securities sold short	0.46%	0.58%	0.62%	0.89%	0.76%	0.40%

Net investment income	2.90%	2.52%	3.61%	2.85%	2.30%	2.86%

Supplemental data

Net assets, end of period (000’s)	$69,435	$73,047	$86,868	$45,514	$25,125	$23,058

Portfolio turnover rate	111.10%	205.14%	158.66%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, November 30, 2020 (unaudited)

Franklin K2 Long Short Credit Fund

		Country	Shares	Value
	Common Stocks and Other Equity Interests 3.0%
	Biotechnology 0.0%†
a	CytoDyn Inc.	United States	2,389	$6,379

	Capital Markets 0.1%
a,b	Churchill Capital Corp. IV	United States	7,537	75,973
a	Gores Holdings V Inc.	United States	1,885	19,321
a	Open Lending Corp., A	United States	1,723	48,451

				143,745

	Chemicals 0.0%†
	Advanced Emissions Solutions Inc.	United States	4,557	25,747

	Commercial Services & Supplies 0.0%†
	Covanta Holding Corp.	United States	2,532	31,397

	Diversified Financial Services 1.2%
a	Aequi Acquisition Corp.	United States	7,529	75,290
a	Ajax I	United States	6,643	70,881
a	Altimeter Growth Corp.	United States	2,513	30,633
a	Avanti Acquisition Corp.	Cayman Islands	5,477	55,646
a	Bluescape Opportunities Acquisition Corp.	United States	6,643	66,563
a	Bridgetown Holdings Ltd.	Hong Kong	4,293	44,647
a	Burgundy Technology Acquisition Corp.	United States	5,645	57,579
a	Consonance-HFW Acquisition Corp.	United States	687	6,913
a	Dragoneer Growth Opportunities Corp. II	United States	1,140	12,426
a,b	Executive Network Partnering Corp.	United States	4,539	113,475
a	Falcon Capital Acquisition Corp.	United States	2,819	29,543
a	Fast Acquisition Corp.	United States	1,355	14,024
a	FTAC Olympus Acquisition Corp.	United States	1,720	17,544
a	GO Acquisition Corp.	United States	1,285	13,043
a	Health Assurance Acquisition Corp.	United States	2,084	21,861
a	Investindustrial Acquisition Corp.	United Kingdom	2,577	26,002
a	Landcadia Holdings III Inc.	United States	7,368	74,638
a	Montes Archimedes Acquisition Corp.	United States	1,984	19,919
a	NextGen Acquisition Corp.	United States	2,204	22,062
a	Northern Star Acquisition Corp.	United States	2,080	20,904
a,c,d	One Call Corp.	United States	947	98,676
a	Pine Island Acquisition Corp.	United States	3,802	38,400
a	Population Health Investment Co. Inc.	United States	1,330	13,553
a	Starboard Value Acquisition Corp., A	United States	1,885	19,265
a	Supernova Partners Acquisition Co. Inc.	United States	2,694	28,098
a	Tekkorp Digital Acquisition Corp.	United States	3,289	33,383
a	Thunder Bridge Acquisition II Ltd.	United States	3,174	32,629
a	TPG Pace Beneficial Finance Corp.	United States	1,543	16,063
a	TPG Pace Tech Opportunities Corp.	United States	2,645	27,772
a	TWC Tech Holdings II Corp.	United States	2,887	29,505

				1,130,937

	Diversified Telecommunication Services 0.3%
a	Liberty Global PLC, C	United Kingdom	6,944	150,268
	Telecom Italia SpA	Italy	266,225	125,466
	Telecom Italia SpA, RSP	Italy	32,273	16,508

				292,242

	Electric Utilities 0.0%†
a,b	PG&E Corp.	United States	4,010	50,927

	Equity Real Estate Investment Trusts (REITs) 0.2%
b	VICI Properties Inc.	United States	9,186	232,314

14	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Hotels, Restaurants & Leisure 0.2%
	Carnival PLC	United States	8,777		$152,144

	Independent Power & Renewable Electricity Producers 0.5%
	Clearway Energy Inc., A	United States	17,917		486,267
b	Clearway Energy Inc., C	United States	133		3,893

					490,160

	Media 0.1%
a	Postmedia Network Canada Corp., B	Canada	56,068		69,508

	Multi-Utilities 0.1%
b	Northwestern Corp.	United States	1,076		62,408

	Paper & Forest Products 0.0%†
a,c	Topco Associates LLC	United Kingdom	100,439		—

	Professional Services 0.0%†
a,c,d	Acosta Inc.	United States	923		8,150

	Software 0.1%
a	Pluralsight Inc., A	United States	4,133		67,698

	Technology Hardware, Storage & Peripherals 0.1%
a,b	Dell Technologies Inc., C	United States	1,234		85,183

	Textiles, Apparel & Luxury Goods 0.1%
	Tapestry Inc.	United States	1,855		52,534

	Total Common Stocks and Other Equity Interests (Cost $2,388,399)				2,901,473

	Convertible Preferred Stocks 0.5%
	Diversified Financial Services 0.4%
a,c,d	One Call Corp., cvt. pfd.	United States	3,821		398,316

	Professional Services 0.1%
a,c,d	Acosta Inc., cvt. pfd.	United States	745		50,087

	Total Convertible Preferred Stocks (Cost $508,603)				448,403

	Preferred Stocks 0.7%
	Electric Utilities 0.3%
	SCE Trust II, 5.10%, pfd.	United States	1,490		36,654
	SCE Trust III, 5.75%, pfd., H	United States	1,342		32,611
	SCE Trust IV, 5.375%, pfd., J	United States	3,837		92,088
	SCE Trust V, 5.45%, pfd., K	United States	1,605		39,002
b	SCE Trust VI, 5.00%, pfd.	United States	3,404		80,334

					280,689

	Internet & Direct Marketing Retail 0.4%
	Qurate Retail Inc., 8.00%, pfd.	United States	3,445		338,402

	Trading Companies & Distributors 0.0%†
	WESCO International Inc., 10.625%, pfd., A	United States	791		24,268

	Total Preferred Stocks (Cost $599,867)				643,359

			Principal Amount*
	Convertible Bonds 0.9%
	Diversified Telecommunication Services 0.1%
e	Telecom Italia SpA, senior note, Reg S, 1.125%, 3/26/22	Italy	100,000	EUR	119,157

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Mortgage Real Estate Investment Trusts (REITs) 0.8%
	Apollo Commercial Real Estate Finance Inc., senior note, 4.75%, 8/23/22	United States	360,000		$340,068
	Blackstone Mortgage Trust Inc., senior note, 4.375%, 5/05/22	United States	360,000		358,884

					698,952

	Software 0.0%†
	Pluralsight Inc., senior note, 0.375%, 3/01/24	United States	10,000		9,088

	Total Convertible Bonds (Cost $807,325)				827,197

	Corporate Bonds and Notes 28.3%
	Aerospace & Defense 1.8%
	The Boeing Co., senior bond,
	3.625%, 2/01/31	United States	62,000		65,576
	5.805%, 5/01/50	United States	300,000		397,271
f	Bombardier Inc., 144A,
	senior bond, 5.75%, 3/15/22	Canada	360,000		356,742
	senior note, 6.00%, 10/15/22	Canada	100,000		95,333
	Spirit Aerosystems Inc.,
	senior note, 3.95%, 6/15/23	United States	400,000		386,750
	[f] senior secured note, 144A, 5.50%, 1/15/25	United States	118,000		125,522
	Triumph Group Inc.,
	senior note, 7.75%, 8/15/25	United States	33,000		29,081
	[f] senior secured note, 144A, 8.875%, 6/01/24	United States	239,000		263,946

					1,720,221

	Airlines 1.0%
	American Airlines 2013-2 Class A Pass-Through Trust, 4.95%, 1/15/23	United States	13,411		12,190
f	American Airlines Group Inc., senior note, 144A, 3.75%, 3/01/25	United States	300,000		197,766
f	Delta Air Lines Inc. / Skymiles IP Ltd., senior secured note, 144A,
	4.50%, 10/20/25	United States	473,000		499,738
	[b] 4.75%, 10/20/28	United States	134,000		144,451
f	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., senior secured note, 144A, 6.50%, 6/20/27	United States	55,000		59,744

					913,889

	Auto Components 0.1%
b	Lear Corp., senior bond, 5.25%, 5/15/49	United States	69,000		83,144

	Automobiles 0.5%
	Aston Martin Capital Holdings Ltd.,
	[e] senior note, Reg S, 6.50%, 4/15/22	United Kingdom	100,000		101,568
	[e] senior secured note, Reg S, 5.75%, 4/15/22	United Kingdom	100,000	GBP	135,371
	[f] senior secured note, 144A, 6.50%, 4/15/22	United Kingdom	100,000		101,569
	[f] senior secured note, 144A, 10.50%, 11/30/25	United Kingdom	96,000		100,020

					438,528

	Banks 0.6%
g,h	JPMorgan Chase & Co., II, junior sub. bond, FRN, 4.00%, (SOFR + 2.75%), Perpetual	United States	360,000		359,982
e,i	VTB Bank OJSC Via VTB Capital SA, loan participation, sub. senior note, Reg S, 6.95%, 10/17/22	Russia	200,000		214,317

					574,299

	Capital Markets 0.4%
f	eG Global Finance PLC, senior secured note, 144A,
	4.375%, 2/07/25	United Kingdom	192,000	EUR	225,208
	6.25%, 10/30/25	United Kingdom	161,000	EUR	197,478

					422,686

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Communications Equipment 1.5%
f	CommScope Finance LLC, senior note, 144A, 8.25%, 3/01/27	United States	360,000		$388,352
f	Entercom Media Corp., senior note, 144A, 7.25%, 11/01/24	United States	400,000		385,250
f	Plantronics Inc., senior note, 144A, 5.50%, 5/31/23	United States	360,000		362,021
b,f	Riverbed Technology Inc., senior note, 144A, 8.875%, 3/01/23	United States	344,000		240,800

					1,376,423

	Construction & Engineering 0.1%
	Fluor Corp.,
	senior bond, 4.25%, 9/15/28	United States	28,000		27,518
	senior note, 1.75%, 3/21/23	United States	100,000	EUR	111,368

					138,886

	Construction Materials 0.2%
f	CP Atlas Buyer Inc., senior note, 144A, 7.00%, 12/01/28	United States	182,000		188,711

	Diversified Consumer Services 0.4%
f	AMN Healthcare Inc., senior note, 144A, 4.00%, 4/15/29	United States	360,000		369,450

	Diversified Financial Services 0.4%
f	Advisor Group Holdings Inc., senior note, 144A, 10.75%, 8/01/27	United States	360,000		389,407

	Diversified Telecommunication Services 0.7%
f	Consolidated Communications Inc., senior secured note, 144A, 6.50%, 10/01/28	United States	96,000		104,201
f	Frontier Communications Corp., 144A,
	secured note, 6.75%, 5/01/29	United States	156,000		161,850
	senior secured note, 5.875%, 10/15/27	United States	125,000		131,641
	senior secured note, 5.00%, 5/01/28	United States	282,000		286,935

					684,627

	Electric Utilities 2.4%
	Edison International,
	senior bond, 4.125%, 3/15/28	United States	168,000		184,052
	[b] senior note, 5.75%, 6/15/27	United States	167,000		195,627
e	Eskom Holdings SOC Ltd., senior bond, Reg S,
	5.75%, 1/26/21	South Africa	222,000		221,250
	8.45%, 8/10/28	South Africa	200,000		215,750
f,j	NRG Energy Inc., 144A,
	senior bond, 3.625%, 2/15/31	United States	182,000		189,166
	senior note, 3.375%, 2/15/29	United States	182,000		186,322
	Pacific Gas and Electric Co.,
	secured bond, 4.55%, 7/01/30	United States	30,000		34,314
	[b] secured bond, 4.50%, 7/01/40	United States	320,617		360,814
	[b] secured bond, 4.95%, 7/01/50	United States	60,000		70,893
	secured note, 3.15%, 1/01/26	United States	200,720		212,307
	PG&E Corp., senior secured bond, 5.25%, 7/01/30	United States	360,000		392,850
	Southern California Edison Co.,
	[b] secured bond, 3.65%, 2/01/50	United States	29,000		33,709
	senior bond, C, 4.125%, 3/01/48	United States	13,000		15,801

					2,312,855

	Energy Equipment & Services 0.3%
f	Transocean Inc., senior note, 144A,
	7.50%, 1/15/26	United States	797,000		227,145
	8.00%, 2/01/27	United States	100,000		37,500

					264,645

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Equity Real Estate Investment Trusts (REITs) 0.9%
	iStar Inc., senior note, 5.50%, 2/15/26	United States	375,000		$376,641
f	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, senior secured note, 144A, 6.00%, 4/15/23	United States	500,000		511,562

					888,203

	Food & Staples Retailing 0.6%
e,h	Casino Guichard Perrachon SA, E, junior sub. bond, Reg S, 3.992%, Perpetual	France	500,000	EUR	256,108
f	The Fresh Market Inc., senior note, first lien, 144A, 9.75%, 5/01/23	United States	360,000		353,475

					609,583

	Health Care Providers & Services 0.2%
f	LifePoint Health, Inc., senior note, 144A, 5.375%, 1/15/29	United States	187,000		187,000

	Hotels, Restaurants & Leisure 1.5%
	Carnival PLC, senior bond, 1.00%, 10/28/29	United States	100,000	EUR	86,596
b,f	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	193,000		188,899
	Royal Caribbean Cruises Ltd.,
	senior bond, 5.25%, 11/15/22	United States	360,000		355,219
	[b,f] senior note, 144A, 9.125%, 6/15/23	United States	193,000		209,164
	[f] senior secured note, 144A, 11.50%, 6/01/25	United States	169,000		198,786
f	Scientific Games International Inc., senior note, 144A, 7.00%, 5/15/28	United States	400,000		417,324

					1,455,988

	Household Durables 1.2%
f	K. Hovnanian Enterprises Inc., senior secured note, 144A,
	10.00%, 11/15/25	United States	559,000		451,393
	7.75%, 2/15/26	United States	626,000		663,560

					1,114,953

	Household Products 0.4%
	Central Garden & Pet Co., senior note, 4.125%, 10/15/30	United States	360,000		379,818

	Insurance 0.4%
f,g	Ambac LSNI LLC, senior secured note, 144A, FRN, 6.00%, (3-Month USD LIBOR + 5.00%), 2/12/23	Cayman Islands	7		7
	Genworth Holdings Inc., senior note, 4.90%, 8/15/23	United States	400,000		385,730

					385,737

	Internet & Direct Marketing Retail 0.3%
f	Arches Buyer Inc., senior note, 144A, 6.125%, 12/01/28	United States	252,000		259,245

	Marine 0.1%
b,f	Stena International SA, senior secured bond, 144A, 5.75%, 3/01/24	Sweden	100,000		100,365

	Media 3.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond,
	6.484%, 10/23/45	United States	18,000		25,720
	5.375%, 5/01/47	United States	19,000		24,125
	[b] 5.75%, 4/01/48	United States	37,000		49,112
	5.125%, 7/01/49	United States	14,000		17,204
	3.70%, 4/01/51	United States	31,000		32,602
	Clear Channel Worldwide Holdings Inc., senior note, 9.25%, 2/15/24	United States	360,000		360,488
f	Cumulus Media New Holdings Inc., senior secured note, 144A, 6.75%, 7/01/26	United States	360,000		351,617
f	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A,
	senior note, 6.625%, 8/15/27	United States	46,000		26,436
	senior secured note, 5.375%, 8/15/26	United States	27,000		20,976
f	Gray Television Inc., senior note, 144A, 4.75%, 10/15/30	United States	360,000		365,850

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Media (continued)
	iHeartCommunications Inc., senior note, 8.375%, 5/01/27	United States	400,000	$425,726
	Liberty Interactive LLC, senior bond, 8.25%, 2/01/30	United States	360,000	396,526
f	Radiate Holdco LLC / Radiate Finance Inc., senior note, 144A, 6.50%, 9/15/28	United States	360,000	383,364
f	Terrier Media Buyer Inc., senior note, 144A, 8.875%, 12/15/27	United States	360,000	389,475
f	Univision Communications Inc., senior secured note, 144A, 6.625%, 6/01/27	United States	187,000	199,973

				3,069,194

	Metals & Mining 1.3%
f	CSN Inova Ventures, senior note, 144A, 6.75%, 1/28/28	Brazil	200,000	209,950
f	First Quantum Minerals Ltd., senior note, 144A,
	7.25%, 4/01/23	Zambia	200,000	205,195
	6.875%, 10/15/27	Zambia	300,000	314,250
f	Taseko Mines Ltd., senior secured note, 144A, 8.75%, 6/15/22	Canada	300,000	297,304
b,f	U.S. Steel Corp., senior secured note, 144A, 12.00%, 6/01/25	United States	185,000	211,546

				1,238,245

	Mortgage Real Estate Investment Trusts (REITs) 1.2%
f	Brookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, senior secured note, 144A, 5.75%, 5/15/26	United States	425,000	391,797
f	New Residential Investment Corp., senior note, 144A, 6.25%, 10/15/25	United States	720,000	706,950

				1,098,747

	Multiline Retail 0.4%
	Kohl’s Corp.,
	[b] senior bond, 5.55%, 7/17/45	United States	183,000	179,660
	senior note, 9.50%, 5/15/25	United States	136,000	170,932

				350,592

	Oil, Gas & Consumable Fuels 2.8%
	Cheniere Energy Partners LP, senior note, 4.50%, 10/01/29	United States	360,000	375,664
	Energy Transfer Operating LP, senior bond,
	5.30%, 4/15/47	United States	32,000	33,835
	6.25%, 4/15/49	United States	69,000	80,748
	Hurricane Finance PLC, senior note, 8.00%, 10/15/25	United Kingdom	134,000	193,247
f	Moss Creek Resources Holdings Inc., senior note, 144A,
	7.50%, 1/15/26	United States	6,000	4,095
	[b] 10.50%, 5/15/27	United States	169,000	117,878
	Occidental Petroleum Corp., senior note, 2.70%, 8/15/22	United States	387,000	381,892
	Petrobras Global Finance BV, senior bond,
	6.90%, 3/19/49	Brazil	153,000	186,277
	6.75%, 6/03/50	Brazil	67,000	79,119
	Petroleos Mexicanos,
	senior bond, 5.95%, 1/28/31	Mexico	87,000	81,019
	senior bond, 6.375%, 1/23/45	Mexico	152,000	127,680
	senior bond, 6.75%, 9/21/47	Mexico	316,000	272,267
	senior bond, 6.35%, 2/12/48	Mexico	151,000	126,598
	senior bond, 6.95%, 1/28/60	Mexico	101,000	87,113
	senior note, 3.50%, 1/30/23	Mexico	135,000	134,771
	[f] senior note, 144A, 6.875%, 10/16/25	Mexico	47,000	49,186
	senior note, 4.50%, 1/23/26	Mexico	53,000	50,049
b	QEP Resources Inc., senior bond,
	5.375%, 10/01/22	United States	39,000	35,563
	5.25%, 5/01/23	United States	88,000	75,372
	Sunoco Logistics Partners Operations LP, senior bond,
	5.30%, 4/01/44	United States	39,000	40,959
	5.35%, 5/15/45	United States	31,000	32,602

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Oil, Gas & Consumable Fuels (continued)
f	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., senior note, 144A,
	4.75%, 10/01/23	United States	11,000	$10,827
	7.50%, 10/01/25	United States	60,000	61,913

				2,638,674

	Paper & Forest Products 0.1%
f	Paper Industries Intermediate Financing SARL, senior secured note, 144A, 6.00%, 3/01/25	Luxembourg	52,666	48,059

	Pharmaceuticals 0.0%†
f	Viatris Inc., senior bond, 144A, 4.00%, 6/22/50	United States	24,000	27,439

	Real Estate Management & Development 0.4%
f	Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 144A, 9.375%, 4/01/27	United States	344,000	377,402

	Road & Rail 0.4%
f	Uber Technologies Inc., senior note, 144A, 6.25%, 1/15/28	United States	350,000	371,438

	Software 0.2%
b,f	Veritas U.S. Inc. / Veritas Bermuda Ltd., senior secured note, 144A, 7.50%, 9/01/25	United States	163,000	164,783

	Specialty Retail 1.5%
f	Carvana Co., senior note, 144A,
	[b] 5.625%, 10/01/25	United States	73,000	73,457
	5.875%, 10/01/28	United States	81,000	82,316
f	IRB Holding Corp., senior note, 144A, 6.75%, 2/15/26	United States	360,000	373,050
b,f	L Brands Inc., senior bond, 144A, 6.625%, 10/01/30	United States	162,000	178,301
f	PetSmart Inc., senior note, first lien, 144A, 5.875%, 6/01/25	United States	360,000	364,815
f	Staples Inc., senior note, 144A, 10.75%, 4/15/27	United States	400,000	376,500

				1,448,439

	Thrifts & Mortgage Finance 0.8%
	Radian Group Inc., senior note, 4.875%, 3/15/27	United States	720,000	766,800

	Total Corporate Bonds and Notes (Cost $26,112,315)			26,858,475

	Corporate Bonds and Notes in Reorganization 0.7%
	Diversified Telecommunication Services 0.7%
k	Frontier Communications Corp., senior bond,
	7.125%, 1/15/23	United States	49,000	22,632
	6.875%, 1/15/25	United States	24,000	11,175
	9.00%, 8/15/31	United States	141,000	65,565
f,k	Intelsat Jackson Holdings SA, senior secured note, first lien, 144A, 9.50%, 9/30/22	Luxembourg	454,000	502,911

				602,283

	Oil, Gas & Consumable Fuels 0.0%†
f,k	American Energy- Permian Basin LLC, senior secured note, 144A, 12.00%, 10/01/24	United States	962,000	24,050

	Total Corporate Bonds and Notes in Reorganization (Cost $1,397,502)			626,333

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
g,l	Senior Floating Rate Interests 3.1%
	Airlines 0.1%
	Delta Air Lines Inc., Term Loan B, 4.75%, (3-Month USD LIBOR + 3.75%), 10/20/27	United States	46,606		$47,748

	Communications Equipment 0.4%
	Riverbed Technology Inc., Term Loan B, 4.25%, (1-Month USD LIBOR + 3.25%), 4/24/22	United States	411,411		373,400

	Diversified Telecommunication Services 1.1%
	Frontier Communications Corp., Term Loan DIP, 5.75%, (1-Month USD LIBOR + 4.75%), 10/08/21	United States	84,122		84,385
	Intelsat Jackson Holdings SA,
	[m] Term Loan DIP, 6.50%, (1-Month USD LIBOR + 5.50%), 7/13/22	United States	333,953		342,198
	Term Loan B3, 8.00%, (6-Month USD LIBOR + 3.75%), 11/27/23	United States	281,120		285,572
	Term Loan B4, 8.75%, (1-Month USD LIBOR + 4.50%), 1/02/24	United States	16,979		17,267
	Term Loan B5, 8.625%, (6-Month USD LIBOR + 6.63%), 1/02/24	United States	329,824		335,949

					1,065,371

	Hotels, Restaurants & Leisure 0.2%
	Golden Nugget Inc., Term Loan B, 3.25%, (1-Month USD LIBOR + 2.50%), 10/04/23	United States	73,471		70,296
m	Playa Hotels & Resorts NV, Term Loan B1, 3.75%, (1-Month USD LIBOR + 2.75%), 4/29/24	United States	174,012		159,991

					230,287

	Independent Power & Renewable Electricity Producers 0.1%
	Array Technologies Inc., Term Loan B, 5.00%, (1-Month USD LIBOR + 4.00%), 10/14/27	United States	120,613		120,312

	Personal Products 0.1%
	Creed, Term Loan BE, 5.00%, (6-Month EURIBOR + 5.00%), 5/28/27	United Kingdom	111,326		123,499

	Specialty Retail 1.1%
	Douglas Holding AG, Term Loan B1, 3.50%, (3-Month EURIBOR + 3.50%), 8/12/22	Germany	373,007		399,149
	PETCO Animal Supplies Inc., Term Loan B1, 4.25%, (3-Month USD LIBOR + 3.25%), 1/26/23	United States	372,527		352,735
m	PetSmart Inc., Term Loan B2, 4.50%, (1-Month USD LIBOR + 4.00%), 3/11/22	United States	312,956		311,815

					1,063,699

	Total Senior Floating Rate Interests (Cost $2,889,467)				3,024,316

	Foreign Government and Agency Securities 5.2%
	Government of Argentina,
	senior bond, 0.125%, 7/09/35	Argentina	298,760		105,910
	senior bond, 0.125%, 7/09/46	Argentina	173,271		62,378
	senior note, 1.00%, 7/09/29	Argentina	24,417		10,487
f	Government of Bahamas, senior bond, 144A, 8.95%, 10/15/32	Bahamas	200,000		217,450
e	Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	200,000		231,715
	Government of Egypt, senior bond,
	[f] 144A, 8.875%, 5/29/50	Egypt	200,000		223,089
	[e] Reg S, 8.70%, 3/01/49	Egypt	200,000		220,008
e	Government of Germany, senior bond, Reg S, 0.50%, 2/15/25	Germany	94,000	EUR	118,271
b	Government of Italy, senior note, 2.375%, 10/17/24	Italy	373,000		392,422
f	Government of Jordan, senior note, 144A, 4.95%, 7/07/25	Jordan	200,000		209,267
	Government of Mexico, senior bond,
	4.75%, 4/27/32	Mexico	200,000		237,000
	5.00%, 4/27/51	Mexico	200,000		241,100
e	Government of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	200,000		225,886

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
e	Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	421,000		$448,369
	Government of Russia,
	[e] senior bond, Reg S, 5.25%, 6/23/47	Russia	200,000		272,162
	senior note, 6227, 7.40%, 7/17/24	Russia	19,022,000	RUB	269,221
	senior note, 6229, 7.15%, 11/12/25	Russia	43,267,000	RUB	616,433
	senior note, 6232, 6.00%, 10/06/27	Russia	29,540,000	RUB	397,854
f	Government of Saudi Arabia, senior bond, 144A, 2.75%, 2/03/32	Saudi Arabia	221,000		233,164
	Government of Turkey, senior note, 6.375%, 10/14/25	Turkey	200,000		210,228

	Total Foreign Government and Agency Securities (Cost $4,686,922)				4,942,414

	U.S. Government and Agency Securities 0.2%
	U.S. Treasury Bond,
	1.125%, 8/15/40	United States	40,000		38,344
	1.375%, 11/15/40	United States	82,000		82,051
	U.S. Treasury Note, 0.50%, 10/31/27	United States	75,000		74,426

	Total U.S. Government and Agency Securities (Cost $195,564)				194,821

	Asset-Backed Securities and Commercial Mortgage- Backed Securities 36.7%
	Diversified Financial Services 20.8%
f,n	ACIS CLO Ltd., 2014-5A, D, 144A, FRN, 4.554%, (3-Month USD LIBOR + 4.34%), 11/01/26	United States	1,120,000		1,131,621
f	AMSR Trust, 144A,
	2019-SFR1, H, 6.04%, 1/19/39	United States	750,000		754,510
	2019-SFR1, I, 8.976%, 1/19/39	United States	750,000		761,874
o	CD Mortgage Trust, 2019-CD8, C, FRN, 3.719%, 8/15/57	United States	384,000		389,417
f,n	CIFC Funding 2015-IV Ltd., 2019-4A, CR, 144A, FRN, 4.218%, (3-Month USD LIBOR + 4.00%), 10/20/27	United States	1,500,000		1,499,620
	CitiMortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%, 1/25/22	United States	23,672		23,214
f,n	Cutwater 2014-II Ltd., 2017-2A, CR, 144A, FRN, 3.987%, (3-Month USD LIBOR + 3.75%), 1/15/27	United States	1,000,000		985,097
f,n	CVP Cascade CLO-2 Ltd., 2014-2A, C, 144A, FRN, 4.018%, (3-Month USD LIBOR + 3.80%), 7/18/26	United States	700,000		708,338
	Delta Funding Home Equity Loan Trust, 2000-2, M2, 8.86%, 8/15/30	United States	290,535		262,398
f,n	Goldentree Loan Management US CLO 6 Ltd., 2019-6A, C, 144A, FRN, 2.818%, (3-Month USD LIBOR + 2.60%), 1/20/33	United States	1,000,000		1,003,328
f,n	GPMT Ltd., 2019-FL2, D, 144A, FRN, 3.097%, (1-Month USD LIBOR + 2.95%), 2/22/36	United States	1,000,000		958,800
	GSAA Trust, 2006-7, AF3, 6.22%, 3/25/46	United States	244,488		148,433
f	GSMSC Pass-Through Trust, 144A, FRN,
	[n] 2009-4R, 2A3, 0.599%, (1-Month USD LIBOR + 0.45%), 12/26/36	United States	748,480		493,508
	[o] 2009-5R, 3A2, 5.50%, 10/26/35	United States	164,963		164,103
f,n	Hull Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.818%, (3-Month USD LIBOR + 3.60%), 10/18/26	United States	1,130,000		926,092
f,n	JFIN CLO Ltd., 2017-1A, DR, 144A, FRN, 2.90%, (3-Month USD LIBOR + 2.65%), 3/15/26	United States	650,000		593,527
f,n	KREF Ltd., 2018-FL1, D, 144A, FRN, 2.694%, (1-Month USD LIBOR + 2.55%), 6/15/36	United States	300,000		289,890
	MASTR Adjustable Rate Mortgages Trust, FRN,
	[o] 2004-10, B1, 3.188%, 10/25/34	United States	531,183		478,730
	[n] 2006-OA1, 1A1, 0.36%, (1-Month USD LIBOR + 0.21%), 4/25/46	United States	273,547		247,778
f,n	Mountain View CLO Ltd., 2018-1A, DRR, 144A, FRN, 3.887%, (3-Month USD LIBOR + 3.65%), 10/15/26	United States	1,290,000		1,214,399
f,n	OHA Credit Funding 4 Ltd., 2019-4A, C, 144A, FRN, 2.866%, (3-Month USD LIBOR + 2.65%), 10/22/32	United States	1,000,000		1,000,207

22	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
f	S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	772,730	$740,850
f,n	Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.75%, (3-Month USD LIBOR + 3.50%), 6/15/25	United States	1,160,000	1,163,429
o	STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 3.858%, 4/25/37	United States	78,788	60,032
n	Suntrust Alternative Loan Trust, 2005-1F, 1A1, FRN, 0.80%, (1-Month USD LIBOR + 0.65%), 12/25/35	United States	202,639	168,297
n	Terwin Mortgage Trust, 2003-6HE, M2, FRN, 2.775%, (1-Month USD LIBOR + 2.63%), 11/25/33	United States	144,756	142,649
f	Thunderbolt II Aircraft Lease Ltd., 2018-A, A, 144A, 4.147%, 9/15/38	United States	2,657,400	2,546,058
	Wells Fargo Alternative Loan Trust, 2007-PA3, 2A2, 6.00%, 7/25/37	United States	137,946	137,860
f,n	Westchester CLO Ltd., 2007-1A, E, 144A, FRN, 4.514%, (3-Month USD LIBOR + 4.30%), 8/01/22	United States	321,136	322,000
f,n	ZAIS CLO 1 Ltd., 2018-1A, CR, 144A, FRN, 3.647%, (3-Month USD LIBOR + 3.41%), 4/15/28	United States	517,379	449,126

				19,765,185

	Mortgage Real Estate Investment Trusts (REITs) 15.9%
o	American Home Mortgage Assets Trust, 2005-1, 1A1, FRN, 3.044%, 11/25/35	United States	115,726	99,384
o	Banc of America Mortgage Trust, FRN,
	2005-K, 2A1, 3.045%, 12/25/35	United States	203,219	194,085
	2005-L, 1A1, 3.749%, 1/25/36	United States	133,540	126,837
	2005-L, 3A1, 4.124%, 1/25/36	United States	284,608	263,514
f,o	BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 3.688%, 3/26/37	United States	268,035	231,521
o	Bear Stearns ARM Trust, FRN,
	2002-11, 1A2, 3.75%, 2/25/33	United States	4,530	4,150
	2006-2, 4A1, 3.673%, 7/25/36	United States	47,273	43,807
f,o	Citigroup Commercial Mortgage Trust, 2014-GC19, D, 144A, FRN, 5.262%, 3/10/47	United States	1,200,000	1,174,557
o	Citigroup Mortgage Loan Trust, 2007-AR5, 2A1A, FRN, 4.025%, 4/25/37	United States	102,919	99,308
	Countrywide Alternative Loan Trust,
	2005-73CB, 1A2, 6.25%, 1/25/36	United States	162,848	168,277
	[n] 2005-IM1, A1, FRN, 0.75%, (1-Month USD LIBOR + 0.60%), 1/25/36	United States	139,223	130,867
	2005-J10, 2A4, 6.00%, 10/25/35	United States	431,564	307,730
	2006-4CB, 2A3, 5.50%, 4/25/36	United States	68,755	65,801
o	Credit Suisse First Boston Mortgage Securities Corp., 2004-AR3, CB2, FRN, 3.306%, 4/25/34	United States	123,917	107,690
	CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	811,946	435,040
f	FHLMC Structured Agency Credit Risk Debt Notes, 144A, FRN,
	[o] 2017-SPI1, M2, 4.001%, 9/25/47	United States	595,367	594,194
	[n] 2018-HRP1, B2, 11.90%, (1-Month USD LIBOR + 11.75%), 5/25/43	United States	3,018,047	3,247,331
	[o] 2018-SPI2, M2, 3.81%, 5/25/48	United States	516,127	515,271
	[n] 2020-DNA4, M2, 3.90%, (1-Month USD LIBOR + 3.75%), 8/25/50	United States	1,000,000	1,018,959
o	First Horizon Alternative Mortgage Securities Trust, 2004-AA2, 2A1, FRN, 2.748%, 8/25/34	United States	205,642	207,067
	GSR Mortgage Loan Trust, 2004-6F, 2A4, 5.50%, 5/25/34	United States	165,465	172,318
	Impac CMB Trust,
	2004-4, 2A2, 4.979%, 9/25/34	United States	157,453	167,741
	[n] 2004-8, 3B, FRN, 2.775%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	126,626	124,771
	[n] 2005-2, 2B, FRN, 2.625%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	93,754	89,925
	[n] 2005-4, 2B1, FRN, 2.625%, (1-Month USD LIBOR + 2.48%), 5/25/35	United States	139,182	136,313
	[n] 2005-4, 2M1, FRN, 0.90%, (1-Month USD LIBOR + 0.75%), 5/25/35	United States	162,379	151,783
	[n] 2005-8, 2B, FRN, 2.40%, (1-Month USD LIBOR + 2.25%), 2/25/36	United States	116,043	114,233
n	IndyMac INDX Mortgage Loan Trust, FRN,
	2006-AR12, A1, 0.34%, (1-Month USD LIBOR + 0.19%), 9/25/46	United States	107,100	98,207
	2006-AR29, A2, 0.23%, (1-Month USD LIBOR + 0.08%), 11/25/36	United States	141,445	134,182

franklintempleton.com	Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
o	JPMBB Commercial Mortgage Securities Trust, 2015-C28, C, FRN, 4.29%, 10/15/48	United States	496,426	$468,520
o	JPMorgan Mortgage Trust, FRN,
	2006-A5, 6A1, 3.457%, 8/25/36	United States	257,341	229,499
	2006-A7, 2A3, 3.206%, 1/25/37	United States	119,374	111,531
	2007-A2, 2A1, 3.587%, 4/25/37	United States	171,836	156,870
	Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	72,905	77,768
o	MASTR Alternative Loan Trust, 2007-HF1, 3A1, FRN, 2.675%, 10/25/47	United States	666,716	481,492
o	MASTR Seasoned Securitization Trust, 2004-1, 4A1, FRN, 2.693%, 10/25/32	United States	45,615	46,204
n	New Century Home Equity Loan Trust, 2003-4, M1, FRN, 1.275%, (1-Month USD LIBOR + 1.13%), 10/25/33	United States	491,035	487,333
f	PRPM LLC, 2020-3, A2, 144A, 5.071%, 9/25/25	United States	500,000	500,823
o	RFMSI Trust, 2007-SA2, 3A, FRN, 5.493%, 4/25/37	United States	964,262	397,537
n	Securitized Asset Backed Receivables LLC Trust, 2004-OP2, A2, FRN, 0.85%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	185,230
o	Structured ARM Loan Trust, 2004-4, B1, FRN, 2.88%, 4/25/34	United States	436,210	403,084
o	Wachovia Mortgage Loan Trust LLC, 2005-B, 1A1, FRN, 2.693%, 10/20/35	United States	366,029	353,056
n	Washington Mutual Mortgage Pass-Through Certificates, 2006-4, 3A2B, FRN, 0.23%, (1-Month USD LIBOR + 0.08%), 5/25/36	United States	263,282	202,865
o	Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2003-AR3, B1, FRN, 3.24%, 6/25/33	United States	243,713	229,052
f	Wells Fargo Commercial Mortgage Trust, 2017-C38, D, 144A, 3.00%, 7/15/50	United States	750,000	609,122

				15,164,849

	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $35,169,075)			34,930,034

	Municipal Bonds in Reorganization 1.2%
	Puerto Rico 1.2%
k	Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
	5.50%, 7/01/39	United States	155,000	105,400
	5.00%, 7/01/41	United States	225,000	146,250
k	Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	1,330,000	871,150

	Total Municipal Bonds in Reorganization (Cost $873,250)			1,122,800

		Number of Contracts	Notional Amount#
	Options Purchased 0.0%†
	Calls – Exchange-Traded 0.0%†
	Energy Transfer LP, January Strike Price $7.00, Expires 1/15/21	118	11,800	2,360

	Puts – Exchange-Traded 0.0%†
	AMC Entertainment Holdings Inc., January Strike Price $2.00, Expires 1/15/21	47	4,700	658
	Bed Bath & Beyond Inc., January Strike Price $4.00, Expires 1/15/21	112	11,200	224
	The Boeing Co., January Strike Price $150.00, Expires 1/15/21	11	1,100	990
	Dow Inc., January Strike Price $35.00, Expires 1/15/21	26	2,600	364
	SPDR S&P 500 ETF Trust, January Strike Price $330.00, Expires 1/15/21	10	1,000	2,700

				4,936

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Number of Contracts	Notional Amount#		Value
	Options Purchased (continued)†
	Puts – Over-the-Counter 0.0%†
	AMC Entertainment Holdings Inc., Counterparty JPHQ, January Strike Price $2.00, Expires 1/15/21	13	1,300		$182
	American Airlines Group Inc., Counterparty JPHQ, January Strike Price $15.00, Expires 1/15/21	40	4,000		7,800
	B&G Foods Inc., Counterparty GSCO, May Strike Price $25.00, Expires 5/21/21	37	3,700		7,678
	Casino Guichard-Perrachon SA, Counterparty BOFA, December Strike Price 20.00 EUR, Expires 12/18/20	18	1,800		429
	The Kroger Co., Counterparty JPHQ, April Strike Price $30.00, Expires 4/16/21	107	10,700		14,338

					30,427

	Total Options Purchased (Cost $105,127)				37,723

	Total Investments before Short Term Investments (Cost $75,733,416)				76,557,348

		Country	Principal Amount*
	Short Term Investments 13.9%
p	Credit-Linked Notes 0.5%
c,f	Citigroup Global Markets Holdings Inc., G, senior note, (Egypt), 144A, zero cpn., 4/22/21	Egypt	2,684,000	EGP	162,894
f	HSBC Bank PLC, E, senior note, (Egypt), 144A, zero cpn., 1/14/21	Egypt	1,300,000	EGP	81,679
c,f	ICBC Standard Bank PLC, EmTN, (Egypt), 144A, zero cpn., 3/04/21	Egypt	4,800,000	EGP	297,213

	Total Credit-Linked Notes (Cost $538,058)				541,786

			Shares
	Money Market Funds (Cost $8,281,488) 8.7%
q	Fidelity Investments Money Market Government Portfolio, Institutional, 0.01%	United States	8,281,488		8,281,488

			Principal Amount*
	Repurchase Agreements (Cost $4,425,822) 4.7%
r	Joint Repurchase Agreement, 0.070%, 12/01/20 (Maturity Value $4,425,831)	United States	4,425,822		4,425,822

BNP Paribas Securities Corp. (Maturity Value $1,827,470)
Deutsche Bank Securities Inc. (Maturity Value $770,891)
HSBC Securities (USA) Inc. (Maturity Value $1,827,470)
Collateralized by U.S. Government Agency Securities, 3.00%–5.00%,
1/15/40–8/20/50; [s]U.S. Treasury Bills, 4/29/21; and U.S. Treasury
Notes, 1.63%, 11/15/22 (valued at $4,515,845)

	Total Investments (Cost $88,978,784) 94.4%				89,806,444
	Options Written (0.0)%†				(130)
	Securities Sold Short (6.7)%				(6,368,276)
	Other Assets, less Liabilities 12.3%				11,615,728

	Net Assets 100.0%				$95,053,766

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Number of Contracts	Notional Amount#		Value
t	Options Written (Proceeds $1,559) (0.0)%†
	Puts – Exchange-Traded (0.0)%†
	Dow Inc., January Strike Price $27.50, Expires 1/15/21	26	2,600		$(130)

		Country	Shares
u	Securities Sold Short (6.7)%
	Common Stocks (0.4)%
	Airlines (0.1)%
	American Airlines Group Inc.	United States	6,500		(91,845)

	Hotels, Restaurants & Leisure (0.2)%
	Carnival Corp.	United States	8,470		(169,230)

	Software (0.1)%
	VMware Inc., A	United States	565		(79,038)

	Total Common Stocks (Proceeds $278,600)				(340,113)

			Principal Amount*
	Corporate Bonds and Notes (5.3)%
	Aerospace & Defense (0.2)%
f	Spirit Aerosystems Inc., secured note, 144A, 7.50%, 4/15/25	United States	87,000		(93,579)
	Triumph Group Inc., senior note, 5.25%, 6/01/22	United States	138,000		(127,305)

					(220,884)

	Airlines (0.4)%
f	American Airlines Inc., senior secured note, 144A, 11.75%, 7/15/25	United States	310,000		(343,325)

	Banks (0.1)%
e,g,h	China Zheshang Bank Co. Ltd., junior sub. bond, FRN, Reg S, 5.45%, (US 5 Year CMT T-Note + 3.52%), Perpetual	China	72,000		(73,265)

	Chemicals (0.2)%
	The Dow Chemical Co.,
	senior bond, 4.80%, 5/15/49	United States	79,000		(103,053)
	senior note, 4.80%, 11/30/28	United States	68,000		(83,707)

					(186,760)

	Construction & Engineering (0.5)%

	Fluor Corp., senior bond, 3.50%, 12/15/24	United States	191,000		(187,180)
f	Tutor Perini Corp., senior note, 144A, 6.875%, 5/01/25	United States	199,000		(199,768)
e	Webuild SpA, senior note, Reg S,
	1.75%, 10/26/24	Italy	56,000	EUR	(63,251)
	3.625%, 1/28/27	Italy	26,000	EUR	(29,063)

					(479,262)

	Containers & Packaging (0.0)%†
f	Flex Acquisition Co. Inc., senior note, 144A, 7.875%, 7/15/26	United States	8,000		(8,440)

	Diversified Consumer Services (0.3)%
f	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	294,000		(288,488)

	Diversified Financial Services (0.6)%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
	senior bond, 3.875%, 1/23/28	Ireland	207,000		(211,330)
	senior note, 4.875%, 1/16/24	Ireland	174,000		(187,511)
	senior note, 6.50%, 7/15/25	Ireland	171,000		(197,845)

					(596,686)

	Diversified Telecommunication Services (0.2)%
e	DKT Finance ApS, senior secured note, Reg S, 7.00%, 6/17/23	Denmark	156,000	EUR	(192,232)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
u	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Energy Equipment & Services (0.1)%
e	Saipem Finance International BV, E, senior note, Reg S, 2.625%, 1/07/25	Italy	89,000	EUR	$(108,871)

	Equity Real Estate Investment Trusts (REITs) (0.4)%
f	Iron Mountain Inc., senior bond, 144A, 5.25%, 3/15/28	United States	149,000		(156,170)
	Kimco Realty Corp., senior note, 1.90%, 3/01/28	United States	60,000		(60,379)
	Simon Property Group LP, senior bond, 2.65%, 7/15/30	United States	115,000		(120,707)

					(337,256)

	Food & Staples Retailing (0.9)%
e	Casino Guichard Perrachon SA, E, senior bond, Reg S, 4.561%, 1/25/23	France	200,000	EUR	(237,602)
	Koninklijke Ahold Delhaize NV, senior bond, 5.70%, 10/01/40	Netherlands	196,000		(287,052)
	The Kroger Co., senior bond,
	5.40%, 1/15/49	United States	78,000		(113,621)
	3.95%, 1/15/50	United States	4,000		(4,909)
f	Seg Holding LLC / Seg Finance Corp., senior secured note, 144A, 5.625%, 10/15/28	United States	149,000		(156,450)

					(799,634)

	Food Products (0.1)%
	B&G Foods Inc., senior note, 5.25%, 9/15/27	United States	115,000		(120,354)

	Hotels, Restaurants & Leisure (0.3)%
f	Golden Nugget Inc., senior note, 144A, 8.75%, 10/01/25	United States	188,000		(189,763)
	RHP Hotel Properties LP / RHP Finance Corp., senior note, 4.75%, 10/15/27	United States	71,000		(70,587)

					(260,350)

	Multiline Retail (0.1)%
f	Macy’s Inc., senior secured note, 144A, 8.375%, 6/15/25	United States	101,000		(110,230)

	Oil, Gas & Consumable Fuels (0.4)%
	Continental Resources Inc., senior note,
	3.80%, 6/01/24	United States	27,000		(27,361)
	4.375%, 1/15/28	United States	55,000		(54,847)
	Newfield Exploration Co., senior bond, 5.375%, 1/01/26	United States	27,000		(28,312)
	Ovintiv Inc., senior bond, 6.50%, 8/15/34	United States	27,000		(29,016)
f	SM Energy Co., secured note, 144A, 10.00%, 1/15/25	United States	54,000		(55,181)
f	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., senior bond, 144A, 5.50%, 1/15/28	United States	202,000		(192,992)

					(387,709)

	Professional Services (0.1)%
e	Teleperformance, senior note, Reg S, 1.875%, 7/02/25	France	100,000	EUR	(128,586)

	Software (0.1)%
f	Veritas U.S. Inc. / Veritas Bermuda Ltd., senior note, 144A, 10.50%, 2/01/24	United States	129,000		(129,793)

	Specialty Retail (0.2)%
f	Dave & Buster’s Inc., senior secured note, 144A, 7.625%, 11/01/25	United States	130,000		(135,200)
f	PetSmart Inc., senior note, 144A, 8.875%, 6/01/25	United States	69,000		(69,604)

					(204,804)

	Wireless Telecommunication Services (0.1)%
e	Softbank Group Corp., senior bond, Reg S, 5.125%, 9/19/27	Japan	100,000		(104,988)

	Total Corporate Bonds and Notes (Proceeds $4,684,566)				(5,081,917)

franklintempleton.com	Semiannual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
u	Securities Sold Short (continued)
	Foreign Government and Agency Securities (0.2)%
	Government of Italy, senior bond,
	[e,f] 144A, Reg S, 5.00%, 3/01/25	Italy	88,000	EUR	$(127,865)
	5.25%, 11/01/29	Italy	63,000	EUR	(106,585)

	Total Foreign Government and Agency Securities (Proceeds $202,782)				(234,450)

	U.S. Government and Agency Securities (0.8)%
	U.S. Treasury Bond,
	1.125%, 5/15/40	United States	121,000		(116,302)
	1.375%, 8/15/50	United States	201,000		(191,029)
	U.S. Treasury Note,
	0.25%, 10/31/25	United States	200,000		(198,969)
	0.875%, 11/15/30	United States	205,000		(205,496)

	Total U.S. Government and Agency Securities (Proceeds $715,584)				(711,796)

	Total Securities Sold Short (Proceeds $5,881,532)				$(6,368,276)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At November 30, 2020, the aggregate value of these securities and/or cash pledged amounted to $4,713,893, representing 5.0% of net assets.

cFair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.

dSee Note 9 regarding restricted securities.

eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the net value of these securities was $1,714,209, representing 1.8% of net assets.

fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. At November 30, 2020, the net value of these securities was $41,606,214, representing 43.8% of net assets.

gThe coupon rate shown represents the rate at period end.

hPerpetual security with no stated maturity date.

iSee Note 1(g) regarding loan participation notes.

jA portion or all of the security purchased on a delayed delivery basis. See Note 1(d).

kSee Note 7 regarding defaulted securities.

lSee Note 1(j) regarding senior floating rate interests.

mSee Note 10 regarding unfunded loan commitments.

nThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

oAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

pSee Note 1(h) regarding credit-linked notes.

qThe rate shown is the annualized seven-day effective yield at period end.

rSee Note 1(c) regarding joint repurchase agreement.

sThe security was issued on a discount basis with no stated coupon rate.

tSee Note 1(e) regarding written options.

uSee Note 1(i) regarding securities sold short.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At November 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
CBOE VIX Futures	Long	8	$179,000	12/16/20	$(25,008)
CBOE VIX Futures	Long	7	175,525	3/17/21	(13,782)
S&P 500 E-Mini Index	Short	14	2,536,240	12/18/20	(164,224)

Total Futures Contracts					$(203,014)

*As of period end.

At November 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	362,726	$63,055	12/02/20	$4,651	$—
Brazilian Real	JPHQ	Sell	362,726	67,635	12/02/20	—	(71)
Indonesian Rupiah	JPHQ	Buy	8,424,923,778	596,751	12/16/20	—	(1,126)
Indonesian Rupiah	JPHQ	Sell	16,221,287,077	1,091,547	12/16/20	106	(55,371)
Russian Ruble	JPHQ	Buy	60,349,834	769,116	12/16/20	19,857	—
Russian Ruble	JPHQ	Sell	148,660,041	1,927,534	12/16/20	—	(15,946)
Turkish Lira	JPHQ	Buy	1,073,486	137,448	12/16/20	—	(1,049)
South African Rand	JPHQ	Buy	7,116,435	430,838	12/17/20	27,564	—
South African Rand	JPHQ	Sell	2,442,843	151,255	12/17/20	—	(6,100)
British Pound	JPHQ	Sell	480,000	614,048	1/29/21	—	(26,354)
Euro	JPHQ	Buy	510,000	603,739	1/29/21	5,711	—
Euro	JPHQ	Sell	2,240,000	2,625,656	1/29/21	—	(51,144)

Total Forward Exchange Contracts						$57,889	$(157,161)

Net unrealized appreciation (depreciation)							$(99,272)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At November 30, 2020, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Malaysia	(1.00)%	Quarterly	12/20/24	435,000	$(12,877)	$(11,525)	$(1,352)
Government of Mexico	(1.00)%	Quarterly	12/20/23	15,000	(255)	(232)	(23)
Government of Mexico	(1.00)%	Quarterly	6/20/23	186,000	(2,926)	(26)	(2,900)
Government of Mexico	(1.00)%	Quarterly	12/20/23	966,000	(16,438)	(3,881)	(12,557)
Government of South Africa	(1.00)%	Quarterly	12/20/24	900,000	34,537	26,654	7,883
Government of South Africa	(1.00)%	Quarterly	12/20/24	903,000	34,652	26,642	8,010
Government of Turkey	(1.00)%	Quarterly	6/20/22	6,000	187	316	(129)
Government of Turkey	(1.00)%	Quarterly	6/20/24	462,000	38,991	46,375	(7,384)
Traded Index
CDX.NA.HY.25	(5.00)%	Quarterly	12/20/20	1,241,000	(3,185)	24,992	(28,177)
CDX.NA.HY.34	(5.00)%	Quarterly	6/20/25	3,450,000	(301,347)	17,346	(318,693)

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Contracts to Sell Protection[c,d]
Single Name
Government of South Africa	1.00%	Quarterly		12/20/24	786,000	$(30,162)	$(61,216)	$31,054	BB-
Government of South Africa	1.00%	Quarterly		12/20/24	184,000	(7,061)	(5,367)	(1,694)	BB-
Government of Turkey	1.00%	Quarterly		12/20/22	136,000	(5,976)	(6,150)	174	B+

Total Centrally Cleared Swap Contracts						$(271,860)	$53,928	$(325,788)

OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name			Counterparty
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	24,000	2,695	3,641	(946)
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	12/20/21	14,000	1,572	1,792	(220)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/21	24,000	2,695	4,069	(1,374)
American Airlines Group Inc.	(5.00)%	Quarterly	JPHQ	12/20/21	10,000	1,123	1,333	(210)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/23	35,000	2,986	8,139	(5,153)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/23	36,000	3,072	8,203	(5,131)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/25	100,000	15,562	26,013	(10,451)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/23	18,000	1,536	4,175	(2,639)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/25	13,000	2,023	3,533	(1,510)
Carnival Corp.	(1.00)%	Quarterly	FBCO	6/20/23	18,000	1,536	4,120	(2,584)
Carnival Corp.	(1.00)%	Quarterly	GSCO	12/20/20	14,000	(20)	154	(174)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/23	36,000	3,072	7,837	(4,765)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/23	36,000	3,072	8,239	(5,167)
Carnival Corp.	(1.00)%	Quarterly	JPHQ	12/20/20	11,000	(16)	56	(72)
Dell Inc.	(1.00)%	Quarterly	BNPP	12/20/25	12,000	457	838	(381)
Dell Inc.	(1.00)%	Quarterly	BNPP	12/20/25	133,000	5,061	7,087	(2,026)
Dell Inc.	(1.00)%	Quarterly	CITI	12/20/25	15,000	571	865	(294)
Dell Inc.	(1.00)%	Quarterly	CITI	12/20/25	19,000	723	1,260	(537)
Dell Inc.	(1.00)%	Quarterly	JPHQ	12/20/25	62,000	2,359	2,893	(534)
Diamond Sports Group LLC / Diamond Sports Finance Co.	(5.00)%	Quarterly	BZWS	12/20/25	14,000	4,742	7,213	(2,471)
Diamond Sports Group LLC / Diamond Sports Finance Co.	(5.00)%	Quarterly	BZWS	12/20/25	11,000	3,726	5,662	(1,936)
Diamond Sports Group LLC / Diamond Sports Finance Co.	(5.00)%	Quarterly	GSCO	6/20/25	11,000	3,585	5,986	(2,401)
Diamond Sports Group LLC / Diamond Sports Finance Co.	(5.00)%	Quarterly	GSCO	12/20/25	6,000	2,032	2,719	(687)
Diamond Sports Group LLC / Diamond Sports Finance Co.	(5.00)%	Quarterly	GSCO	12/20/25	6,000	2,032	2,719	(687)
Diamond Sports Group LLC / Diamond Sports Finance Co.	(5.00)%	Quarterly	GSCO	12/20/25	6,000	2,032	2,720	(688)
Diamond Sports Group LLC / Diamond Sports Finance Co.	(5.00)%	Quarterly	GSCO	12/20/25	10,000	3,387	3,767	(380)

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Diamond Sports Group LLC / Diamond Sports Finance Co.	(5.00)%	Quarterly	GSCO	12/20/25	12,000		$4,065	$5,205	$(1,140)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	66,000		(1,465)	(438)	(1,027)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	66,000		(1,465)	(409)	(1,056)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	66,000		(1,465)	(291)	(1,174)
Dow Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	33,000		(733)	(146)	(587)
GE Capital Funding LLC	(1.00)%	Quarterly	GSCO	12/20/25	48,000		107	1,696	(1,589)
GE Capital Funding LLC	(1.00)%	Quarterly	GSCO	12/20/25	72,000		161	2,871	(2,710)
GE Capital Funding LLC	(1.00)%	Quarterly	JPHQ	12/20/25	48,000		107	1,586	(1,479)
GE Capital Funding LLC	(1.00)%	Quarterly	JPHQ	12/20/25	72,000		161	2,969	(2,808)
Government of Brazil	(1.00)%	Quarterly	BZWS	6/20/25	182,000		3,944	19,309	(15,365)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	233,000		(1,943)	1,736	(3,679)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	140,000		(1,168)	2,341	(3,509)
Groupe Casino	(5.00)%	Quarterly	JPHQ	12/20/24	54,000	EUR	4,046	3,703	343
Heidelbergcement AG	(5.00)%	Quarterly	JPHQ	12/20/25	140,000	EUR	(37,295)	(35,079)	(2,216)
Intrum Justitia AS	(5.00)%	Quarterly	MSCS	12/20/25	24,000	EUR	(1,468)	118	(1,586)
Intrum Justitia AS	(5.00)%	Quarterly	MSCO	12/20/25	31,000	EUR	(1,897)	—	(1,897)
Intrum Justitia AS	(5.00)%	Quarterly	MSCO	12/20/25	19,000	EUR	(1,163)	92	(1,255)
Intrum Justitia AS	(5.00)%	Quarterly	MSCO	12/20/25	28,000	EUR	(1,713)	96	(1,809)
Intrum Justitia AS	(5.00)%	Quarterly	MSCO	12/20/25	28,000	EUR	(1,713)	136	(1,849)
Intrum Justitia AS	(5.00)%	Quarterly	MSCS	12/20/25	23,000	EUR	(1,407)	(57)	(1,350)
Itochu Corp.	(1.00)%	Quarterly	GSCO	6/20/22	12,107,000	JPY	(1,935)	(1,113)	(822)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	6/20/22	5,348,000	JPY	(791)	(507)	(284)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/24	38,000		4,484	11,462	(6,978)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/24	96,000		13,656	16,905	(3,249)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/24	96,000		13,656	17,691	(4,035)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/24	113,000		16,075	30,330	(14,255)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/25	18,000		2,870	7,075	(4,205)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	GSCO	9/20/24	68,000		8,874	19,324	(10,450)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	GSCO	12/20/24	57,000		8,108	15,299	(7,191)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	4,000		638	1,788	(1,150)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	4,000		638	2,252	(1,614)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	MSCO	12/20/24	34,000		4,837	10,064	(5,227)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	MSCO	6/20/25	5,000		797	2,826	(2,029)
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/24	121,000		(1,299)	196	(1,495)
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/25	109,000		(232)	1,637	(1,869)
Kohl’s Corp.	(1.00)%	Quarterly	CITI	12/20/25	207,000		9,233	19,205	(9,972)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	12/20/25	154,000		6,869	14,095	(7,226)
Kohl’s Corp.	(1.00)%	Quarterly	MSCO	12/20/25	221,000		9,858	20,505	(10,647)

franklintempleton.com	Semiannual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Lloyds Bank PLC	(1.00)%	Quarterly	BOFA	12/20/22	196,000	EUR	$(3,862)	$(1,034)	$(2,828)
Lloyds Bank PLC	(1.00)%	Quarterly	GSCO	12/20/23	100,000	EUR	(2,692)	104	(2,796)
Lloyds Bank PLC	(1.00)%	Quarterly	GSCO	6/20/24	127,000	EUR	(4,326)	705	(5,031)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/22	4,000	EUR	(531)	(23)	(508)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/24	121,000	EUR	(1,154)	2,928	(4,082)
Marubeni Corp.	(1.00)%	Quarterly	CITI	6/20/25	3,711,000	JPY	(1,165)	999	(2,164)
Marubeni Corp.	(1.00)%	Quarterly	GSCO	6/20/22	18,860,000	JPY	(2,866)	(1,434)	(1,432)
MBIA Inc.	(5.00)%	Quarterly	BZWS	6/20/22	23,000		(687)	(421)	(266)
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/22	36,000		(1,076)	(1,831)	755
MBIA Inc.	(5.00)%	Quarterly	GSCO	6/20/22	21,000		(628)	(845)	217
MBIA Inc.	(5.00)%	Quarterly	JPHQ	6/20/21	269,000		(6,309)	(4,711)	(1,598)
MBIA Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	97,000		(2,556)	(11,087)	8,531
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	3,878,000	JPY	(491)	(92)	(399)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	3,618,000	JPY	(458)	(86)	(372)
Simon Property Group LP	(1.00)%	Quarterly	JPHQ	12/20/25	434,000		127	9,328	(9,201)
Simon Property Group LP	(1.00)%	Quarterly	MSCO	12/20/25	340,000		99	7,307	(7,208)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	6,394,000	JPY	2,140	1,761	379
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	9,987,000	JPY	3,342	2,247	1,095
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	100,000	EUR	173	6,277	(6,104)
Stena AB	(5.00)%	Quarterly	GSCO	12/20/25	32,000	EUR	921	2,540	(1,619)
Telecom Italia SpA	(1.00)%	Quarterly	BZWS	12/20/25	196,000	EUR	9,155	8,850	305
Transocean Inc.	(5.00)%	Quarterly	BZWS	12/20/25	25,000		17,462	21,052	(3,590)
Transocean Inc.	(5.00)%	Quarterly	FBCO	12/20/24	121,000		82,889	63,183	19,706
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	71,000		48,637	4,923	43,714
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	48,000		32,882	5,882	27,000
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/25	455,000		317,804	359,838	(42,034)
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	4,000		2,740	543	2,197
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	138,000		94,535	18,758	75,777
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	100,000		68,503	49,404	19,099
Transocean Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	155,000		107,262	98,913	8,349
Transocean Inc.	(1.00)%	Quarterly	JPHQ	12/20/25	155,000		120,373	124,289	(3,916)
Transocean Inc.	(5.00)%	Quarterly	MSCO	12/20/24	20,000		13,701	2,562	11,139
Transocean Inc.	(1.00)%	Quarterly	MSCO	12/20/25	37,000		28,734	28,006	728
Transocean Inc.	(1.00)%	Quarterly	MSCO	12/20/25	74,000		57,468	59,604	(2,136)
Transocean Inc.	(1.00)%	Quarterly	MSCO	12/20/25	111,000		86,203	88,882	(2,679)
Transocean Inc.	(1.00)%	Quarterly	MSCS	12/20/25	111,000		86,203	89,007	(2,804)
Unisys Corp.	(5.00)%	Quarterly	GSCO	12/20/25	17,000		(2,200)	(2,423)	223
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	23,000		620	4,802	(4,182)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	25,000		674	5,780	(5,106)
US Steel Corp.	(5.00)%	Quarterly	MSCO	6/20/25	14,000		377	4,515	(4,138)
US Steel Corp.	(5.00)%	Quarterly	MSCO	6/20/25	36,000		970	8,664	(7,694)
Contracts to Sell Protection[c,d]
Single Name
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	74,000		(56,057)	(51,543)	(4,514)	CCC-
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	65,000		(49,240)	(46,245)	(2,995)	CCC-
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	33,000		(24,999)	(24,142)	(857)	CCC-
Transocean Inc.	1.00%	Quarterly	JPHQ	6/20/25	155,000		(118,953)	(121,124)	2,171	CCC-
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	111,000		(84,086)	(82,036)	(2,050)	CCC-
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	74,000		(56,057)	(54,690)	(1,367)	CCC-
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	37,000		(28,029)	(25,739)	(2,290)	CCC-
Transocean Inc.	1.00%	Quarterly	MSCS	12/20/24	482,000		(365,130)	(363,074)	(2,056)	CCC-

Total OTC Swap Contracts							$496,089	$608,578	$(112,489)

Total Credit Default Swap Contracts							$224,229	$662,506	$(438,277)

32	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

At November 30, 2020, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Quarterly	9/18/21	1,500,000		$(15,919)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Quarterly	3/18/22	1,100,000		(20,186)
Receive Fixed 4.48% Pay Floating Banxico Mexico 1 Month rate	Monthly	12/14/22	8,580,586	MXN	328
Receive Fixed 4.08% Pay Floating BZDIOVRA Index	Annually	1/02/23	1,477,995	BRL	(2,959)
Receive Fixed 4.54% Pay Floating BZDIOVRA Index	Annually	1/02/23	1,289,337	BRL	(874)
Receive Fixed 5.07% Pay Floating Banxico Mexico 1 Month rate	Monthly	12/10/25	7,593,358	MXN	2,028
Receive Fixed 2.78% Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	12/16/25	3,331,608	CNY	(381)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 2.25%	Quarterly	6/20/28	1,100,000		(205,796)
Receive Fixed 5.81% Pay Floating Banxico Mexico 1 Month rate	Monthly	12/04/30	7,237,477	MXN	7,183
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 1.12%	Semi-Annually	12/16/30	492,252	PLN	350
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 1.15%	Semi-Annually	12/16/30	534,939	PLN	(33)
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 1.18%	Semi-Annually	3/17/31	506,032	PLN	176
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 1.21%	Semi-Annually	3/17/31	506,177	PLN	(280)

Total Interest Rate Swap Contracts					$(236,363)

*In U.S. dollars unless otherwise indicated.

At November 30, 2020, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts – Long[a]
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	11/01/21	$167	$59
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/02/21	1,600	501
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/03/21	941	257
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/04/21	479	120
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	11/08/21	313	77
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/09/21	18	5
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/10/21	9	2
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	11/24/21	345	11
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	BZWS	2/17/21	3,210	1,020

franklintempleton.com	Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	BZWS	2/17/21	$1,897	$666
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	BZWS	2/22/21	227	73
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/04/21	7,036	2,676
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/05/21	15,291	5,832
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/10/21	8,467	3,174
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/11/21	13,131	4,410
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/11/21	27,315	10,387
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/12/21	14,066	4,626
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/12/21	33,991	12,464
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	3/15/21	1,246	425
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	3/15/21	8,540	4,461
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/28/21	2,779	1,247
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/29/21	3,714	1,247
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/29/21	3,722	1,594
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/03/21	5,648	2,407
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/04/21	2,440	1,260
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/05/21	1,364	691
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/06/21	3,072	1,395
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/07/21	682	332
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/10/21	1,134	509
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/11/21	2,026	850
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/18/21	3,492	1,550
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/19/21	2,615	1,029
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/20/21	7,220	2,864
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/21/21	7,165	2,920
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/24/21	903	358
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/27/21	1,212	459
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/31/21	3,678	1,283
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	7/06/21	34,272	20,085
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	7/06/21	3,583	1,678
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/07/21	9,101	368
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/12/21	1,205	(2)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/14/21	2,734	(83)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/14/21	536	(16)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/14/21	3,749	(111)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/19/21	2,135	(1)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/20/21	19,742	(42)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/21/21	1,870	18
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/21/21	3,225	30
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/25/21	1,418	5
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/26/21	522	—
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/27/21	2,234	(45)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/28/21	2,680	1
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	11/03/21	28,490	1,255
Energy Transfer Operating LP	1-Month LIBOR + 0.90%	Monthly	GSCO	11/05/21	34,965	4,833
Energy Transfer Operating LP	1-Month LIBOR + 0.40%	Monthly	BOFA	11/09/21	28,045	2,976
Energy Transfer Operating LP	1-Month LIBOR + 0.65%	Monthly	GSCO	11/29/21	43,287	2,402
Enterprise Products Partners LP	1-Month LIBOR + 0.90%	Monthly	GSCO	11/16/21	40,564	3,243

						109,835

Equity Contracts – Short[b]
Advanced Emissions Solutions Inc.	1-Month LIBOR - 0.40%	Monthly	MSCO	11/10/21	5,616	(519)

34	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Interest Rate Contracts – Long[a]
Government of Egypt	1-Day FEDEF	Monthly	CITI	1/12/21	$80,248	$1,365
Government of Indonesia	3-Month LIBOR + 1.00%	Monthly	BOFA	5/18/21	384,829	46,394
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	103,643	8,085

						55,844

Total – Total Return Swap Contracts						$165,160

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

See Note 11 regarding other derivative information.

See Abbreviations on page 55.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

November 30, 2020 (unaudited)

Franklin K2 Long Short Credit Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$84,552,961
Cost – Unaffiliated repurchase agreements	4,425,822

Value – Unaffiliated issuers	$85,380,622
Value – Unaffiliated repurchase agreements	4,425,822
Cash	2,145,362
Restricted cash for OTC derivatives (Note 1f)	280,000
Foreign currency, at value (cost $474,484)	571,844
Receivables:
Investment securities sold	1,931,810
Capital shares sold	185,820
Dividends and interest	525,519
Deposits with brokers for:
Securities sold short	6,293,305
OTC derivative contracts	710,000
Futures contracts	307,550
Centrally cleared swap contracts	454,096
Due from brokers	144,165
Variation margin on futures contracts	3,960
OTC swap contracts (upfront payments $1,573,594)	1,439,198
Unrealized appreciation on OTC forward exchange contracts	57,889
Unrealized appreciation on OTC swap contracts	387,707
Unrealized appreciation on unfunded loan commitments (Note 10)	13,965
Other assets	35

Total assets	105,258,669

Liabilities:
Payables:
Investment securities purchased	1,957,986
Capital shares redeemed	79,487
Management fees	11,535
Distribution fees	4,781
Variation margin on centrally cleared swap contracts	7,121
Transfer agent fees	16,183
Deposits from brokers for:
OTC derivative contracts	280,000
Due to brokers	65,459
OTC swap contracts (upfront receipts $909,257)	830,620
Options written, at value (premiums received $1,559)	130
Securities sold short, at value (proceeds $5,881,532)	6,368,276
Unrealized depreciation on OTC forward exchange contracts	157,161
Unrealized depreciation on OTC swap contracts	335,036
Accrued expenses and other liabilities	91,128

Total liabilities	10,204,903

Net assets, at value	$95,053,766

Net assets consist of:
Paid-in capital	$92,931,952
Total distributable earnings (loss)	2,121,814

Net assets, at value	$95,053,766

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

November 30, 2020 (unaudited)

Franklin K2 Long Short Credit Fund

Class A:
Net assets, at value	$22,543,046

Shares outstanding	2,102,373

Net asset value per share[a]	$10.72

Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.34

Class C:
Net assets, at value	$2,886,446

Shares outstanding	275,064

Net asset value and maximum offering price per share[a]	$10.49

Class R:
Net assets, at value	$183,665

Shares outstanding	17,325

Net asset value and maximum offering price per share	$10.60

Class R6:
Net assets, at value	$5,701

Shares outstanding	531

Net asset value and maximum offering price per share	$10.74

Advisor Class:
Net assets, at value	$69,434,908

Shares outstanding	6,461,572

Net asset value and maximum offering price per share	$10.75

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended November 30, 2020 (unaudited)

Franklin K2 Long Short Credit Fund

Investment income:
Dividends:
Unaffiliated issuers	$46,158
Interest: (net of foreign taxes)~
Unaffiliated issuers:
Paydown gain (loss)	208,107
Paid in cash	2,192,708

Total investment income	2,446,973

Expenses:
Management fees (Note 3a)	780,960
Distribution fees: (Note 3c)
Class A	19,252
Class C	14,206
Class R	438
Transfer agent fees: (Note 3e)
Class A	13,232
Class C	1,791
Class R	110
Class R6	20
Advisor Class	45,223
Custodian fees (Note 4) .	44,953
Reports to shareholders	18,369
Registration and filing fees	43,614
Professional fees	99,520
Trustees’ fees and expenses	17,571
Dividends and interest on securities sold short	184,220
Security borrowing fees	41,175
Other	36,284

Total expenses	1,360,938
Expenses waived/paid by affiliates (Note 3f)	(296,281)

Net expenses	1,064,657

Net investment income	1,382,316

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	2,834,493
Written options	(30,838)
Foreign currency transactions	19,655
Forward exchange contracts	216,133
Futures contracts	(87,843)
Securities sold short	(2,420,520)
Swap contracts	209,098

Net realized gain (loss)	740,178

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	7,513,283
Translation of other assets and liabilities denominated in foreign currencies	60,768
Forward exchange contracts	(291,803)
Written options	15,197
Futures contracts	(107,181)
Securities sold short	(95,711)
Swap contracts	(942,351)

Net change in unrealized appreciation (depreciation)	6,152,202

Net realized and unrealized gain (loss)	6,892,380

Net increase (decrease) in net assets resulting from operations	$8,274,696

~ Foreign taxes withheld on interest	$296

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin K2 Long Short Credit Fund

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$1,382,316	$2,928,080
Net realized gain (loss)	740,178	1,170,424
Net change in unrealized appreciation (depreciation)	6,152,202	(9,029,939)

Net increase (decrease) in net assets resulting from operations	8,274,696	(4,931,435)

Distributions to shareholders:
Class A	—	(849,841)
Class C	—	(56,967)
Class R	—	(5,574)
Class R6	—	(14,013)
Advisor Class	—	(2,791,426)

Total distributions to shareholders	—	(3,717,821)

Capital share transactions: (Note 2)
Class A	562,639	(6,100,444)
Class C	(226,462)	170,969
Class R	—	17,268
Class R6	—	(180,366)
Advisor Class	(9,872,727)	(6,973,581)

Total capital share transactions	(9,536,550)	(13,066,154)

Net increase (decrease) in net assets	(1,261,854)	(21,715,410)
Net assets:
Beginning of period	96,315,620	118,031,030

End of period	$95,053,766	$96,315,620

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 LONG SHORT CREDIT FUND

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Long Short Credit Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on November 30, 2020.

franklintempleton.com	Semiannual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

42	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 11 regarding other derivative information.

f. Restricted Cash

At November 30, 2020, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/counterparty broker and is reflected in the Statement of Assets and Liabilities.

g. Loan Participation Notes

The Fund invests in loan participation notes (Participations). Participations are loans originally issued to a borrower by one or more financial institutions (the Lender) and subsequently sold to other investors, such as the Fund.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

g. Loan Participation Notes (continued)

Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

h. Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

i. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short.

The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

j. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

k. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

l. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

m. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

n. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2020		Year Ended May 31, 2020

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	247,544	$2,585,704	1,136,532	$11,916,755
Shares issued in reinvestment of distributions	—	—	40,491	420,700
Shares redeemed	(194,549)	(2,023,065)	(1,793,471)	(18,437,899)

Net increase (decrease)	52,995	$562,639	(616,448)	$(6,100,444)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended November 30, 2020		Year Ended May 31, 2020

	Shares	Amount	Shares	Amount

Class C Shares:
Shares sold	20,349	$209,515	97,563	$996,165
Shares issued in reinvestment of distributions	—	—	5,569	56,967
Shares redeemed[a]	(42,647)	(435,977)	(87,629)	(882,163)

Net increase (decrease)	(22,298)	$(226,462)	15,503	$170,969

Class R Shares:
Shares sold	—	$—	5,832	$60,909
Shares issued in reinvestment of distributions	—	—	483	4,975
Shares redeemed	—	—	(5,065)	(48,616)

Net increase (decrease)	—	$—	1,250	$17,268

Class R6 Shares:
Shares sold	—	$—	23,094	$242,849
Shares issued in reinvestment of distributions	—	—	1,350	14,013
Shares redeemed	—	—	(46,241)	(437,228)

Net increase (decrease)	—	$—	(21,797)	$(180,366)

Advisor Class Shares:
Shares sold	2,062,061	$21,392,440	5,690,910	$58,760,489
Shares issued in reinvestment of distributions	—	—	198,394	2,061,319
Shares redeemed	(2,996,858)	(31,265,167)	(6,798,288)	(67,795,389)

Net increase (decrease)	(934,797)	$(9,872,727)	(908,984)	$(6,973,581)

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to K2 Advisors of 1.60% per year of the average daily net assets of the Fund.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by K2 Advisors and are not an additional expense of the Fund. Each subadvisor is compensated for managing its respective portion of the average daily net assets of the Fund.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

Subadvisors
Apollo Credit Management LLC
Benefit Street Partners L.L.C.
Chatham Asset Management, LLC
Ellington Global Asset Management, LLC
Emso Asset Management Limited
Medalist Partners, LP

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund. The fee is paid by K2 Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$1,654
CDSC retained	$2,754

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2020, the Fund paid transfer agent fees of $60,376 of which $17,665 was retained by Investor Services.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

3. Transactions with Affiliates (continued)

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.65% based on the average net assets of each class until September 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2021. Prior to October 1, 2020, the Class R6 transfer agent fees were limited to 0.02%.

g. Other Affiliated Transactions

At November 30, 2020, Franklin Resources, Inc. owned 22.0% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2020, there were no credits earned.

5. Income Taxes

At November 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$83,858,074

Unrealized appreciation	$3,921,560
Unrealized depreciation	(4,490,826)

Net unrealized appreciation (depreciation)	$(569,266)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2020, aggregated $96,579,072 and 106,466,593, respectively.

7. Credit Risk and Defaulted Securities

At November 30, 2020, the Fund had 23.6% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2020, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $1,749,133, representing 1.9% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At November 30, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value
923	Acosta Inc.	12/31/19	$8,144	$8,150
745	Acosta Inc., cvt. pfd.	12/31/19	50,262	50,087
947	One Call Corp.	10/28/19	113,545	98,676
3,821	One Call Corp., cvt. pfd.	10/28/19	458,341	398,316

Total Restricted Securities (Value is 0.6% of Net Assets)			$630,292	$555,229

10. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.

At November 30, 2020, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Intelsat Jackson Holdings SA, Term Loan DIP	$363,246
PetSmart Inc., Term Loan B2	16,852
Playa Hotels & Resorts NV, Term Loan B1	9,840

$389,938

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

11. Other Derivative Information

At November 30, 2020, the investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin on centrally cleared swap contracts	$10,065	[a]	Variation margin on centrally cleared swap contracts	$246,428	[a]
	Unrealized appreciation on OTC swap contracts	55,844

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	57,889		Unrealized depreciation on OTC forward exchange contracts	157,161

Credit contracts	Variation margin on centrally cleared swap contracts	47,121	[a]	Variation margin on centrally cleared swap contracts	372,909	[a]

	OTC swap contracts (upfront payments)	1,439,198		OTC swap contracts (upfront receipts)	830,620

	Unrealized appreciation on OTC swap contracts	221,729		Unrealized depreciation on OTC swap contracts	334,218

Equity contracts	Investments in securities, at value	37,723	[b]	Options written, at value	130

	Unrealized appreciation on OTC swap contracts	110,134		Unrealized depreciation on OTC swap contracts	818

				Variation margin on futures contracts	203,014	[a]

Totals		$1,979,703			$2,145,298

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

For the period ended November 30, 2020, the effect of derivative contracts in the Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period	Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Swap contracts	$36,773	Swap contracts	$179,437

Foreign exchange contracts	Forward exchange contracts	216,133	Forward exchange contracts	(291,803)

Credit contracts	Swap contracts	96,797	Swap contracts	(1,201,954)

Equity contracts	Investments	12,949 [a]	Investments	(70,998)[a]

	Written options	(30,838)	Written options	15,197

	Futures contracts	(87,843)	Futures contracts	(107,181)

	Swap contracts	75,528	Swap contracts	80,166

Totals		$319,499		$(1,397,136)

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

For the period ended November 30, 2020, the average month end notional amount of options, futures contracts and swap contracts represented 24,717 shares, $596,395 and $34,283,738, respectively. The average month end contract value of forward exchange contracts was $3,368,767.

At November 30, 2020, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$57,889	$157,161
Options Purchased	30,427	—
Swap Contracts	1,826,905	1,165,656

Total	$1,915,221	$1,322,817

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At November 30, 2020, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Counterparty
BNPP	$7,925	$(2,407)	$—	$—	$5,518
BOFA	53,876	(11,050)	—	—	42,826
BZWS	199,091	(199,091)	—	—	—
CITI	33,949	(19,167)	—	—	14,782
DBAB	8,085	—	—	—	8,085
FBCO	87,009	(2,584)	—	—	84,425
GSCO	612,557	(117,768)	—	(280,000)	214,789
JPHQ	526,300	(293,244)	—	—	233,056
JPHQ[a]	52,178	—	—	—	52,178
MSCO	245,126	(216,740)	—	—	28,386
MSCS	89,125	(89,125)	—	—	—

Total	$1,915,221	$(951,176)	$—	$(280,000)	$684,045

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

11. Other Derivative Information (continued)

At November 30, 2020, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged[b]	Net Amount (Not less than zero)
Counterparty
BNPP	$2,407	$(2,407)	$—	$—	$—
BOFA	11,050	(11,050)	—	—	—
BZWS	208,748	(199,091)	—	(9,657)	—
CITI	19,167	(19,167)	—	—	—
DBAB	—	—	—	—	—
FBCO	2,584	(2,584)	—	—	—
GSCO	117,768	(117,768)	—	—	—
JPHQ	293,244	(293,244)	—	—	—
JPHQ[a]	79,663	—	—	—	79,663
MSCO	216,740	(216,740)	—	—	—
MSCS	371,446	(89,125)	—	(282,321)	—

Total	$1,322,817	$(951,176)	$—	$(291,978)	$79,663

aRepresents derivatives not subject to an ISDA master agreement.

bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(e) regarding derivative financial instruments.

See Abbreviations on page 55.

12. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2020, the Fund did not use the Global Credit Facility.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

13. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,143,888	$294,118	$555,229	[c]	$3,993,235
Convertible Bonds	—	827,197	—		827,197
Corporate Bonds and Notes	—	26,858,475	—		26,858,475
Corporate Bonds and Notes in Reorganization	—	626,333	—		626,333
Senior Floating Rate Interests	—	3,024,316	—		3,024,316
Foreign Government and Agency Securities	—	4,942,414	—		4,942,414
U.S. Government and Agency Securities	—	194,821	—		194,821
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	34,930,034	—		34,930,034
Municipal Bonds in Reorganization	—	1,122,800	—		1,122,800
Options Purchased	37,723	—	—		37,723
Credit-Linked Notes	—	81,679	460,107		541,786
Short Term Investments	8,281,488	4,425,822	—		12,707,310

Total Investments in Securities	$11,463,099	$77,328,009	$1,015,336		$89,806,444

Other Financial Instruments:
Forward Exchange Contracts	$—	$57,889	$—		$57,889
Swap Contracts	—	444,893	—		444,893
Unfunded Loan Commitments	—	13,965	—		13,965

Total Other Financial Instruments	$—	$516,747	$—		$516,747

Liabilities:
Other Financial Instruments:
Options Written	$130	$—	$—		$130
Securities Sold Short[a]	340,113	6,028,163	—		6,368,276
Futures Contracts	203,014	—	—		203,014
Forward Exchange Contracts	—	157,161	—		157,161
Swap Contracts	—	954,373	—		954,373

Total Other Financial Instruments	$543,257	$7,139,697	$—		$7,682,954

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common, preferred and convertible preferred stocks as well as other equity interests.

cIncludes securities determined to have no value at November 30, 2020.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

13. Fair Value Measurements (continued)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At November 30, 2020, the reconciliation is as follows:

	Balance at Beginning of Period		Purchases	Sales	Transfer Into (Out of) Level 3[a]	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End

Assets:
Investments in Securities:
Equity Investments[b]	$592,344	[c]	$—	$—	$—	$—	$—	$(37,115)	$555,229	[c]	$(37,115)
Asset-Backed Securities and Commercial Mortgage-Backed Securities	462,124		—	(10,995)	(487,123)	—	5,326	30,668	—		—
Short Term Investments	—		446,402	—	—	—	—	13,705	460,107		13,705
Total Investments in Securities	$1,054,468		$446,402	$(10,995)	$(487,123)	$—	$5,326	$7,258	$1,015,336		$(23,410)

aThe investment was transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.

bIncludes common and convertible preferred stocks.

cIncludes securities determined to have no value at November 30, 2020.

Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2020, are as follows:

Description	Fair Value at End of Period		Valuation Technique	Unobservable Inputs	Amount/ Range	Impact to Fair Value if Input Increases[a]

Assets:

Investments in Securities:

Equity Investments:[b]	$398,316		Discounted cash flow	Discount rate	9.0%–11.0%	Decrease	[c]
				Exit multiple	10.0x–12.0x	Increase	[c]
			Market comparables	EV / Revenue multiple	1.5x–2.0x	Increase	[c]
				EV / EBITDA multiple	12.0x–14.0x	Increase	[c]
			Market transaction	EV / EBITDA multiple	11.5x–13.5x	Increase	[c]
All Other Investments	617,020	[d,e]
Total	$1,015,336

aRepresents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

bIncludes common and convertible preferred stocks.

cRepresents a significant impact to fair value and net assets.

dIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.

eIncludes securities determined to have no value at November 30, 2020.

Abbreviations List

EBITDA	Earnings before interest, taxes, depreciation and amortization
EV	Enterprise value

54	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS

Franklin K2 Long Short Credit Fund (continued)

14. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

15. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Counterparty		Currency		Selected Portfolio		Index
BNPP	BNP Paribas	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage	CDX.NA.HY	CDX North America High Yield Index
BOFA	Bank of America Corp.	CNY	Chinese Yuan	BZDIOVRA	Brazil Interbank Deposit Rate
BZWS	Barclays Bank PLC	EGP	Egyptian Pound	CFETS	China Foreign Exchange Trade System
CITI	Citigroup, Inc.	EUR	Euro
DBAB	Deutsche Bank AG	GBP	British Pound	CLO	Collateralized Loan Obligation
FBCO	Credit Suisse Group AG	JPY	Japanese Yen	CMT	Constant Maturity Treasury Index
GSCO	The Goldman Sachs Group, Inc.	MXN	Mexican Peso	DIP	Debtor-In-Possession
JPHQ	JP Morgan Chase & Co.	PLN	Polish Zloty	ETF	Exchange Traded Fund
MSCO	Morgan Stanley & Co. LLC	RUB	Russian Ruble	EURIBOR	Euro Interbank Offered Rate
MSCS	Morgan Stanley Capital Services LLC	USD	United States Dollar	FEDEF	Federal Funds Effective Rate
				FHLMC	Federal Home Loan Mortgage Corp.

				FRN	Floating Rate Note
				GO	General Obligation
				LIBOR	London InterBank Offered Rate
				REIT	Real Estate Investment Trust
				SFR	Single Family Revenue
				WIBOR	Warsaw Interbank Offered Rate

franklintempleton.com	Semiannual Report	55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive, or receive notice of the availability of, the Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

56	Semiannual Report	franklintempleton.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin K2 Long Short Credit Fund

Investment Manager	Distributor	Shareholder Services
K2/D&S Management Co., L.L.C.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	(800) 632-2301
© 2021 Franklin Templeton Investments. All rights reserved.		948 S 01/21

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Ann Torre Bates and David W. Niemiec they are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not Applicable.

(a)(4)	Not Applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Alternative Strategies Funds

By (Signature and Title)	/s/ Matthew T. Hinkle
Matthew T. Hinkle, Chief Executive Officer – Finance and Administration

Date 1/27/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew T. Hinkle
Matthew T. Hinkle, Chief Executive Officer – Finance and Administration

Date 1/27/2021

By (Signature and Title)	/s/ Robert G. Kubilis
Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Date 1/27/2021